     As filed with the Securities and Exchange Commission on March 10, 2000

                                                      1933 Act Reg. No. 33-39519
                                                      1940 Act Reg. No. 811-5686

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                                ---

         Pre-Effective Amendment No.
                                     -----                      ---


         Post-Effective Amendment No. 12                                   X
                                     -----                                ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   X
                                                                ---

         Amendment No.  16
                       ----


                        (Check appropriate box or boxes.)

                         AIM INVESTMENT SECURITIES FUNDS
                        -------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919

                                 --------------

                                Charles T. Bauer
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:


         Jim Coppedge, Esquire              Martha J. Hays, Esquire
         A I M Advisors, Inc.               Ballard Spahr Andrews & Ingersoll, LLP
         11 Greenway Plaza, Suite 100       1735 Market Street, 51st Floor
         Houston, Texas  77046              Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b)
----
        on (date) pursuant to paragraph (b)
----
        60 days after filing pursuant to paragraph (a)(i)
----
        on (date) pursuant to paragraph (a)(i)
----
        75 days after filing pursuant to paragraph a(ii)
----


 X
----
        on May 26, 2000 pursuant to paragraph (a)(ii) of rule 485.



                            (Continued on Next Page)

If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a
----    previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

AIM HIGH YIELD FUND
--------------------------------------------------------------------------------


AIM High Yield Fund seeks to achieve a high level of current income.

PROSPECTUS                                        AIM -- Registered Trademark --

MAY 26, 2000


                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The fund will attempt to achieve its objective by investing primarily in publicly traded non-investment grade securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund seeks to meet this objective by investing at least 65% of the value of its assets in lower-quality debt securities, i.e., "junk bonds." The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.


  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                  Annual
Year Ended                                        Total
December 31                                       Return
-----------                                       ------
1990 ...........................................  -9.04%
1991 ...........................................  42.50%
1992 ...........................................  18.34%
1993 ...........................................  18.40%
1994 ...........................................  -1.68%
1995 ...........................................  16.86%
1996 ...........................................  15.44%
1997 ...........................................  12.52%
1998 ...........................................  -5.10%
1999 ...........................................   2.08%



  * The Class A shares' year-to-date total return as of March 31, 2000 was   %.


During the periods shown in the bar chart, the highest quarterly return was 14.35% (quarter ended March 31, 1991) and the lowest quarterly return was -9.71% (quarter ended September 30, 1990).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
-- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended
December 31, 1999)                                      1 YEAR                  5 YEARS
------------------------------------------------------------------------------------------------
Class A                                                  -2.80%                    6.96%
Class B                                                  -3.14%                    6.96%
Class C                                                   0.54%                      --
Lehman Bros. High Yield Index(1)                          2.39%                    9.31%
------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                               SINCE                     INCEPTION
December 31, 1999)                                      10 YEARS                   INCEPTION                      DATE
----------------------------------------------------------------------------------------------------------------------------
Class A                                                    9.60%                     10.24%                     07/11/78
Class B                                                      --                       5.90%                     09/01/93
Class C                                                      --                      -0.11%                     08/04/97
Lehman Bros. High Yield Index(1)                          10.72%                     10.87%(2)                  06/30/83(2)
---------------------------------------------------------------------------------------------------------------------------


(1) The Lehman Bros. High Yield Index is a rules-based index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100mm, and at least one year to maturity.
(2) The average annual total return given is since the earliest date the index became available.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)         4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
  is less)             None(1)   5.00%      1.00%
------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.48%     0.48%     0.48%

Distribution and/or
Service (12b-1) Fees     0.25      1.00      1.00

Other Expenses           0.19      0.20      0.20

Total Annual Fund
Operating Expenses       0.92      1.68      1.68
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $564     $754     $  960     $1,553
Class B    671      830      1,113      1,785
Class C    271      530        913      1,987
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $564     $754      $960      $1,553
Class B    171      530       913       1,785
Class C    171      530       913       1,987
----------------------------------------------


                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 1999, the advisor received compensation of 0.48% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.



- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM High Yield Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares any dividends daily and pays dividends monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                            CLASS A
                                                  -------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                     1999         1998         1997         1996        1995
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     8.77   $    10.16   $     9.88   $     9.43   $   8.93
Income from investment operations:
  Net investment income                                 0.85         0.92         0.90         0.92       0.93
  Net gains (losses) on securities (both
    realized and unrealized)                           (0.66)       (1.40)        0.28         0.46       0.52
  Total from investment operations                      0.19        (0.48)        1.18         1.38       1.45
Less distributions:
  Dividends from net investment income                 (0.87)       (0.91)       (0.90)       (0.93)     (0.95)
Return of capital                                      (0.02)          --           --           --         --
  Total distributions                                  (0.89)       (0.91)       (0.90)       (0.93)     (0.95)
Net asset value, end of period                    $     8.07   $     8.77   $    10.16   $     9.88   $   9.43
Total return(a)                                         2.21%       (5.10)%      12.52%       15.44%     16.86%
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $1,364,504   $1,670,863   $1,786,352   $1,272,974   $886,106
Ratio of expenses to average net assets                 0.92%(b)     0.85%        0.90%        0.97%      0.96%
Ratio of net investment income to average net
  assets                                               10.06%(b)     9.45%        9.08%        9.67%      9.95%
Portfolio turnover rate                                   79%          76%          80%          77%        61%
---------------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges.

(b) Ratios are based on average net assets of $1,554,341,715.



                                                                            CLASS B
                                                  --------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                     1999         1998         1997         1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     8.76   $    10.16   $     9.88   $     9.42   $   8.92
Income from investment operations:
  Net investment income                                 0.79         0.84         0.83         0.85       0.85
  Net gains (losses) on securities (both
    realized and unrealized)                           (0.66)       (1.40)        0.28         0.47       0.52
  Total from investment operations                      0.13        (0.56)        1.11         1.32       1.37
Less distributions:
  Dividends from net investment income                 (0.80)       (0.84)       (0.83)       (0.86)     (0.87)
Return of capital                                      (0.02)          --           --           --         --
  Total distributions                                  (0.82)       (0.84)       (0.83)       (0.86)     (0.87)
Net asset value, end of period                    $     8.07   $     8.76   $    10.16   $     9.88   $   9.42
Total return(a)                                         1.46%       (5.90)%      11.71%       14.68%     15.91%
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $1,559,864   $1,820,899   $1,647,801   $1,068,060   $557,926
Ratio of expenses to average net assets                 1.68%(b)     1.61%        1.65%        1.68%      1.73%
Ratio of net investment income to average net
  assets                                                9.30%(b)     8.69%        8.33%        8.95%      9.18%
Portfolio turnover rate                                   79%          76%          80%          77%        61%
---------------------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges.

(b) Ratios are based on average net assets of $1,758,603,534.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------



FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                              CLASS C
                                                 -----------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                       YEAR ENDED DECEMBER 31,             AUGUST 4, THROUGH
                                                 -----------------------------------         DECEMBER 31,
                                                       1999          1998(a)                      1997
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   8.74      $ 10.14                $ 10.04
Income from investment operations:
  Net investment income                                      0.78         0.82                   0.35
  Net gains (losses) on securities (both
    realized and unrealized)                                (0.65)       (1.38)                  0.10
  Total from investment operations                           0.13        (0.56)                  0.45
Less distributions:
  Dividends from net investment income                      (0.80)       (0.84)                 (0.35)
Return of capital                                           (0.02)          --                     --
  Total distributions                                       (0.82)       (0.84)                 (0.35)
Net asset value, end of period                           $   8.05      $  8.74                $ 10.14
Total return(b)                                              1.46%       (5.92)%                 4.49%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                 $129,675     $113,246                $26,117
Ratio of expenses to average net assets(b)                   1.68%(c)     1.61%                  1.68%(d)
Ratio of net investment income (loss) to average
  net assets(e)                                              9.30%(c)     8.69%                  8.30%(d)
Portfolio turnover rate                                        79%          76%                    80%
------------------------------------------------------------------------------------------------------------------


(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average net assets of $103,765,409.

(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 AIM High Yield Fund
 SEC 1940 Act file number: 811-5686
-----------------------------------


[AIM LOGO APPEARS HERE]  www.aimfunds.com   HYI-PRO-1   INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

      AIM HIGH YIELD FUND II

      -------------------------------------------------------------------------

      AIM High Yield Fund II seeks to achieve a high level of current income.

                                                    AIM --Registered Trademark--
      PROSPECTUS

      MAY 26, 2000


                                     This prospectus contains important
                                     information about Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


                                     An investment in the fund:



                                           - is not FDIC insured;



                                           - may lose value; and



                                           - is not guaranteed by a bank.


      [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - -

ANNUAL TOTAL RETURNS                          2
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE TABLE                             2
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-6

Pricing of Shares                           A-8

Taxes                                       A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The fund will attempt to achieve its objective by investing primarily in publicly traded non-investment grade debt securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund seeks to meet its objective by investing at least 80% of the value of the fund's total assets in non-investment grade debt securities, i.e., "junk bonds." The fund will invest principally in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Rating Services, or those deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of the value of the fund's total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may invest up to 15% of the value of its total assets in equity securities. The fund also may invest up to 25% of its total assets in foreign securities, including up to 10% of the fund's total assets in securities of issuers located in developing markets, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of capital growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Class A shares. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                     [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1999 .......................................  19.88%



* The Class A shares' year-to-date total return as of March 31, 2000 was     %.



  During the periods shown in the bar chart, the highest quarterly return was 7.94% (quarter ended December 31, 1999) and its lowest quarterly return was -0.37% (quarter ended September 30, 1999).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE     INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Class A                                          14.14%      --         --       18.65%    09/30/98
Class B                                          13.90%      --         --       14.07%    11/20/98
Class C                                          17.69%      --         --       17.52%    11/20/98
Lehman Bros. High Yield Index(1)                  2.39%      --         --        3.63%(2) 09/30/98(2)
------------------------------------------------------------------------------------------------------



(1) The Lehman Bros. High Yield Index is a rules-based index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 mm and at least one year to maturity.


(2) The average annual total return given is since the earliest date the index became available.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                4.75%  None   None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                     None(1) 5.00%  1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.50%     0.50%     0.50%
Distribution and/or
Service (12b-1) Fees      0.25      1.00      1.00
Other Expenses            0.83      0.83      0.83
Total Annual Fund
Operating Expenses        1.58      2.33      2.33
Fee Waiver(2)             0.58      0.58      0.58
Net Expenses              1.00      1.75      1.75
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor has contractually agreed to limit total annual fund operating expenses of Class A, Class B and Class C shares to 1.00%, 1.75% and 1.75%, respectively.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $628    $  950    $1,295     $2,264
Class B    736     1,027     1,445      2,479
Class C    336       727     1,245      2,666
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $628     $950     $1,295     $2,264
Class B    236      727      1,245      2,479
Class C    236      727      1,245      2,666
----------------------------------------------


                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal period ended July 31, 1999, the advisor received compensation of 0.71% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.



- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM High Yield Fund II are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the six-month period ended January 31, 2000, is unaudited. The information for the periods September 30, 1998 through July 31, 1999 for Class A shares, and the period November 20, 1998 through July 31, 1999 for Class B and C shares, has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                              CLASS A
                                                                                 ---------------------------------
                                                                                          FOR THE PERIOD
                                                                                        SEPTEMBER 30, 1998
                                                        JANUARY 31, 2000               THROUGH JULY 31, 1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ [    ]                          $ 10.00
Income from investment operations:
  Net investment income                                       [    ]                             0.90
  Net gains on securities (both realized and
    unrealized)                                               [    ]                             1.26
  Total from investment operations                            [    ]                             2.16
Less distributions:
  Dividends from net investment income                        [    ]                            (0.90)
  Distributions from net realized gains                       [    ]                            (0.01)
  Total distributions                                         [    ]                            (0.91)
Net asset value, end of period                              $ [    ]                          $ 11.25
Total return(a)                                               [    ]%                           22.39%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                    $ [    ]                          $34,992
Ratio of expenses to average net assets(b)
  Including waivers and reimbursement                         [    ]%                            1.00%
  Excluding waivers and reimbursement                         [    ]%                            1.58%
Ratio of net investment income to average net
  assets(b)(c)                                                [    ]%                            9.74%
Portfolio turnover rate                                       [    ]%                             223%
------------------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $20,791,446.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 9.14% (annualized).

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                        CLASS B
                                                                           ---------------------------------
                                                                                    FOR THE PERIOD
                                                             JANUARY 31,           NOVEMBER 20, 1998
                                                                2000             THROUGH JULY 31, 1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  [    ]                 $ 10.59
Income from investment operations:
  Net investment income                                          [    ]                    0.68
  Net gains on securities (both realized and unrealized)         [    ]                    0.65
  Total from investment operations                               [    ]                    1.33
Less distributions:
  Dividends from net investment income                           [    ]                  (0.68)
  Distributions from net realized gains                          [    ]                  (0.01)
  Total distributions                                            [    ]                  (0.69)
Net asset value, end of period                                $  [    ]                 $ 11.23
Total return(a)                                                  [    ]                   13.03%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $  [    ]                 $20,994
Ratio of expenses to average net assets(b)
  Including waivers and reimbursement                            [    ]                    1.75%
  Excluding waivers and reimbursement                            [    ]                    2.33%
Ratio of net investment income to average net assets(b)(c)       [    ]                    8.99%
Portfolio turnover rate                                          [    ]                     223%
------------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $7,499,236.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 8.39% (annualized).


                                                                                        CLASS C
                                                                           ---------------------------------
                                                                                    FOR THE PERIOD
                                                             JANUARY 31,           NOVEMBER 20, 1998
                                                                2000             THROUGH JULY 31, 1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  [    ]                 $ 10.59
Income from investment operations:
  Net investment income                                          [    ]                    0.68
  Net gains on securities (both realized and unrealized)         [    ]                    0.64
  Total from investment operations                               [    ]                    1.32
Less distributions:
  Dividends from net investment income                           [    ]                  (0.68)
  Distributions from net realized gains                          [    ]                  (0.01)
  Total distributions                                            [    ]                  (0.69)
Net asset value, end of period                                $  [    ]                 $ 11.22
Total return(a)                                                  [    ]                   12.93%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $  [    ]                 $ 3,139
Ratio of expenses to average net assets(b)
  Including waivers and reimbursement                            [    ]                    1.75%
  Excluding waivers and reimbursement                            [    ]                    2.33%
Ratio of net investment income to average net assets(b)(c)       [    ]                    8.99%
Portfolio turnover rate                                          [    ]                     223%
------------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,201,066.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 8.39% (annualized).

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.0. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM High Yield Fund II
 SEC 1940 Act file number: 811-5686
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   HYI2-PRO-1   INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

AIM INCOME FUND

--------------------------------------------------------------------------------

AIM Income Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

PROSPECTUS                                         AIM-- Registered Trademark --

 MAY 26, 2000


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       Investments in the fund:
                                          - are not FDIC insured;
                                          - may lose value; and
                                          - are not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]               INVEST WITH DISCIPLINE
                                             --Registered Trademark--

                                     ---------------
                                     AIM INCOME FUND
                                     ---------------



TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ---------------
                                AIM INCOME FUND
                                ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund will attempt to achieve its objective by investing primarily in fixed-rate corporate debt and U.S. Government obligations. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bonds," and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.


  Compared to higher-quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                ---------------
                                AIM INCOME FUND
                                ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS*

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                     [GRAPH]

                                              ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                   RETURN
-----------                                   ------
1990 .......................................   3.65%
1991 .......................................  18.01%
1992 .......................................   7.28%
1993 .......................................  15.38%
1994 .......................................  -7.65%
1995 .......................................  22.77%
1996 .......................................   8.58%
1997 .......................................  11.92%
1998 .......................................   4.94%
1999 .......................................  -2.92%


  * The Class A share's year-to-date total return as of March 31, 2000 was   %.



  During the periods shown in the bar chart, the highest quarterly return was 6.92% (quarter ended March 31, 1993) and the lowest quarterly return was -5.88% (quarter ended March 31, 1994).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                                           SINCE            INCEPTION
December 31, 1999)                        1 YEAR          5 YEARS          10 YEARS            INCEPTION            DATE
------------------------------------------------------------------------------------------------------------------------------
Class A                                   -7.55%            7.68%              7.31%              7.45%            05/03/68
Class B                                   -8.25%            7.58%                --               4.32%            09/07/93
Class C                                   -4.62%              --                 --               2.17%            08/04/97
Lehman Bros. Aggregate Bond Index(1)      -0.82%            7.73%              7.70%              9.24%(2)         12/31/75(2)
------------------------------------------------------------------------------------------------------------------------------


(1) The Lehman Bros. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(2) The average annual total return given is since the date closest to the earliest date the index became available.

                                ---------------
                                AIM INCOME FUND
                                ---------------


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------
FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.42%     0.42%     0.42%

Distribution and/or
Service (12b-1) Fees     0.25      1.00      1.00

Other Expenses           0.24      0.24      0.24

Total Annual Fund
Operating Expenses       0.91      1.66      1.66
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $563     $751     $  955     $1,541
Class B    669      823      1,102      1,766
Class C    269      523        902      1,965
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $563     $751      $955      $1,541
Class B    169      523       902       1,766
Class C    169      523       902       1,965
----------------------------------------------


                                ---------------
                                AIM INCOME FUND
                                ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 1999, the advisor received compensation of 0.42% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

                                ---------------
                                AIM INCOME FUND
                                ---------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                        CLASS A
                                                  ----------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                    1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.38   $   8.57   $   8.24   $   8.17   $   7.20
Income from investment operations:
  Net investment income                               0.57       0.57       0.55       0.57       0.58
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.81)     (0.16)      0.39       0.09       1.00
    Total from investment operations                 (0.24)      0.41       0.94       0.66       1.58
Less distributions:
  Dividends from net investment income               (0.55)     (0.55)     (0.52)     (0.59)     (0.61)
  Distributions from net realized gains                 --      (0.05)     (0.09)        --         --
    Total distributions                              (0.55)     (0.60)     (0.61)     (0.59)     (0.61)
Net asset value, end of period                    $   7.59   $   8.38   $   8.57   $   8.24   $   8.17
Total return(a)                                      (2.92)%     4.94%     11.92%      8.58%     22.77%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $393,414   $399,701   $340,608   $286,183   $251,280
Ratio of expenses to average net assets               0.91%(b)   0.91%(b)   0.94%      0.98%      0.98%
Ratio of net investment income to average net
  assets                                              7.11%(b)   6.69%(b)   6.55%      7.13%      7.52%
Portfolio turnover rate                                 78%        41%        54%        80%       227%
------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges.

(b) Ratios are based on average net assets of $402,647,801.



                                                                       CLASS B
                                                  --------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                    1999       1998       1997      1996      1995
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.37   $   8.55   $   8.23   $  8.15   $  7.18
Income from investment operations:
  Net investment income                               0.50       0.50       0.48      0.50      0.53
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.80)     (0.15)      0.38      0.11      0.98
    Total from investment operations                 (0.30)      0.35       0.86      0.61      1.51
Less distributions:
  Dividends from net investment income               (0.49)     (0.48)     (0.45)    (0.53)    (0.54)
  Distributions from net realized gains                 --      (0.05)     (0.09)       --        --
    Total distributions                              (0.49)     (0.53)     (0.54)    (0.53)    (0.54)
Net asset value, end of period                    $   7.58   $   8.37   $   8.55   $  8.23   $  8.15
Total return(a)                                      (3.72)%     4.20%     10.89%     7.87%    21.72%
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $244,713   $219,033   $125,871   $85,343   $44,304
Ratio of expenses to average net assets               1.66%(b)   1.66%(b)   1.69%     1.80%     1.79%
Ratio of net investment income to average net
  assets                                              6.36%(b)   5.94%(b)   5.80%     6.30%     6.71%
Portfolio turnover rate                                 78%        41%        54%       80%      227%
----------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average net assets of $240,134,478.

                                ---------------
                                AIM INCOME FUND
                                ---------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                             CLASS C
                                                 ---------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,            AUGUST 4, THROUGH
                                                 ---------------------------------         DECEMBER 31,
                                                          1999         1998                    1997
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.36     $  8.54                  $ 8.38
Income from investment operations:
  Net investment income                                     0.50        0.50                    0.19
  Net gains (losses) on securities (both
    realized and unrealized)                               (0.80)      (0.15)                   0.22
    Total from investment operations                       (0.30)       0.35                    0.41
Less distributions:
  Dividends from net investment income                     (0.49)      (0.48)                  (0.16)
  Distributions from net realized gains                       --       (0.05)                  (0.09)
    Total distributions                                    (0.49)      (0.53)                  (0.25)
Net asset value, end of period                           $  7.57     $  8.36                  $ 8.54
Total return(a)                                            (3.71)%      4.21%                   4.96%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                 $28,202     $19,332                  $2,552
Ratio of expenses to average net assets                     1.66%(b)    1.66%                   1.69%(c)
Ratio of net investment income (loss) to average
  net assets                                                6.36%(b)    5.94%                   5.80%(c)
Portfolio turnover rate                                       78%         41%                     54%
----------------------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average net assets of $24,457,067.

(c) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                                ---------------
                                AIM INCOME FUND
                                ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 AIM Income Fund
 SEC 1940 Act file number: 811-5686
------------------------------------


[AIM LOGO APPEARS HERE]  www.aimfunds.com  INC-PRO-1  INVEST WITH DISCIPLINE
                                                     --Registered Trademark--

         AIM  INTERMEDIATE GOVERNMENT FUND
         ----------------------------------------------------------------------


        AIM Intermediate Government Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

        PROSPECTUS                                   AIM--Registered Trademark--

        MAY 26, 2000


                                     This prospectus contains important
                                     information about Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund will attempt to achieve its objective by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by
(a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund will maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund invests primarily in fixed-rate securities such as high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their reasonable concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.


  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing a security may default or otherwise be unable to honor a financial obligation.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

  High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                  Annual
Year Ended                                        Total
December 31                                       Return
-----------                                       ------
1990 ..........................................    9.39%
1991 ..........................................   12.98%
1992 ..........................................    6.26%
1993 ..........................................    7.07%
1994 ..........................................   -3.44%
1995 ..........................................   16.28%
1996 ..........................................    2.35%
1997 ..........................................    9.07%
1998 ..........................................    8.17%
1999 ..........................................   -1.87%


  * The Class A share's year-to-date total return as of March 31, 2000 was   %.


  During the periods shown in the bar chart, the highest quarterly return was 5.49% (quarter ended June 30, 1995) and the lowest quarterly return was -2.92% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                          SINCE     INCEPTION
December 31, 1999)                              1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
---------------------------------------------------------------------------------------------------
Class A                                         -6.55%    5.59%     5.95%       6.41%     04/28/87
Class B                                         -7.16%    5.48%       --        3.78%     09/07/93
Class C                                         -3.49%     --         --        3.39%     08/04/97
Lehman Bros. Intermediate Government Bond
  Index(1)                                       0.49%    6.93%     7.10%       7.44%(2)  04/30/87(2)
---------------------------------------------------------------------------------------------------


(1) The Lehman Bros. Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
-------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                4.75%      None     None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)    5.00%    1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             CLASS A   CLASS B   CLASS C
-------------------------------------------------------------
Management Fees                0.43%      0.43%    0.43%
Distribution and/or
Service (12b-1) Fees           0.25       1.00     1.00
  Other Expenses               0.21       0.23     0.23
  Interest                     0.19       0.19     0.19
Total Other Expenses           0.40       0.42     0.42
Total Annual Fund
Operating Expenses             1.08       1.85     1.85
------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $580     $802     $1,042     $1,730
Class B    688      882      1,201      1,968
Class C    288      582      1,001      2,169
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $580     $802     $1,042     $1,730
Class B    188      582      1,001      1,968
Class C    188      582      1,001      2,169
----------------------------------------------


                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 1999, the advisor received compensation of 0.43% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Laurie F. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Intermediate Government Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                        CLASS A
                                                  ----------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                    1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.58   $   9.46   $   9.28   $   9.70   $   8.99
Income from investment operations:
  Net investment income                               0.60       0.62       0.63       0.63       0.69
  Net gains (losses) securities (both realized
    and unrealized)                                  (0.78)      0.13       0.18      (0.42)      0.73
    Total from investment operations                 (0.18)      0.75       0.81       0.21       1.42
Less distributions:
  Dividends from net investment income               (0.60)     (0.63)     (0.61)     (0.59)     (0.67)
  Return of capital                                     --         --      (0.02)     (0.04)     (0.04)
    Total distributions                              (0.60)     (0.63)     (0.63)     (0.63)     (0.71)
Net asset value, end of period                    $   8.80   $   9.58   $   9.46   $   9.28   $   9.70
Total return(a)                                      (1.87)%     8.17%      9.07%      2.35%     16.28%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $238,957   $245,613   $167,427   $174,344   $176,318
Ratio of expenses to average net assets
  (including interest expense)                        1.08%(b)   1.20%      1.11%      1.08%      1.19%
Ratio of expenses to average net assets
  (exclusive of interest expense)                     0.89%(b)   0.96%      1.00%      1.00%      1.08%
Ratio of interest expense to average net assets       0.19%(b)   0.24%      0.11%      0.08%      0.11%
Ratio of net investment income to average net
  assets                                              6.60%(b)   6.43%      6.77%      6.76%      7.36%
Portfolio turnover rate                                141%       147%        99%       134%       140%
------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges.

(b) Ratios are based on average net assets of $248,968,723.



                                                                       CLASS B
                                                  -------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                    1999       1998      1997      1996      1995
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.59   $   9.46   $  9.28   $  9.69   $  8.99
Income from investment operations:
  Net investment income                               0.53       0.55      0.56      0.55      0.63
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.77)      0.13      0.17     (0.41)     0.70
    Total from investment operations                 (0.24)      0.68      0.73      0.14      1.33
Less distributions:
  Dividends from net investment income               (0.53)     (0.55)    (0.53)    (0.51)    (0.59)
  Return of capital                                     --         --     (0.02)    (0.04)    (0.04)
    Total distributions                              (0.53)     (0.55)    (0.55)    (0.55)    (0.63)
Net asset value, end of period                    $   8.82   $   9.59   $  9.46   $  9.28   $  9.69
Total return(a)                                      (2.56)%     7.40%     8.16%     1.61%    15.22%
---------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $228,832   $237,919   $89,265   $79,443   $61,300
Ratio of expenses to average net assets
  (including interest expense)                        1.85%(b)   1.96%     1.87%     1.84%     1.97%
Ratio of expenses to average net assets
  (exclusive of interest expense)                     1.66%(b)   1.72%     1.76%     1.76%     1.86%
Ratio of interest expense to average net assets       0.19%(b)   0.24%     0.11%     0.08%     0.11%
Ratio of net investment income to average net
  assets                                              5.83%(b)   5.68%     6.01%     6.00%     6.58%
Portfolio turnover rate                                141%       147%       99%      134%      140%
---------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges.

(b) Ratios are based on average net assets of $241,488,881.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------



FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             CLASS C
                                                 ----------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,             AUGUST 4, THROUGH
                                                 ----------------------------------         DECEMBER 31,
                                                       1999           1998                       1997
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  9.56       $  9.44                    $ 9.33
Income from investment operations:
  Net investment income                                  0.53          0.56                      0.24
  Net gains (losses) on securities (both
    realized and unrealized)                            (0.77)         0.11                      0.10
    Total from investment operations                    (0.24)         0.67                      0.34
Less distributions:
  Dividends from net investment income                  (0.53)        (0.55)                    (0.22)
  Return of capital                                        --            --                     (0.01)
    Total distributions                                 (0.53)        (0.55)                    (0.23)
Net asset value, end of period                        $  8.79       $  9.56                    $ 9.44
Total return(a)                                         (2.57)%        7.31%                     3.64%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $39,011       $38,026                    $1,851
Ratio of expenses to average net assets
  (including interest expense)                           1.85%(b)      1.96%                     1.87%(c)
Ratio of expenses to average net assets
  (exclusive of interest expense)                        1.66%(b)      1.72%                     1.76%(c)
Ratio of interest expense to average net assets          0.19%(b)      0.24%                     0.11%(c)
Ratio of net investment income to average net
  assets                                                 5.83%(b)      5.68%                     6.01%(c)
Portfolio turnover rate                                   141%          147%                       99%
-----------------------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average net assets of $41,148,444.

(c) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 AIM Intermediate Government Fund
 SEC 1940 Act file number: 811-5686
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   GOV-PRO-1    INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

      AIM LIMITED MATURITY

      TREASURY FUND

      --------------------------------------------------------------------------

      AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.
                                                     AIM--Registered Trademark--
      PROSPECTUS

      MAY 26, 2000


                                        This prospectus contains important
                                        information about Class A shares of the
                                        fund. Please read it before investing
                                        and keep it for future reference.

                                        As with all other mutual fund
                                        securities, the Securities and Exchange
                                        Commission has not approved or
                                        disapproved these securities or
                                        determined whether the information in
                                        this prospectus is adequate or accurate.
                                        Anyone who tells you otherwise is
                                        committing a crime.


                                        An investment in the fund:


                                          - is not FDIC insured;


                                          - may lose value; and


                                          - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                  INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-6

Pricing of Shares                           A-8

Taxes                                       A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash and shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1990 .......................................   8.96%
1991 .......................................  10.48%
1992 .......................................   5.64%
1993 .......................................   4.45%
1994 .......................................   0.85%
1995 .......................................   9.40%
1996 .......................................   4.73%
1997 .......................................   5.97%
1998 .......................................   6.10%
1999 .......................................   2.64%


* The Class A shares' year-to-date total return as of March 31, 2000 was     %.


  During the periods shown in the bar chart, the highest quarterly return was 3.24% (quarter ended December 31, 1991) and the lowest quarterly return was
- 0.20% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ending                                                           SINCE      INCEPTION
December 31, 1999)                                1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------------------
Class A                                           1.64%    5.53%     5.78%       6.12%        12/15/87
Lehman 1- to 2-Year U.S. Government Bond Index(1) 3.42%    6.11%     6.31%      6.62%(2)     7/31/88(2)
-------------------------------------------------------------------------------------------------------


(1) The Lehman 1- to 2-Year U.S. Government Bond Index is an unmanaged index composed of U.S. Agency and Treasury issues with maturities of one to two years.
(2) The average annual total return given is since the date closest to the earliest date the index became available.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES


- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                       CLASS A
--------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         1.00%

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
--------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                      CLASS A
--------------------------------------------------
Management Fees                          0.20%
Distribution and/or
Service (12b-1) Fees                     0.15
Other Expenses                           0.19
 Total Annual Fund
 Operating Expenses                      0.54
--------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $155     $271      $399       $770
----------------------------------------------

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended July 31, 1999, the advisor received compensation of 0.20% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Laurie A. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Limited Maturity Treasury Fund are subject to the maximum 1.00% initial sales charge as listed under the heading "CATEGORY III Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS


The Fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the six-month period ended January 31, 2000 is unaudited. The information for the five years ended July 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                      CLASS A
                                                  ------------------------------------------------------------------
                                                  JANUARY 31,                   YEAR ENDED JULY 31,
                                                    2000        1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $[ ]        $  10.07     $  10.07   $   9.97   $  10.03   $   9.96
Income from investment operations:
  Net investment income                             [ ]            0.47         0.53       0.54       0.55       0.54
  Net gains (losses) on securities (both
    realized and unrealized)                        [ ]           (0.04)          --       0.10      (0.06)      0.07
  Total from investment operations                  [ ]            0.43         0.53       0.64       0.49       0.61
Less distributions:
  Dividends from net investment income              [ ]           (0.47)       (0.53)     (0.54)     (0.55)     (0.54)
Net asset value, end of period                      [ ]        $  10.03     $  10.07   $  10.07   $   9.97   $  10.03
Total return(a)                                     [ ]            4.32%        5.42%      6.55%      4.98%      6.36%
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)            [ ]        $390,018     $345,355   $389,812   $359,048   $274,480
Ratio of expenses to average net assets             [ ]            0.54%(b)     0.54%     0.54%     0.54%        0.51%
Ratio of net investment income to average net
  assets                                            [ ]            4.61%(b)     5.29%     5.35%     5.45%        5.44%
Portfolio turnover rate                             [ ]             184%         133%      130%       117%        120%
----------------------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $394,428,791.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
 AIM Limited Maturity Treasury Fund
 SEC 1940 Act file number: 811-5686
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   LTD-PRO-1    INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

AIM MONEY MARKET FUND

-------------------------------------------------------------------------------

AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS                                           AIM--Registered Trademark--

MAY 26, 2000


                                     This prospectus contains important
                                     information about the Class B and C
                                     shares and AIM Cash Reserve Shares
                                     of the fund. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     fund will be able to maintain a
                                     stable net asset value of $1.00 per
                                     share.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.


      [AIM LOGO APPEARS HERE]                     INVEST WITH DISCIPLINE
                                                 --Registered Trademark--

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including


- securities issued by the U.S. Government or its agencies

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents


The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or default of any of the fund's holdings;

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS*

--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's AIM Cash Reserve Shares from year to year. AIM Cash Reserve Shares do not have sales loads.


                     [GRAPH]

                                              ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                   RETURNS
-----------                                   ------
1994 .......................................   3.44%
1995 .......................................   5.04
1996 .......................................   4.41
1997 .......................................   4.66
1998 .......................................   4.62
1999 .......................................   4.22



  * The Cash Reserve Shares' year-to-date total return as of March 31, 2000 was
     %.


  During the periods shown in the bar chart, the highest quarterly return was 1.27% (quarters ended March 31, 1995 and June 30, 1995) and the lowest quarterly return was 0.59% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the fund's performance over the period indicated. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                        SINCE    INCEPTION
December 31, 1999)            1 YEAR   5 YEARS   10 YEARS   INCEPTION    DATE
---------------------------------------------------------------------------------
AIM Cash Reserve Shares        4.22%    4.59%        --       4.33%     10/16/93
Class B                       -1.55%    3.45%        --       3.53%     10/16/93
Class C                        2.44%      --         --       3.67%     08/04/97
---------------------------------------------------------------------------------


  AIM Cash Reserve Shares', Class B shares' and Class C shares' seven day yields on December 31, 1999 were 4.43%, 3.69% and 3.68%, respectively. For the current seven day yield, call (800) 347-4246.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from       AIM CASH
your investment)             RESERVE SHARES   CLASS B   CLASS C
-------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                            None         None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                          None         5.00%     1.00%
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted    AIM CASH
from fund assets)           RESERVE SHARES   CLASS B   CLASS C
------------------------------------------------------------------
Management Fees                  0.54%        0.54%     0.54%

Distribution and/or Service
(12b-1) Fees                     0.25         1.00      1.00

Other Expenses                   0.25         0.25      0.25

Total Annual Fund Operating
Expenses                         1.04         1.79      1.79
------------------------------------------------------------------


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
AIM Cash Reserve
  Shares              $106     $331     $  574     $1,271
Class B                682      863      1,170      1,908
Class C                282      563        970      2,105
----------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
AIM Cash Reserve
  Shares              $106     $331      $574      $1,271
Class B                182      563       970       1,908
Class C                182      563       970       2,105
----------------------------------------------------------

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 1999, the advisor received compensation of 0.54% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchase of Class B and Class C Shares of AIM Money Market Fund are subject to the contingent deferred sales charges listed in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.


  In order to earn dividends on a purchase of fund shares on the day of the purchase, the transfer agent must receive payment in federal funds before 12:00 noon Eastern Time on that day. Purchases made by payments in other forms, or payments in federal funds received after 12:00 noon Eastern Time but before the close of the customary trading session of the New York Stock Exchange, will begin to earn dividends on the next business day.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                  AIM CASH RESERVE SHARES
                                                  --------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                     1999         1998        1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                               0.0414       0.0453     0.0456     0.0433     0.0493
Less distributions:
  Dividends from net investment income               (0.0414)     (0.0453)   (0.0456)   (0.0433)   (0.0493)
Net asset value, end of period                    $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                         4.22%        4.62%      4.66%      4.41%      5.04%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $  989,478   $1,179,072   $344,117   $315,470   $293,450
Ratio of expenses to average net assets                 1.04%(b)     0.99%(b)   1.05%      1.08%      1.04%
Ratio of net investment income (loss) to average
  net assets                                            4.16%(b)     4.53%(b)   4.55%      4.32%      4.92%
----------------------------------------------------------------------------------------------------------



(a) Does not deduct contingent deferred sales charges where applicable.


(b) Ratios are based on average daily net assets of $977,518,910.



                                                                        CLASS B
                                                  ----------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                    1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                             0.0339     0.0371(a)   0.0378    0.0360     0.0419
Less distributions:
  Dividends from net investment income             (0.0339)   (0.0371)   (0.0378)   (0.0360)   (0.0419)
Net asset value, end of period                    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                       3.45%      3.78%      3.84%      3.66%      4.27%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $404,911   $310,534   $116,058   $ 91,148   $ 69,857
Ratio of expenses to average net assets               1.79%(b)   1.81%      1.80%      1.81%      1.78%
Ratio of net investment income to average net
  assets                                              3.41%(b)   3.71%      3.80%      3.60%      4.14%
------------------------------------------------------------------------------------------------------



(a) Does not deduct contingent deferred sales charges where applicable.


(b) Ratios are based on average net assets of $368,065,266.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------



FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                              CLASS C
                                                 -----------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                                       YEAR ENDED DECEMBER 31,             AUGUST 4, THROUGH
                                                 -----------------------------------         DECEMBER 31,
                                                           1999       1998                       1997
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   1.00   $   1.00                   $   1.00
Income from investment operations:
  Net investment income                                    0.0339     0.0371                     0.0158
Less distributions:
  Dividends from net investment income                    (0.0339)   (0.0371)                   (0.0158)
Net asset value, end of period                           $   1.00   $   1.00                   $   1.00
Total return(a)                                              3.44%      3.78%                      3.92%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                 $ 56,636   $ 27,391                   $  8,287
Ratio of expenses to average net assets                      1.79%(b)   1.81%                      1.80%(c)
Ratio of net investment income (loss) to average
  net assets                                                 3.41%(b)   3.71%                      3.80%(c)
------------------------------------------------------------------------------------------------------------------



(a) Does not deduct contingent deferred sales charges where applicable, and is annualized for periods less than one year.


(b) Ratios are based on average net assets of $44,090,340.


(c) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Fund Service, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 AIM Money Market Fund
 SEC 1940 Act file number: 811-5686
-----------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com  MKT-PRO-1  INVEST WITH DISCIPLINE
                                                     --Registered Trademark--

        AIM MUNICIPAL BOND FUND

        ------------------------------------------------------------------------

        AIM Municipal Bond Fund seeks to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

                                                   AIM --Registered Trademark--
        PROSPECTUS

        MAY 26, 2000


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       Investments in the fund:
                                          - are not FDIC insured;
                                          - may lose value; and
                                          - are not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Special Tax Information Regarding the Fund   5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. The fund will attempt to achieve its objective by investing in a diversified portfolio of municipal bonds. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing at least 80% of its total invested assets in securities that pay interest exempt from all federal taxes and which does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest at least 80% of its total invested assets in municipal bonds. Municipal bonds include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Certain types of industrial development bonds, such as private activity bonds, that meet certain standards, are treated as municipal bonds.



  The fund will also invest at least 80% of its total assets in investment-grade municipal securities rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization. Other securities meeting certain standards set by the fund are included in this category. The fund may invest up to 20% of its total assets in lower-quality municipal securities, i.e. "junk bonds," or unrated municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on municipal securities they believe have favorable prospects for current income consistent with the fund's objective of preservation of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. Such investments may or may not be subject to federal taxes. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Private activity bonds are not backed by the taxing power of the issuing municipality.

  The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.


  Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                              ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                   RETURNS
-----------                                   -------
1990  .......................................  5.27%
1991  ....................................... 13.30%
1992  .......................................  9.10%
1993  ....................................... 11.66%
1994  ....................................... -3.79%
1995  ....................................... 13.04%
1996  .......................................  3.90%
1997  .......................................  7.27%
1998  .......................................  5.28%
1999  ....................................... -2.45%


* The Class A shares' year-to-date total return as of March 31, 2000 was     %.


  During the periods shown in the bar chart, the highest quarterly return was 5.82% (quarter ended June 30, 1989) and the lowest quarterly return was -4.22% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                               SINCE        INCEPTION
December 31, 1999)       1 YEAR       5 YEARS       10 YEARS       INCEPTION         DATE
---------------------------------------------------------------------------------------------
Class A                  -7.12%       4.26%           5.59%        6.27%          03/28/77
Class B                  -7.91%       4.13%             --         3.06%          09/01/93
Class C                  -4.09%        --               --         1.42%          08/04/97
Lehman Municipal
  Bond Index(1)          -2.06%       6.91%           6.89%        8.11%(2)       12/31/79(2)
---------------------------------------------------------------------------------------------


(1) The Lehman Municipal Bond Index is a broad-based, total return index comprised of 8000 actual bonds, all of which are investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984.
(2) The average annual total return given is since the earliest date the index became available.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)       CLASS A   CLASS B   CLASS C
-----------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00%   1.00%
-----------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.45%     0.45%     0.45%
Distribution and/or
Service (12b-1) Fees      0.25      1.00      1.00
Other Expenses            0.14      0.14      0.14
Total Annual Fund
Operating Expenses        0.84      1.59      1.59
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $557     $730     $  919     $1,463
Class B    662      802      1,066      1,688
Class C    262      502        866      1,889
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $557     $730      $919      $1,463
Class B    162      502       866       1,688
Class C    162      502       866       1,889
----------------------------------------------


                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 1999, the advisor received compensation of 0.45% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1987.

- Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1985.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Municipal Bond Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

  You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.


  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                        CLASS A
                                                  -----------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                    1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.35   $   8.34   $   8.19   $   8.31   $   7.78
Income from investment operations:
  Net investment income                               0.41       0.42       0.42       0.43       0.43
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.61)      0.01       0.16      (0.12)      0.56
    Total from investment operations                 (0.20)      0.43       0.58       0.31       0.99
Less distributions:
  Dividends from net investment income               (0.41)     (0.42)     (0.43)     (0.43)     (0.43)
  Returns of capital                                    --         --         --         --      (0.03)
    Total distributions                              (0.41)     (0.42)     (0.43)     (0.43)     (0.46)
Net asset value, end of period                    $   7.74   $   8.35   $   8.34   $   8.19   $   8.31
Total return(a)                                      (2.45)%     5.28%      7.27%      3.90%     13.05%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $294,720   $327,705   $318,469   $278,812   $284,803
Ratio of expenses to average net assets               0.84%(b)   0.82%      0.90%      0.80%      0.88%
Ratio of net investment income to average net
  assets                                              5.01%(b)   5.00%      5.14%      5.29%      5.26%
Portfolio turnover rate                                 28%        19%        24%        26%        36%
-------------------------------------------------------------------------------------------------------


(a) Does not deduct sales charges.

(b) Ratios are based on average daily net assets of $322,097,527.



                                                                      CLASS B
                                            ---------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                   1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  8.37   $  8.36   $  8.19   $  8.31   $  7.78
Income from investment operations:
  Net investment income                              0.35      0.36      0.36      0.37      0.39
  Net gains (losses) on securities (both
    realized and unrealized)                        (0.62)     0.01      0.17     (0.13)     0.54
    Total from investment operations                (0.27)     0.37      0.53      0.24      0.93
Less distributions:
  Dividends from net investment income              (0.35)    (0.36)    (0.36)    (0.36)    (0.37)
  Returns of capital                                   --        --        --        --     (0.03)
    Total distributions                             (0.35)    (0.36)    (0.36)    (0.36)    (0.40)
Net asset value, end of period                    $  7.75   $  8.37   $  8.36   $  8.19   $  8.31
Total return(a)                                     (3.28)%    4.48%     6.59%     2.99%    12.14%
-----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $72,256   $72,723   $47,185   $33,770   $21,478
Ratio of expenses to average net assets              1.59%(b)  1.57%     1.66%     1.61%     1.68%(c)
Ratio of net investment income to average net
  assets                                             4.26%(b)  4.25%     4.38%     4.49%     4.46%(d)
Portfolio turnover rate                                28%       19%       24%       26%       36%
-----------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges.

(b) Ratios are based on average daily net assets of $75,352,248.

(c) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.
(d) After fee waivers and/or expense reimbursements. The ratio of net investment income to average daily net assets prior to fee waivers and/or expense reimbursement was 4.37% for 1995.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                             CLASS C
                                                 ---------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,            AUGUST 4, THROUGH
                                                 ---------------------------------         DECEMBER 31,
                                                          1999      1998                       1997
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.35   $  8.35                    $ 8.30
Income from investment operations:
  Net investment income                                     0.35      0.36                      0.15
  Net gains on securities (both realized and unrealized)   (0.61)       --                      0.04
    Total from investment operations                       (0.26)     0.36                      0.19
Less distributions:
  Dividends from net investment income                     (0.35)    (0.36)                    (0.14)
    Total distributions                                    (0.35)    (0.36)                    (0.14)
Net asset value, end of period                           $  7.74   $  8.35                    $ 8.35
Total return(a)                                            (3.16)%    4.36%                     2.36%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                 $ 9,652   $ 9,565                    $  825
Ratio of expenses to average net assets                     1.59%(b)  1.57%                     1.67%(c)
Ratio of net investment income to average net assets        4.26%(b)  4.25%                     4.37%(c)
Portfolio turnover rate                                       28%       19%                       24%
----------------------------------------------------------------------------------------------------------------


(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $10,172,642.

(c) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--03/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                        50                                                  50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


                                      A-3                            MCF--03/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--03/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.




YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--03/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.
TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--03/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.



  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--03/00                            A-8

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 AIM Municipal Bond Fund
 SEC 1940 Act file number: 811-5686
-----------------------------------


[AIM LOGO APPEARS HERE]  www.aimfunds.com   MBD-PRO-1   INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION






                         AIM INVESTMENT SECURITIES FUNDS

                                 --------------


                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND


                                       AND


              CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND



                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                 --------------



        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE
             ABOVE-NAMED FUNDS, COPIES OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS, OR BY WRITING
                    A I M FUND SERVICES, INC., P.O. BOX 4739,
                           HOUSTON, TEXAS 77210-4739,
                          OR BY CALLING (800) 347-4246.



                                 --------------



             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 26, 2000
    RELATING TO THE PROSPECTUSES OF AIM HIGH YIELD FUND DATED: MAY 26, 2000,
                   AIM HIGH YIELD FUND II DATED: MAY 26, 2000,
                      AIM INCOME FUND DATED: MAY 26, 2000,
              AIM INTERMEDIATE GOVERNMENT FUND DATED: MAY 26, 2000,
                   AIM MONEY MARKET FUND DATED: MAY 26, 2000,
                  AIM MUNICIPAL BOND FUND DATED: MAY 26, 2000,
  AND CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND DATED: MAY 26, 2000

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----

INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE TRUST...............................................................................1

         The Trust and its Shares.................................................................................1

PERFORMANCE INFORMATION...........................................................................................3

         Yield Calculations.......................................................................................3
         Total Return Calculations................................................................................5
         Total Return Quotations..................................................................................6
         Cumulative Return Quotations.............................................................................8
         Historical Portfolio Results.............................................................................9

PORTFOLIO TRANSACTIONS...........................................................................................10

         General Brokerage Policy................................................................................10
         Allocation of Portfolio Transactions....................................................................11
         Allocation of IPO Securities Transactions...............................................................11
         Section 28(e) Standards.................................................................................12
         Transactions with Regular Brokers.......................................................................12
         Brokerage Commissions Paid..............................................................................13
         Portfolio Turnover (All Funds Except Money Market)......................................................13

INVESTMENT STRATEGIES AND RISKS..................................................................................13

         High Yield..............................................................................................14
         High Yield II...........................................................................................14
         Limited Maturity........................................................................................14
         Money Market............................................................................................15
         Municipal Bond..........................................................................................16
         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond...........................17
         Risk Factors Regarding Non-Investment Grade Debt Securities.............................................18
         Real Estate Investment Trusts (REITs)...................................................................18
         Lending Portfolio Securities............................................................................19
         Short Sales.............................................................................................19
         Margin Transactions.....................................................................................20
         Delayed Delivery Agreements.............................................................................20
         When-Issued Securities..................................................................................20
         Investments in Foreign Securities.......................................................................21
         Risk Factors Regarding Foreign Securities...............................................................22
         Illiquid Securities.....................................................................................23
         Rule 144A Securities....................................................................................23
         Repurchase Agreements...................................................................................23
         Reverse Repurchase Agreements...........................................................................24
         Dollar Roll Transactions................................................................................24
         Borrowing...............................................................................................25
         Investment in Other Investment Companies................................................................25
         Temporary Defensive Investments.........................................................................25
         U.S. Treasury Securities................................................................................25
         Foreign Exchange Transactions...........................................................................25

OPTIONS, FUTURES AND CURRENCY STRATEGIES.........................................................................26

Introduction.....................................................................................................26
General Risks of Options, Futures and Currency Strategies........................................................26
         Cover...................................................................................................27
         Writing Call Options....................................................................................27
         Writing Put Options.....................................................................................28
         Purchasing Put Options..................................................................................28
         Purchasing Call Options.................................................................................29
         Over-The-Counter Options................................................................................29
         Index Options...........................................................................................29
         Limitations on Options..................................................................................30
         Interest Rate, Currency and Stock Index Futures Contracts...............................................30
         Options on Futures Contracts............................................................................31
         Forward Contracts.......................................................................................31
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies.....................32

INVESTMENT RESTRICTIONS..........................................................................................32

         Fundamental Restrictions................................................................................32
         Non-Fundamental Restrictions............................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................34


MANAGEMENT.......................................................................................................39

         Trustees and Officers...................................................................................39
         Remuneration of Trustees................................................................................42
         AIM Funds Retirement Plan for Eligible Directors/Trustees...............................................44
         Deferred Compensation Agreements........................................................................44
         Investment Advisory and Other Services..................................................................45
         Distribution Plans......................................................................................48

THE DISTRIBUTION AGREEMENTS......................................................................................53

SALES CHARGES AND DEALER CONCESSIONS.............................................................................55

REDUCTIONS IN INITIAL SALES CHARGES..............................................................................58

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................................................61

HOW TO PURCHASE AND REDEEM SHARES................................................................................63

         Variable Annuity Contracts..............................................................................64
         Backup Withholding......................................................................................65

NET ASSET VALUE DETERMINATION....................................................................................66

         For Money Market........................................................................................66
         For All Other Funds.....................................................................................67

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................68

         Dividends and Distributions.............................................................................68
         Tax Matters.............................................................................................68
         Qualification as a Regulated Investment Company.........................................................69
         Excise Tax on Regulated Investment Companies............................................................70
         Fund Distributions......................................................................................70
         Municipal Bond..........................................................................................71
         Sale or Redemption of Fund Shares.......................................................................72

         Reinstatement Privilege.................................................................................72
         Foreign Shareholders....................................................................................73
         Effect of Future Legislation; Local Tax Considerations..................................................73
DESCRIPTION OF MONEY MARKET INSTRUMENTS..........................................................................73

SHAREHOLDER INFORMATION..........................................................................................75

MISCELLANEOUS INFORMATION........................................................................................77

         Charges for Certain Account Information.................................................................77
         Audit Reports...........................................................................................77
         Legal Matters...........................................................................................77
         Custodian and Transfer Agent............................................................................78
         Other Information.......................................................................................78

DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES.................79

RATINGS OF SECURITIES............................................................................................82

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Investment Securities Funds (the "Trust") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the Fund being considered for investment.



         Fund Name                                               Date of Most
         ---------                                             Recent Prospsectus:
                                                               -------------------

         AIM High Yield Fund                                       May 26, 2000
         AIM High Yield Fund II                                    May 26, 2000
         AIM Income Fund                                           May 26, 2000
         AIM Intermediate Government Fund                          May 26, 2000
         AIM Limited Maturity Treasury Fund                        May 26, 2000
         AIM Money Market Fund                                     May 26, 2000
         AIM Municipal Bond Fund                                   May 26, 2000



         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund and AIM Municipal Bond Fund all issue Class A, Class B and Class C shares. AIM Money Market Fund issues AIM Cash Reserve Shares, Class B shares and Class C shares. AIM Limited Maturity Treasury Fund issues Class A shares (which are discussed in this Statement of Additional Information) and Institutional Class shares (which are discussed in a separate Statement of Additional Information). Each of the series portfolios referred to above and each class of shares issued by the Trust may be referred to individually as a "Fund" or collectively as the "Funds" throughout this Statement of Additional Information.

         This Statement of Additional Information is intended to furnish investors with additional information concerning the Funds. Some of the information set forth in this Statement of Additional Information is also included in the Prospectuses. Copies of the Prospectuses and additional copies of this Statement of Additional Information may be obtained without charge by writing A I M Fund Services, Inc. ("AFS"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive and should read the appropriate Prospectus before they invest in any Fund.

         The Prospectuses and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES


         The Trust was previously incorporated as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund ("Limited Maturity") was reorganized on October 15, 1993 as a portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund ("High Yield"), AIM Income Fund ("Income"), AIM Intermediate Government Fund ("Intermediate Government"), AIM Money Market Fund ("Money Market") and AIM Municipal Bond Fund ("Municipal Bond") were reorganized on May 26, 2000 as portfolios of the Trust. A copy of the Trust's Amended and Restated Agreement and Declaration of Trust dated ____________, 2000 (the "Trust Agreement") is on file with the SEC. In connection with the reorganization, the fiscal year of each of High Yield, Income, Intermediate Government, Money Market and Municipal Bond changed from December 31 to July 31. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         AIM High Yield Fund II ("High Yield II") commenced operations on September 30, 1998. Limited Maturity succeeded to the assets and assumed the liabilities of a series with a corresponding name on October 15, 1993 (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to Limited Maturity (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). High Yield, Income, Intermediate Government, Money Market and Municipal Bond succeeded to the assets and assumed the liabilities of series with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on May 26, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to May 26, 2000 relating to High Yield, Income, Intermediate Government, Money Market or Municipal Bond (or any classes thereof) is that of the Predecessor Funds (or the corresponding class thereof).

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectuses under the captions "Exchanging Shares" and "Redeeming Shares." The assets received by the Trust for the issuance or sale of shares of each Fund, and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that Fund. They constitute the underlying assets of a Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to the Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Shareholders of a Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of that Fund. However, on matters affecting one Fund or one class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class. An example of a matter which would be voted on separately by shareholders of a particular portfolio is the approval of the Advisory Agreement, and an example of a matter which would be voted on separately by shareholders of each class is the approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares (Class B shares to AIM Cash Reserve Shares of Money Market), there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Each share of beneficial interest of a Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund. Fractional shares have proportionately the same rights, including voting rights, as are provided for full shares, as declared by the Board of Trustees. The Trust offers seven separate Funds with differing Class structures: Class A, Class B and Class C shares of High Yield, High Yield II, Income, Intermediate Government and Municipal Bond; Class A shares and the Institutional Class of Limited Maturity; and AIM Cash Reserve Shares, Class B and Class C shares of Money Market. As further described in the Prospectuses, each class is subject to differing sales charges (if applicable) and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class of the respective Funds are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution. If the Trust liquidates, the Funds will first satisfy the outstanding liabilities of each of their classes. The Funds will then distribute the net assets allocable to each of their classes to the shareholders of such classes on a pro rata basis.

         To obtain information about the Institutional Class of Limited Maturity, please call Fund Management Company ("FMC"), a registered broker-dealer and a wholly owned subsidiary of A I M Advisors, Inc. ("AIM"), at
(800) 659-1005. FMC is the exclusive distributor of the Institutional Class.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the Investment Company Act of 1940, as amended, (the "1940 Act"), state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.


         The Trust Agreement provides that trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the trustees.

         Under Delaware law, the shareholders of a Delaware business Trust shall be entitled to the same limitations of liability extended to shareholders of private, for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement, though, does disclaim shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement also provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was not held to be bound by the disclaimer.

         The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Trust Agreement also provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


                             PERFORMANCE INFORMATION

YIELD CALCULATIONS


         Thirty-day yields for each Fund (other than Money Market) quoted in advertising are computed as follows: (a) divide a Fund's income for a given 30 day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period; (b) divide the figure arrived at in step (a) by the Fund's offering price (including the maximum sales charge) at the end of the period; and (c) annualize the result (assuming compounding of income) in order to arrive at an annual percentage rate. For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds and can be expected to fluctuate from time to time and is not necessarily indicative of future results. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.


         Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions that Fund paid over the same period or the rate of income reported in that Fund's financial statements. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares and Class C shares.

         Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A tax-equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate. Municipal Bond may also demonstrate the effect of such tax-equivalent adjustments generally by comparing various yield levels with their corresponding tax-equivalent yields, given a stated tax rate.

         The yields for each of the Funds (except Money Market) for the thirty-day period ended January 31, 2000, for Limited Maturity and High Yield II and for the thirty-day period ended December 31, 1999 for High Yield, Income, Intermediate Government and Municipal Bond were as follows:



                                                                      30-DAY YIELDS
                                            CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                            --------------            --------------            --------------
         High Yield*......................      [ . ]%                     [ . ]%*                   [ . ]%*
         High Yield II*...................      [ . ]%                     [ . ]%                    [ . ]%
         Income   ........................      [ . ]%                     [ . ]%                    [ . ]%
         Intermediate Government..........      [ . ]%                     [ . ]%                    [ . ]%
         Limited Maturity  ...............      [ . ]%                      N/A                       N/A
         Municipal Bond...................      [ . ]%**                   [ . ]%**                  [ . ]%**



         * The relatively high yields in this Fund, like that of other junk bond funds, reflect a substantial premium for the high default risk perceived by the market. Investors should not consider these yields a measure of income potential.

         ** The tax-equivalent yield, assuming a tax rate of 39.6%, for the Class A shares, Class B shares and Class C shares of Municipal Bond was [ . ]%, [ . ]% and [ . ]%, respectively.

         The standard formula for calculating annualized 7-day yields for Money Market is as follows:

                                Y = V(1) - V(0) X 365
                                    ----------    ---
                                        V(0)       7

Where         Y      =    annualized yield.
              V(0)   =    the value of a hypothetical pre-existing account in
                          the Fund having a balance of one share at the
                          beginning of a stated seven-day period.
              V(1)   =    the value of such an account at the end of the stated
                          period.

         The annualized yield for each of the AIM Cash Reserve Shares, Class B and Class C shares of Money Market for the 7 days ended December 31, 1999, was [ . ]%, [ . ]% and [ . ]%, respectively.

         The standard formula for calculating effective annualized yield for Money Market is as follows:

                              EY = (Y+1) (365/7) -1

Where         EY     =     effective annualized yield.
               Y     =     annualized yield, as determined above.

         The effective annualized yield for each of the AIM Cash Reserve Shares, Class B and Class C shares of Money Market for the 7 days ended December 31, 1999, was [ . ]%, [ . ]% and [ . ]%, respectively.

         For the purpose of determining the annualized yield and effective annualized yield, the net change in the value of the hypothetical Money Market account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged, other than non-recurring account or sales charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation or income other than investment income.

         Certain of the Funds may also quote their distribution rates, which express the historical amount of income a Fund paid as dividends to its shareholders as a percentage of the Fund's offering price. The distribution rates for the Class A shares of Limited Maturity for the thirty day period ended January 31, 2000; for the Class A, Class B and Class C shares of High Yield II for the thirty day period ended January 31, 2000; and for the Class A, Class B and Class C shares of High Yield, Income, Intermediate Government and Municipal Bond for the thirty day period ended December 31, 1999 were as follows:



                                                                     DISTRIBUTION RATES
                                            CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                            --------------           ------------------          --------------

         High Yield........................     [ . ]%                      [ . ]%*                 [ . ]%
         High Yield II.....................     [ . ]%                      [ . ]%                  [ . ]%
         Income   .........................     [ . ]%                      [ . ]%                  [ . ]%
         Intermediate Government...........     [ . ]%                      [ . ]%                  [ . ]%
         Limited Maturity  ................     [ . ]%                       N/A                     N/A
         Municipal Bond....................     [ . ]%                      [ . ]%                  [ . ]%



         These distribution rates were calculated by dividing dividends declared over the applicable thirty days by the maximum offering price per share at the end of the period and annualizing the result.


TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any changes in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a Fund.


         Each Fund's total return is calculated in accordance with a standardized formula. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares of the Funds (except for Limited Maturity) reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         In addition to average annual total return, a Fund may quote unaveraged or cumulative total return reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking any applicable maximum sales charge or maximum contingent deferred sales charge into account. If quoted without the sales charge or contingent deferred sales charge, the performance quotation will be noted by an asterisk or other conspicuous footnote disclosing this fact. Excluding a Fund's sales charge or contingent deferred sales charge from a total return calculation produces a higher total return figure.


TOTAL RETURN QUOTATIONS

         The following chart shows the average annual total returns for each of the named Funds' Class A shares for the one, five and ten year periods (or since inception, if shorter) ended January 31, 2000 for Limited Maturity and High Yield II and ended December 31, 1999 for High Yield, Income, Intermediate Government and Municipal Bond:



                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                     ----------------------------

                                                  ONE                FIVE            TEN
                                                  YEAR               YEARS           YEARS
                                                  ----               -----           -----
         Class A Shares:

                  Limited Maturity                [ . ]%             [ . ]%          [ . ]%
                  High Yield                      (2.8)%              6.96%           9.60%
                  High Yield II                   [ . ]%             [ . ]%(1)        N/A
                  Income                          (7.55)%             7.68%           7.31%
                  Intermediate Government         (6.55)%             5.59%           5.95%
                  Municipal Bond                  (7.12)%             4.26%           5.59%



         (1)      September 30, 1998 (date operations commenced)

         The following chart shows the average annual total returns for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if shorter) ended January 31, 2000 for High Yield II, and ended December 31, 1999 for High Yield, Income, Intermediate Government, Money Market and Municipal Bond:

                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                     ----------------------------

                                                  ONE                FIVE            TEN
                                                  YEAR               YEARS           YEARS
                                                  ----               -----           -----
         Class B Shares:

                  High Yield                      (3.14)%            6.96%           [ . ]% (2)
                  High Yield II                   [ . ]%            [ . ]% (3)        N/A
                  Income                          (8.25)%            7.58%           [ . ]%(4)
                  Intermediate Government         (7.16)%            5.48%           [ . ]%(4)
                  Money Market                    [ . ]%            [ . ]%           [ . ]%(5)
                  Municipal Bond                  (7.91)%            4.13%           [ . ]%(2)



         (2)      September 1, 1993 (date operations commenced)
         (3)      November 20, 1998 (date operations commenced)
         (4)      September 7, 1993 (date operations commenced)
         (5)      October 15, 1993 (date operations commenced)

         The following chart shows the average annual total returns for each of the named Funds' Class C shares for the one and five year periods (or since inception, if shorter) ended January 31, 2000 for High Yield II, and ended December 31, 1999 for High Yield, Income, Intermediate Government, Money Market and Municipal Bond:



                                                AVERAGE ANNUAL TOTAL RETURNS
                                                ----------------------------

                                                  ONE                FIVE
                                                  YEAR               YEARS
                                                  ----               -----

         Class C Shares:

                  High Yield                      0.54%             (0.11)%(6)
                  High Yield II                  [ . ]%             [ . ]%(7)
                  Income                         (4.62)%             2.17%(6)
                  Intermediate Government        (3.49)%             3.39%(6)
                  Money Market                   [ . ]%             [ . ]%(6)
                  Municipal Bond                 (4.09)%             1.42%(6)



         (6)      August 4, 1997 (date operations commenced)
         (7)      November 20, 1998 (date operations commenced)

         The average annual total returns for Money Market's AIM Cash Reserve Shares, for the one-year ended December 31, 1999 was 4.22%; for the five-year period ended December 31, 1999 was 4.59%; and since inception (October 16, 1993) was 4.33%.

CUMULATIVE RETURN QUOTATIONS

         The following chart shows the cumulative returns for each of the named Funds' Class A shares, for the one, five and ten year periods (or since inception, if shorter), ended January 31, 2000 for Limited Maturity and High Yield II, and ended December 31, 1999 for High Yield, Income, Intermediate Government and Municipal Bond:



                                                         CUMULATIVE RETURNS
                                                         ------------------

                                                  ONE           FIVE          TEN
                                                  YEAR          YEARS         YEARS
                                                  ----          -----         -----
         Class A Shares:

                  Limited Maturity                 [ . ]%         [ . ]%        [ . ]%
                  High Yield                      (2.80%         39.99%       150.01%
                  High Yield II                    [ . ]%         [ . ]%(1)      N/A
                  Income                          (7.55)%        44.76%       102.41%
                  Intermediate Government         (6.55)%        31.23%        78.28%
                  Municipal Bond                  (7.12)%        23.22%        72.27%



         (1)      September 30, 1998 (date operations commenced)

         The following chart shows the cumulative returns for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if shorter) ended January 31, 2000 for High Yield II, and ended December 31, 1999 for High Yield, Income, Intermediate Government, Money Market and Municipal Bond:



                                                         CUMULATIVE RETURNS
                                                         ------------------

                                                  ONE           FIVE          TEN
                                                  YEAR          YEARS         YEARS
                                                  ----          -----         -----
         Class B Shares:

                  High Yield                      (3.14)%      39.96%        [ . ]%(2)
                  High Yield II                   [ . ]%       [ . ]%(3)     [ . ]%
                  Income                          (8.25)%      44.07%        [ . ]%(4)
                  Intermediate Government         (7.16)%      30.56%        [ . ]%(2)
                  Money Market                    [ . ]%       [ . ]%        [ . ]%(5)
                  Municipal Bond                  (7.91)%      22.42%        [ . ]%(2)



         (2)      September 1, 1993 (date operations commenced)
         (3)      November 20, 1998 (date operations commenced)
         (4)      September 7, 1993 (date operations commenced)
         (5)      October 15,1993 (date operations commenced)

         The following chart shows the cumulative returns for each of the named Funds' Class C shares, for the one and five year period (or since inception, if shorter) ended January 31, 2000 for High Yield II, and ended December 31, 1999 for High Yield, Income, Intermediate Government, Money Market and Municipal
Bond:



                                                  CUMULATIVE RETURNS
                                                  ------------------

                                                  ONE           FIVE
                                                  YEAR          YEARS
                                                  ----          -----

         Class C Shares:

                  High Yield                     0.54%         (0.26)%(6)
                  High Yield II                  [ . ]%        [ . ]%(7)
                  Income                        (4.62)%         5.32%(6)
                  Intermediate Government        [ . ]%        [ . ]%(6)
                  Money Market                   [ . ]%        [ . ]%(6)
                  Municipal Bond                (4.09)%         3.44%(6)



         (6)      August 4, 1997 (date operations commenced)
         (7)      November 20, 1998 (date operations commenced)



HISTORICAL PORTFOLIO RESULTS


         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of a Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past performance is not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. An investor should be aware that an investment in a Fund is subject to risks not present in ownership of a certificate of deposit, due to possible greater risk of loss of capital. These factors should be carefully considered by the investor before making an investment in any Fund.

         High Yield II may participate in the Initial Public Offering ("IPO") market, and a significant portion of its returns may be attributable to its investment in IPOs. Investment in IPOs could have a magnified impact on High Yield II due to its small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

         A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such performance data may be prepared by Lipper Inc. and other independent services which monitor the performance of mutual funds. A Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.


         A Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts. In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, a Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


         From time to time sales literature and/or advertisements may disclose
(i) top holdings included in a Fund's portfolio, (ii) the names of certain selling group members and/or (iii) the names of certain institutional shareholders.




                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY


         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since most purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.


         In the event a Fund purchases securities traded in the over-the-counter market, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general, and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with item (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.







         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in affiliated money market funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS


         AIM and its affiliates also manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of a purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS


         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one or three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full allocation, the allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When AIM Funds and/or accounts with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.

SECTION 28(e) STANDARDS


         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, may lawfully cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Board of Trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS


         As of July 31, 1999, High Yield, High Yield II, Income, Intermediate Government, Limited Maturity, and Municipal Bond had no transactions with regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act.

         As of December 31, 1999, Money Market entered into repurchase agreements with Bank of America Securities, CIBC Oppenheimer Corp., Deutsche Bank Securities Corp. and Goldman Sachs & Co., regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having market values of $300,000,000, $68,000,000, $8,342,665 and $46,500,000, respectively.

BROKERAGE COMMISSIONS PAID


         Intermediate Government, Limited Maturity, Municipal Bond and Money Market paid no brokerage commissions to brokers affiliated with those Funds during their past three fiscal years.

         Brokerage commissions or underwriting concessions (or both) paid by High Yield II for the period ended July 31, 1999 and for High Yield and Income, for the years ended December 31, 1999, 1998 and 1997, were as follows:



               FUND                                   1999              1998             1997
               ----                               ------------      ------------     ------------

High Yield ....................................    $  102,000        $  14,000         $  102,000
High Yield II..................................         6,459              N/A                N/A
Income.........................................        44,000           12,000             28,000



         For the period September 30, 1998 through July 31, 1999, AIM allocated certain of High Yield II's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $407,170 and the related brokerage commissions were $928.

PORTFOLIO TURNOVER (ALL FUNDS EXCEPT MONEY MARKET)

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables of the Fund's Prospectus. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions and other trading costs. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Dividends, Distributions and Tax Matters."


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's non-fundamental investment objective is set forth in the Prospectuses under the heading "Investment Objective and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the principal risks associated with the investment program are discussed in the Prospectuses under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. Each Fund's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. Each Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any fund should recognize that there are risks in the ownership of any security. Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase.

HIGH YIELD

         The investment objective of High Yield is to achieve a high level of current income.

         The Fund seeks high income principally by purchasing securities that are rated Baa, Ba or B by Moody's Investors Service, Inc. ("Moody's"), or BBB, BB or B by Standard & Poor's ("S&P"), or securities of comparable quality in the opinion of AIM that are either unrated or rated by other nationally recognized statistical rating organizations ("NRSROs"). The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or, if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for Funds that invest in more highly rated bonds.

         The Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis. The Fund does not expect to invest more than 5% of the value of its total assets in issues, other than preferred stocks, of the type discussed in this paragraph.

HIGH YIELD II

         The investment objective of High Yield II is to achieve a high level of current income.

         The Fund will attempt to achieve its investment objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade (commonly referred to as "junk bonds") are considered "high risk" securities.

         High Yield II may invest up to 100% of its net assets in junk bonds. Junk bonds are considered to be speculative and entail greater risks, including default risks, than those found in higher rated securities. See " Risk Factors Regarding Non-Investment Grade Debt Securities" and "Appendix B -- Descriptions of Rating Categories" below.

         At least 80% of the value of the Fund's total assets will be invested in high yield debt securities. At least 51% of the value of the Fund's total assets will be invested in securities that are rated Ba or B by Moody's or BB or B by S&P, or securities of comparable quality as determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) that are either unrated or rated by other NRSROs. The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or securities of comparable quality as determined by AIM that are either unrated or rated by other NRSROs. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for Funds that invest in more highly rated bonds. The Fund may also invest up to 15% of the value of its total assets in equity securities.

LIMITED MATURITY

         The investment objective of Limited Maturity is to seek liquidity with minimum fluctuation in principal value, and, consistent with this objective, the highest total return achievable.

         The Fund will attempt to achieve its objective by investing in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund will only purchase securities whose maturities do not exceed three (3) years. The Fund's policy of investing in securities with remaining maturities of three (3) years or less will result in high portfolio turnover. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half (1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund.

MONEY MARKET

         The investment objective of Money Market is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

         The types of money market instruments in which the Fund presently invests are listed under "Description of Money Market Instruments" below. If the trustees determine that it may be advantageous to invest in other types of money market instruments, the Fund may invest in such instruments if it is permitted to do so by its investment objectives, policies and restrictions.

         The Fund will limit investments in Money Market Instruments to those which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category for short-term debt obligations by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market Fund and U.S. government securities.

         The Fund will not invest in instruments maturing more than 397 days from the date of investment, and will maintain a dollar weighted average portfolio maturity of 90 days or less. The Fund must comply with the requirements of Rule 2a-7, which govern the operations of money market Funds and may be more restrictive than the Fund's restrictions. If any of the Fund's policies and restrictions are more restrictive than Rule 2a-7, such policies and restrictions will be followed.

         The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for ratings, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objectives, policies and restrictions.

         The Board of Trustees has established procedures in compliance with Rule 2a-7 that include reviews of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including, but not limited to, the following: the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; authorizing redemption of shares in kind; or establishing a net asset value per share by using available market quotations, in which case, the net asset value could possibly be greater or less than $1.00 per share. If the trustees deem it inadvisable to continue the practice of maintaining a net asset value of $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

         Any increase in the value of a shareholder's investment in the Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

         Money Market may not invest in puts, calls, or any combinations thereof, except to the extent consistent with its other investment policies.

MUNICIPAL BOND

         The investment objective of Municipal Bond is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

         For purposes of the Fund's investment policies and limitations, the term "municipal bonds" includes debt obligations of varying maturities issued to obtain Funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of Funds for general operating expenses and the lending of such Funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"). Such obligations are considered to be municipal bonds appropriate for investment by the Fund, provided that the interest paid thereon, in the opinion of bond counsel, is exempt from federal income taxes. As used in this Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on municipal bonds which is excluded from gross income for federal income tax purposes, but which may give rise to federal alternative minimum tax liability. The principal and interest payments on private activity bonds (such as industrial development or pollution control bonds) are the responsibility of the industrial user and, therefore, are not backed by the taxing power of the issuing municipality. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies for exemption from federal income tax, but the interest on private activity bonds will be considered to be an item of preference for purposes of alternative minimum tax liability under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Tax Matters" below.

         There is a risk that some or all of the interest received by the Fund from municipal securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

         At least 80% of the Fund's total assets will be invested in municipal securities rated within the four highest rating categories of Moody's, S&P or any other NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are municipal bonds, are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

         Securities in which the Fund invests may be insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         For purposes of the Fund's fundamental investment restriction regarding issuer diversification, the Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         The Fund: (i) will not invest 25% or more of its assets in securities whose issuers are located in the same state; (ii) will not invest 25% or more of its assets in securities the interest upon which is paid from revenues of similar type projects; and (iii) will not invest 25% or more of its assets in industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         Municipal Bond may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, that the Fund may purchase and sell options on financial futures contracts and may sell covered call options.

HIGH YIELD, HIGH YIELD II, INCOME, INTERMEDIATE GOVERNMENT AND MUNICIPAL BOND

         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond generally acquire bonds in new offerings or in principal trades with broker-dealers. Ordinarily, the Funds do not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. Such investments generally are the type in which Money Market invests, generally will have maturities of 60 days or less, and normally are held to maturity. However, Money Market is the only Fund limited to investing in Money Market Instruments which are "First Tier" securities as defined in Rule 2a-7. See "Description of Money Market Instruments" below. The underlying securities that are subject to a repurchase agreement will be "marked-to-market" on a daily basis so that AIM can determine the value of the securities in relation to the amount of the repurchase agreement.

         U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities. A Fund may acquire participation interests in pools of mortgages sold by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Banks. Instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

         U.S. Government securities, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury

(such as FNMA). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES

         High Yield, High Yield II, and to a lesser extent Income and Municipal Bond, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the trustees to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

         To the extent consistent with their respective investment objectives and policies, High Yield, High Yield II and Income may each invest up to 10% of their net assets in equity and/or debt securities issued by REITs.

         REITs are Trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the Trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such Trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

LENDING PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Funds may each lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or its agencies. Each Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on each Fund's investment in the loaned securities. Lending securities entails a risk of loss to each Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

SHORT SALES

         Each of the Funds (except for Limited Maturity and Money Market) may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will neither make short sales of securities nor maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. In no event may more than 10% of a Fund's total assets be deposited or pledged as collateral for short sales at any one time.

         Since a Fund ordinarily will want to continue to receive interest and dividend payments on securities in its portfolio which are convertible into the securities sold short, the Fund will normally close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities which it already holds.

         A Fund will make a short sale as a hedge when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

MARGIN TRANSACTIONS

         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond will not purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         Money Market will not purchase any security on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         Limited Maturity does not intend to engage in margin transactions.

DELAYED DELIVERY AGREEMENTS

         Each Fund may purchase or sell securities on a delayed delivery basis. Delayed delivery agreements involve commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for such securities or instruments. These commitments may fix the payment price and interest rate to be received on the investment. Intermediate Government may also engage in buy/sellback transactions (a form of delayed delivery agreement). In a buy/sellback transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from, among other things, scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund. To assure that a Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated Funds available for investment during a period of not more than five business days. Until the settlement date, a Fund, will segregate liquid assets (cash and short-term U.S. Treasury obligations, in the case of Limited Maturity) of a dollar value sufficient at all times to make payment for the delayed delivery securities. No more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to a Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Trustees has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Trustees may restrict the use of delayed delivery agreements if the risk of loss is determined to be material, or if it affects the stable net asset value of Money Market.

WHEN-ISSUED SECURITIES

         Each Fund may purchase securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of a Fund's total assets would become committed to purchases of when-issued securities and delayed delivery agreements.

         If a Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by segregating liquid assets (cash and short-term U.S. Treasury obligations, in the case of Limited Maturity) in the same fashion as required for a delayed delivery agreement. Such segregated liquid assets will likewise be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for a Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

INVESTMENTS IN FOREIGN SECURITIES

         High Yield and High Yield II may invest up to 25% of their total assets in securities of issuers located in foreign countries, including up to 10% of High Yield II's total assets which may be invested in securities of issuers located in emerging markets and developing countries such as Turkey, Poland and Mexico. A "developing country" is a country in the initial stages of its industrialization cycle. Income and Money Market may invest up to 40% and 50%, respectively, of their total assets in foreign securities, although Money Market may only invest in foreign securities denominated in U.S. dollars. To the extent it invests in securities denominated in foreign currencies, each Fund bears the risks of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. Each Fund (other than Intermediate Government, Money Market and Municipal Bond) may invest in securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors Regarding Foreign Securities" below.

RISK FACTORS REGARDING FOREIGN SECURITIES

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail some or all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of these risks.

         Currency Risk. The value of a Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.


         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Emerging Markets and Developing Countries. High Yield II may invest in companies located within emerging markets or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies. Such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.




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


ILLIQUID SECURITIES

         Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Trust's Board of Trustees has established procedures for determining the liquidity of Rule 144A securities held by the Funds and monitors AIM's liquidity determinations made pursuant to such procedures. High Yield, High Yield II, Income, Intermediate Government, Limited Maturity and Municipal Bond may each invest up to 15% of their net assets, and Money Market may invest up to 10% of its net assets, in illiquid securities including repurchase agreements with remaining maturities in excess of seven (7) days.

RULE 144A SECURITIES

         Each Fund, except Limited Maturity, may purchase securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Funds' restrictions of investing no more than 15% of their net assets (10% in the case of Money Market) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets (10% in the case of Money Market) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements involving the types of securities in which it is permitted to invest. A repurchase agreement involves the purchase by a Fund of an investment contract from a financial institution, such as a domestic bank or primary dealers in U.S. Government securities or U.S. Treasury obligations. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by a Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by a Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligations, a Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. A Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by a Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, a Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess




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of seven (7) calendar days from the date of acquisition by a Fund, unless the
Fund has the right to require the selling institution to repurchase the underlying securities within seven (7) days of the date of acquisition.

         Rule 2a-7 provides that, for purposes of determining the percentage of the total assets of Money Market that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the Fund is fully collateralized. To be fully collateralized, the collateral must among other things consist entirely of cash items, U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined in Rule 2a-7), and the repurchase agreement must qualify under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller.

         Limited Maturity's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction or (iii) to cover short-term cash requirements resulting from the timing of trade settlements (except for Limited Maturity). At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of Limited Maturity) having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

DOLLAR ROLL TRANSACTIONS

         In order to enhance portfolio returns and manage prepayment risks, Income and Intermediate Government may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.




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BORROWING

         Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian banks) for temporary or emergency purposes subject to the limitations under the 1940 Act. Limited Maturity may not borrow for the purpose of increasing income. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Funds' borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely. The Funds will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of each Fund's total assets at the time of the transaction.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund.

TEMPORARY DEFENSIVE INVESTMENTS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or (with the exception of Limited Maturity) other debt securities. Each of the Funds may also invest up to 25% of their total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see "Ratings of Securities" below.

U.S. TREASURY SECURITIES

         Each of the Funds may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds.

FOREIGN EXCHANGE TRANSACTIONS

         High Yield, High Yield II, and Income each has ability to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.




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



         A Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. A Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of a Fund, or the payment of dividends and distributions by a Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as an ADR) denominated or quoted in a foreign currency. A Fund will not speculate in foreign exchange, nor commit a larger percentage of their total assets to foreign exchange hedges than they could invest in foreign securities.

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently a Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e., cash) basis at the spot rate prevailing in foreign exchange markets, and will result in currency conversion costs to a Fund. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent a Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while they hold foreign currencies.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

         High Yield, High Yield II, Income and Intermediate Government may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies





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can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or





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currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."




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PURCHASING CALL OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         High Yield, High Yield II, Income and Intermediate Government may each purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market section generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing




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price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         High Yield, High Yield II, Income and Intermediate Government may each enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.




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


         "Margin" with respect to Futures is the amount of Funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         High Yield, High Yield II, Income and Intermediate Government may each engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount of which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


                             INVESTMENT RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

FUNDAMENTAL RESTRICTIONS

                  (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

                  (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS

         The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

                  (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for Money Market with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

                  (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

                  (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

                  (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

                  (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of Limited Maturity's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of Limited Maturity are eligible for investment by a federal credit union. In order to ensure that shares of Limited Maturity meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of March 1, 2000, the trustees and officers of the Trust as a group owned less than 1% of all classes of outstanding shares of the Trust.

         To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of March 1, 2000, and the percentage of the outstanding shares held by such holders are set forth below:

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------
LIMITED MATURITY

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                       14.73%                                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

INSTITUTIONAL CLASS

Frost National Bank Tx                                    28.05%                                 -0-
Muir & Co.
c/o Frost
P. O. Box 2479
San Antonio, TX 78298-2479

Esor & Co.                                                27.74%                                 -0-
Attn:  Trust Operations
P. O. Box 19006
Green Bay, WI 54307-9006

Chase Bank of Texas -                                     21.58%                                 -0-
OBIE & CO:
Attn:  Mutual Fund Unit
MS 160HCB-09
PO Box 200547
Houston, TX 77216-0547

U.S. Bank of Washington                                     -0-                                15.39%
555 S. W. Oak
Portland, OR 97208-3168

Strafe & Co.                                               5.41%                                 -0-
FBO various shareholders
P. O. Box 160
Westerville, OH 43086-0160



--------------------


         * The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------

HIGH YIELD

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      5.76%                                         -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     13.59%                                        - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     17.34%                                        - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

Banc One Securities Corp FBO                            10.60%                                        - 0 -
The One Investment Solution
733 Greencrest Drive
Westerville, OH   43081-0000


HIGH YIELD II

CLASS A SHARES

Jonathan C. Schoolar                                     -0-                                         12.67%
3722 Tartan Lane
Houston, TX 77025


------------------


         * The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                    10.55%                                       -0-
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                    10.68%                                       -0-
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246


INCOME

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     8.64%                                      - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     13.27%                                     - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246


INTERMEDIATE GOVERNMENT

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                      7.69%                                     - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246


-----------------


         * The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     19.92%                                      - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     21.05%                                      - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

MONEY MARKET

AIM CASH RESERVE SHARES

AIM Advisors Inc.                                         -0-                                       6.46%
11 Greenway Plaza Ste. 100
Attn:  David Hessel
Houston, TX  77046


MUNICIPAL BOND

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     11.83%                                      - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     23.50%                                      - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246


-------------------


         * The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                   MANAGEMENT


         The overall management of the business and affairs of the Funds is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds, including (i) the investment advisory and administrative services agreements with AIM; (ii) the agreements with AIM Distributors regarding distribution of each Fund's shares; (iii) the agreement with The Bank of New York to act as the custodian for Limited Maturity and Municipal Bond: (iv) the agreement with State Street Bank and Trust Company to act as the custodian for High Yield, High Yield II, Income, Intermediate Government and Money Market; and (v) the agreement with AFS to act as transfer agent for each of the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the investment objectives, restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.


TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other AIM Funds. Certain of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


                                       POSITIONS HELD WITH              PRINCIPAL OCCUPATION DURING AT LEAST THE
      NAME, ADDRESS AND AGE                REGISTRANT                                 PAST 5 YEARS
----------------------------------   -----------------------     ----------------------------------------------------

*CHARLES T. BAUER (81)                 Trustee and Chairman      Director and Chairman, A I M Management Group Inc.,
                                                                 A I M Advisors, Inc., A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund Services,
                                                                 Inc. and Fund Management Company; and Executive Vice
                                                                 Chairman and Director, AMVESCAP PLC.

----------------------------------   -----------------------     ----------------------------------------------------

BRUCE L. CROCKETT (56)                       Trustee             Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA 22102                                                 COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

----------------------------------   -----------------------     ----------------------------------------------------

OWEN DALY II (75)                            Trustee             Formerly, Director, Cortland Trust Inc. (investment
Six Blythewood Road                                              company). CF & I Steel Corp., Monumental Life
Baltimore, MD  21210                                             Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

----------------------------------   -----------------------     ----------------------------------------------------

-------------------


         * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

                                       POSITIONS HELD WITH              PRINCIPAL OCCUPATION DURING AT LEAST THE
      NAME, ADDRESS AND AGE                REGISTRANT                                 PAST 5 YEARS
----------------------------------   -----------------------     ----------------------------------------------------


EDWARD K. DUNN, JR. (64)                     Trustee             Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 8th  Floor,                                     Mortgage Corp. Formerly, Vice Chairman of the Board
Suite 805                                                        of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                            Mercantile-Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares.

----------------------------------   -----------------------     ----------------------------------------------------

JACK M. FIELDS (48)                          Trustee             Chief Executive Officer, Texana Global, Inc. (foreign
8810 Will Clayton Parkway                                        trading company) and Twenty First Century Group, Inc.
Jetero Plaza, Suite E                                            (a governmental affairs company). Formerly, Member of
Humble, TX 77338                                                 the U.S. House of Representatives.

----------------------------------   -----------------------     ----------------------------------------------------

**CARL FRISCHLING (63)                       Trustee             Partner, Kramer Levin Naftalis & Frankel, LLP (law
   919 Third Avenue                                              firm).
   New York, NY  10022

----------------------------------   -----------------------     ----------------------------------------------------

*ROBERT H. GRAHAM (53)                Trustee and President      Director, President and Chief Executive Officer, A I
                                                                 M Management Group Inc.; Director and President, A I
                                                                 M Advisors, Inc.; Director and Senior Vice President,
                                                                 A I M Capital Management, Inc., A I M Distributors,
                                                                 Inc., A I M Fund Services, Inc., and Fund Management
                                                                 Company; and Director and CEO, Managed Products,
                                                                 AMVESCAP PLC.

----------------------------------   -----------------------     ----------------------------------------------------

PREMA MATHAI-DAVIS (49)                      Trustee             Chief Executive Officer, YWCA of the USA.
350 Fifth Avenue, Suite 301
New York, NY 10118

----------------------------------   -----------------------     ----------------------------------------------------

LEWIS F. PENNOCK (57)                        Trustee             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

----------------------------------   -----------------------     ----------------------------------------------------

LOUIS S. SKLAR (60)                          Trustee             Executive Vice  President, Development and Operations,
The Williams Tower, 50th Floor                                   Hines Interests Limited  Partnership (real estate
2800 Post Oak Blvd.                                              development).
Houston, TX  77056

----------------------------------   -----------------------     ----------------------------------------------------


-------------------

        ** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

         * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

                                       POSITIONS HELD WITH              PRINCIPAL OCCUPATION DURING AT LEAST THE
      NAME, ADDRESS AND AGE                REGISTRANT                                 PAST 5 YEARS
----------------------------------   -----------------------     ----------------------------------------------------


GARY T. CRUM (52)                     Senior Vice President      Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC.

----------------------------------   -----------------------     ----------------------------------------------------

CAROL F. RELIHAN  (45)                Senior Vice President      Director, Senior Vice President, General Counsel
                                          and Secretary          and Secretary, A I M Advisors, Inc.; Senior Vice
                                                                 President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; General
                                                                 Counsel and Vice President, A I M Fund Services,
                                                                 Inc.; and Vice President, A I M Capital Management,
                                                                 Inc. and A I M Distributors, Inc.

----------------------------------   -----------------------     ----------------------------------------------------

DANA R. SUTTON  (41)                   Vice President and        Vice President and Fund Controller, A I M Advisors,
                                            Treasurer            Inc.; and Assistant Vice President and Assistant
                                                                 Treasurer, Fund Management Company.

----------------------------------   -----------------------     ----------------------------------------------------

MELVILLE B. COX (56)                      Vice President         Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and
                                                                 Fund Management Company.

----------------------------------   -----------------------     ----------------------------------------------------

KAREN DUNN KELLEY (39)                    Vice President         Senior Vice President, A I M Capital Management, Inc.
                                                                 and Vice President, A I M Advisors, Inc.

----------------------------------   -----------------------     ----------------------------------------------------


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.


         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.


REMUNERATION OF TRUSTEES

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee or director of the other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:


                                                             RETIREMENT
                                            AGGREGATE          BENEFITS            TOTAL
                                          COMPENSATION          ACCRUED         COMPENSATION
                                            FROM THE            BY ALL           FROM ALL
                   TRUSTEE                  TRUST(1)         AIM FUNDS(2)       AIM FUNDS(3)
         ---------------------------      ------------       ------------       ------------
         Charles T. Bauer .........       $          0       $          0       $          0

         Bruce L. Crockett ........              1,947             37,485            103,500

         Owen Daly II .............              1,947            122,898            103,500

         Edward K. Dunn, Jr .......              1,947             55,565            103,500

         Jack M. Fields ...........              1,941             15,826            101,500

         Carl Frischling(4) .......              1,937             97,791            103,500

         Robert H. Graham .........                  0                  0                  0

         John F. Kroeger(5) .......                198             40,461                  0

         Prema Mathai-Davis .......              1,798             11,870            101,500

         Lewis F. Pennock .........              1,937             45,766            103,500

         Ian W. Robinson(6) .......              1,266             94,442             25,000

         Louis S. Sklar ...........              1,931             90,232            101,500


----------------


(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 1999, including earnings thereon, was $11,681.

(2) During the fiscal year ended July 31, 1999, the total estimated amount of expenses allocated to the Trust in respect of such retirement benefits was $2,794. Data reflects compensation for the calendar year ended December 31, 1999.

(3) Each trustee serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1999. Data reflect total compensation earned during the calendar year ended December 31, 1999.

(4) During the fiscal year ended July 31, 1999, the Trust paid $6,343.00 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel, LLP, for services rendered to the independent trustees of the Trust. During the year ended December 31, 1999, AIM Funds Group, on behalf of the Predecessor Funds, paid $28,544 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel, LLP, for services rendered to the independent trustees of AIM Funds Group.

(5) Mr. Kroeger was a trustee until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."

(6)      Mr. Robinson was a trustee until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES


         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management, or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 10 and 1 years, respectively.



                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

      Number of Years of     Annual Retirement Compensation Paid By All
         Service With                   Applicable AIM Funds
        Applicable AIM
             Funds
      ------------------     ------------------------------------------
              10                              $67,500

               9                              $60,750

               8                              $54,000

               7                              $47,250

               6                              $40,500

               5                              $33,750

DEFERRED COMPENSATION AGREEMENTS


         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (the "Deferring Trustees") have each executed a Deferred Compensation Agreement. Pursuant to the agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other AIM Fund from which they are deferring compensation.


INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Funds, has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") and a Master Administrative Services Agreement (the "Administrative Services Agreement") with AIM.


         AIM was organized in 1976, and together with its subsidiaries advises or manages over 120 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YK, England. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the Unites States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven (7) days of an AIM Fund transaction involving the same security, unless the security qualifies for a de minimis exemption for which the trade would be allowed if the issuer of the security has a market capitalization of $2 billion or more and such a request can only be granted once every thirty days for no more than 2,000 shares, and (iii) transactions involving securities being considered for investment by an AIM Fund, unless the security qualifies for the de minimis exemption, as previously explained, for which the personal security trade would be allowed even if the security is being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits AIM employees who are registered with the NASD from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.


         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of that Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to trustees and shareholder meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of each Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement with respect to a Fund on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment.

         Under the terms of the Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


         AIM and the Trust have also entered into a Master Administrative Services Agreement ("Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         In addition, pursuant to the terms of a Transfer Agency and Service Agreement, AFS, a wholly owned subsidiary of AIM and registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Funds. AFS' principal address is P.O. Box 4739, Houston, Texas 77210-4739.


         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the current advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund shall pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fees, and has agreed to seek Board approval prior to its receipt of all or a portion of such fees.


         Under the Advisory Agreement, AIM is entitled to receive from Limited Maturity a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                       NET ASSETS                        ANNUAL RATE
                       ----------                        -----------

                  First $500 million                         0.20%
                  Amount over $500 million                   0.175%

         Under the Advisory Agreement, AIM is entitled to receive from High Yield a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                         NET ASSETS                                             ANNUAL RATE
                         ----------                                             -----------

                 First $200 million                                              0.625%
                 Next $300 million                                               0.550%
                 Next $500 million                                               0.500%
                 Amount over $1 billion                                          0.450%



         Under the Advisory Agreement, AIM is entitled to receive from High Yield II a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:



                           NET ASSETS                                        ANNUAL RATE
                           ----------                                        -----------

                  First $500 million                                            0.625%
                  Next $500 million                                             0.55%
                  Amount over $1 billion                                        0.50%



         Under the Advisory Agreement, AIM is entitled to receive from each of Income, Intermediate Government and Municipal Bond a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:



                         NET ASSETS                                          ANNUAL RATE
                         ----------                                          -----------

                  First $200 million                                            0.50%
                  Next $300 million                                             0.40%
                  Next $500 million                                             0.35%
                  Amount over $1 billion                                        0.30%



         Under the Advisory Agreement, AIM is entitled to receive from Money Market a fee calculated at the following annual rates based on the average daily net assets of the Fund during the year:



                         NET ASSETS                                             ANNUAL RATE
                         ----------                                             -----------

                  First $1 billion                                              0.55%
                  Over $1 billion                                               0.50%



         Each Fund paid to AIM the following management fees net of any expense limitations and fee waivers for the years ended July 31, 1999, 1998 and 1997, relating to Limited Maturity, for the period September 30, 1998 through July 31, 1999 relating to High Yield II and for the years ended December 31, 1999, 1998 and 1997 relating to High Yield, Income, Intermediate Government, Money Market and Municipal Bond:



                                                             1999             1998             1997
                                                             ----             ----             ----
    Limited Maturity................................ $    850,738    $     855,900    $     837,760
    High Yield...................................... $ 16,396,698       17,600,312       13,632,090
    High Yield II*.................................. $    146,069             N/A              N/A
    Income.......................................... $  2,785,338        2,375,487        1,801,746
    Intermediate Government......................... $  2,310,621        1,611,515        1,174,166
    Money Market.................................... $  7,448,373        5,891,106        4,586,148
    Municipal Bond.................................. $  1,830,490        1,738,038        1,532,157



         *        September 30, 1998 (commencement of operations)

         For the fiscal period September 30, 1998 through July 31, 1999, AIM waived $135,584 of the advisory fees due from High Yield II.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.

         The Administrative Services Agreement for the Funds provides that AIM may provide or arrange for the performance of certain accounting, shareholder servicing and other administrative services to the Funds. For such services, AIM would be entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by AIM and the Board of Trustees. The Administrative Services Agreement provides that such agreement will continue in effect from year to year if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Trustees, by votes cast in person at a meeting called for such purpose.

         For the years ended July 31, 1999, 1998 and 1997 for Limited Maturity; for the period September 30, 1998 through July 31, 1999 for High Yield II; and for the years ended December 31, 1999, 1998 and 1997 for High Yield, Income, Intermediate Government, Money Market and Municipal Bond, AIM was reimbursed in the following amounts:



                                              1999                      1998                       1997
                                              ----                      ----                       ----

                                                PERCENTAGE OF              PERCENTAGE OF               PERCENTAGE OF
                                                  AVERAGE                     AVERAGE                     AVERAGE
                                   AMOUNT PAID   NET ASSETS    AMOUNT PAID  NET ASSETS    AMOUNT PAID    NET ASSETS
                                   -----------   ----------    -----------  ----------    -----------    ----------

Limited Maturity.................  $   70,069     [ . ]%       $   59,396      [. ]%       $  66,785       [ . ]%
High Yield.......................     177,468       .005%         135,537       .004%        111,767         .004%
High Yield II....................      64,643     [ . ]%             N/A        N/A             N/A          N/A
Income...........................     111,839       .02%           87,349       .02%          81,464         .02%
Intermediate Government..........      97,900       .02%           80,271       .02%          70,736         .03%
Money Market.....................     118,024       .01%           71,394       .007%         68,947         .01%
Municipal Bond...................      91,647       .02%           73,917       .02%          70,780         .02%



         The Transfer Agency and Service Agreement, provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by a Fund, maintain shareholder accounts and provide shareholders with information regarding the Funds and other accounts.


DISTRIBUTION PLANS


         THE CLASS A AND C PLAN. The Trust has adopted a Master Distribution lan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A (other Ithan Money Market) and Class C (other than Limited Maturity) shares of the Funds and the AIM Cash Reserve Shares of Money Market (the "Class A and C Plan"). Such plan provides that the Class A shares and AIM Cash Reserve Shares pay 0.25% (0.15% for Limited Maturity) per annum of their average daily net assets as compensation to A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of AIM, for the purpose of financing any activity which is primarily intended to result in the sale of the Class A shares or AIM Cash Reserve Shares. Under the Class A and C Plan, Class C shares of the Funds (other than Limited Maturity) pay compensation to A I M Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of AIM, at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.


         The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares (or AIM Cash Reserve Shares) of each Fund and who provide continuing personal shareholder services to their customers who own such shares of a Fund.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan.

         THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (other than Limited Maturity) (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to its customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.


         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.


         The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Funds (other than Money Market) authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to contractholders relative to a Fund as deemed necessary; generally, facilitating communications with contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.


         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.


         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rates of 0.15% of the average daily net asset value of Limited Maturity's Class A shares, and 0.25% of the average daily net asset value of the other Fund's shares, purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.


         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. and NASD Regulation, Inc. (the "NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Funds.


         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the fiscal year ended July 31, 1999 for Limited Maturity, and for the period September 30, 1998 (date operations commenced) through July 31,1999, with respect to its Class A shares, High Yield II, paid AIM Distributors under the Class A and C Plan $591,643 and $43,292, respectively, or an amount equal to 0.15% and 0.25% of each Fund's Class A shares average daily net assets. For the year ended December 31, 1999, with respect to Class A shares of High Yield, Income, Intermediate Government and Municipal Bond, and AIM Cash Reserve Shares of Money Market, AIM Distributors was paid under the Class A and C Plan $3,885,854, $1,006,620, $622,422, $805,244 and $2,443,795, respectively, or an amount equal to 0.25%,
0.25%, 0.25%, 0.25% and 0.25%, respectively, each such classes' average daily net assets.

         For the period November 20, 1998 (date operations commenced) through July 31, 1999, with respect to Class B shares of High Yield II AIM Distributors was paid under the Class B Plan $52,186, or an amount equal to 1.00% of the Fund's Class B shares average daily net assets. For the year ended December 31, 1999, with respect to Class B shares of High Yield, Income, Intermediate Government, Money Market and Municipal Bond AIM Distributors was paid under the Class B Plan $17,586,035, $2,401,345, $2,414,889, $3,680,653 and $753,522,
respectively, or an amount equal to 1.00%, 1.00%, 1.00%, 1.00% and 1.00%, respectively, of each Fund's Class B shares average daily net assets.

         For the period November 20, 1998 (date operations commenced) through July 31, 1999, with respect to Class C shares of High Yield II AIM Distributors was paid under the Class A and C Plan $8,358, or an amount equal to 1.00% of the Fund's Class C shares average daily net assets. For the year ended December 31, 1999, with respect to Class C shares of High Yield, Income, Intermediate Government, Money Market and Municipal Bond AIM Distributors was paid under the Class C Plan $1,307,654, $244,571, $411,484, $440,903 and $101,726,
respectively, or an amount equal to 1.00%, 1.00%, 1.00%, 1.00% and 1.00%, respectively, of each Fund's Class C shares average daily net assets.

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds (AIM Cash Reserve Shares of Money Market) under the Class A and C Plan during the year ended July 31, 1999 with respect to Limited Maturity, September 30, 1998 (date operations commenced) through July 31, 1999 with respect to High Yield II and year ended December 31, 1999 with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:



                                       LIMITED       HIGH         HIGH                  INTERMEDIATE    MONEY      MUNICIPAL
                                      MATURITY       YIELD      YIELD II      INCOME     GOVERNMENT     MARKET        BOND
                                     ----------   ----------   ----------   ----------   ----------   ----------   ----------
CLASS A
Advertising ........................ $   21,939   $   63,938   $   15,039   $   16,079   $    9,141   $  174,714   $   20,146
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders) ..................      2,189        5,923        1,642        1,532          868       16,315        1,949
Seminars ...........................      6,182       14,814        5,703        4,207        2,380       41,631        5,524
Compensation to Dealers including
    Finders Fees ...................    561,333    3,801,179       20,908      984,801      610,033    2,211,135      777,625

Annual Report Total ................ $  591,693   $3,885,854   $   43,292   $1,006,659   $  622,422   $2,443,795   $  805,244



         An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan for the period November 20, 1998 through July 31, 1999, with respect to High Yield II and year ended December 31, 1999 with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                            HIGH           HIGH                    INTERMEDIATE      MONEY      MUNICIPAL
                                            YIELD         YIELD II      INCOME      GOVERNMENT       MARKET        BOND
                                         -----------   -----------   -----------   -----------   -----------   -----------
CLASS B
Advertising ..........................   $   515,604   $     3,749   $   113,165   $   109,571   $   117,635   $    24,928
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders) ....................        48,632           404        10,994        10,552        10,813         2,466
Seminars .............................       128,178         1,418        30,039        28,829        26,840         6,849
Compensation to Underwriters to
    partially offset other marketing
    expenses .........................    13,189,527        39,140     1,801,009     1,811,167     2,760,490       565,142
Compensation to Dealers including
    Finders Fees .....................     3,704,095         1,101       446,139       454,770       764,875       154,137

Annual Report Total ..................   $17,586,036   $    45,812   $ 2,401,346   $ 2,414,889   $ 3,680,653   $   753,522



         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan for the period November 20,1998 through July 31, 1999, with respect to High Yield II and year ended December 31, 1999, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:



                                            HIGH           HIGH                    INTERMEDIATE      MONEY      MUNICIPAL
                                            YIELD         YIELD II      INCOME      GOVERNMENT       MARKET        BOND
                                         -----------   -----------   -----------   -----------   -----------   -----------
BOND
CLASS C
Advertising ..........................   $         0   $       670   $       229   $         0   $         0   $        41
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders) ....................             0            71            23             0             0             2
Seminars .............................             0           247            69             0             0             8
Compensation to Underwriters to
    partially offset other marketing
    expenses .........................       716,978         6,269       163,909       182,613       273,359        61,493
Compensation to Dealers including
    Finders Fees .....................       590,676         1,101        80,341       228,871       167,544        40,182

Annual Report Total ..................   $ 1,307,654   $     8,358   $   244,571   $   411,484   $   440,903   $   101,726


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of the Funds and its respective shareholders.


         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         Unless terminated earlier in accordance with their terms, the Plans continue as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees.

         The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares will no longer convert into Class A shares of the Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will
(i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the B Plan are: The Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.15% of the average daily net assets for Limited Maturity and up to 0.25% of the average daily net assets for High Yield, High Yield II, Income, Intermediate Government, Money Market and Municipal Bond of their respective Class A shares or AIM Cash Reserve Shares, as compared to 1.00% of such assets of each Fund's Class B and Class C shares; (ii) the Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.



                           THE DISTRIBUTION AGREEMENTS


         The Trust has entered into master distribution agreements relating to the Funds (the "Distribution Agreements") with AIM Distributors, pursuant to which AIM Distributors acts as the distributor of Class A, Class B and Class C shares of the Funds and AIM Cash Reserve Shares of Money Market. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. Certain trustees and officers of the trust are affiliated with AIM Distributors.

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares at the time of such sales.


         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it requires a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will pay quarterly to dealers and institutions 1.00% of the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.


         The Trust (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.


         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect to Class B shares.


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended July 31, 1999, 1998 and 1997 with respect to Limited Maturity, for the period September 30, 1998 (date operations commenced) through July 31, 1999 with respect to High Yield II, and for the years ended December 31, 1999, 1998 and 1997 with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond:

                                                 1999                        1998                        1997
                                                 ----                        ----                        ----
                                          SALES        AMOUNT         SALES        AMOUNT         SALES        AMOUNT
                                         CHARGES      RETAINED       CHARGES      RETAINED       CHARGES      RETAINED
                                       -----------   -----------   -----------   -----------   -----------   -----------

Limited Maturity ...................   $   292,457   $    75,023   $   219,035   $    56,989   $   340,764   $   105,675
High Yield .........................     4,583,060       800,330    10,554,990     1,822,464    12,115,351     2,043,967
High Yield II ......................       339,816        61,541           N/A           N/A           N/A           N/A
Income .............................     1,984,670       358,051     1,727,399       340,185     1,158,790       203,261
Intermediate Government ............     1,622,505       297,352     1,129,232       196,016       648,578       116,124
Money Market .......................           N/A           N/A     1,738,598       347,757     2,470,808       443,904
Municipal Bond .....................       524,426        97,187       556,829       100,100       480,346        87,434



         The following chart reflects the contingent deferred sales charges paid by Class A shareholders of Limited Maturity for the years ended July 31, 1999, 1998 and 1997, Class A shareholders of High Yield II for the period September 30, 1998 through July 31, 1999 and Class B and Class C shareholders of High Yield II for the period November 20, 1998 through July 31, 1999, Class A and B shareholders of High Yield, Income, Intermediate Government, Money Market and Municipal Bond for the years ended December 31, 1999, 1998 and 1997 and Class C shareholders of High Yield, Income, Intermediate Government, Money Market and Municipal Bond for the years ended December 31, 1999, 1998 and for the period August 4, 1997 through December 31, 1997:



                                            1999         1998         1997
                                         ----------   ----------   ----------

Limited Maturity .....................   $       15   $     [  ]   $     [  ]
High Yield ...........................      423,986      660,651      581,549
High Yield II ........................          111         N/A          N/A
Income ...............................       48,455       99,010       45,242
Intermediate Government ..............      171,470      108,148      131,697
Money Market .........................    1,254,200      905,887      344,545
Municipal Bond .......................      123,118       48,077       44,830


                      SALES CHARGES AND DEALER CONCESSIONS


         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM European Development Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                                     Dealer
                                                                                                   Concession
                                                                Investor's Sales Charge            ----------
                                                             -----------------------------            As a
                                                                 As a             As a             Percentage
                                                              Percentage        Percentage           of the
                                                             of the Public      of the Net           Public
                   Amount of Investment in                     Offering          Amount             Offering
                    Single Transaction(1)                        Price          Invested              Price
                   -----------------------                   -------------      ----------         ----------
                          Less than $   25,000                     5.50%           5.82%               4.75%
             $ 25,000 but less than $   50,000                     5.25            5.54                4.50
             $ 50,000 but less than $  100,000                     4.75            4.99                4.00
             $100,000 but less than $  250,000                     3.75            3.90                3.00
             $250,000 but less than $  500,000                     3.00            3.09                2.50
             $500,000 but less than $1,000,000                     2.00            2.04                1.60

-----------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                                     Dealer
                                                                                                   Concession
                                                                Investor's Sales Charge            ----------
                                                             -----------------------------            As a
                                                                 As a             As a             Percentage
                                                              Percentage        Percentage           of the
                                                             of the Public      of the Net           Public
                   Amount of Investment in                     Offering          Amount             Offering
                    Single Transaction(1)                        Price          Invested              Price
                   -----------------------                   -------------      ----------         ----------
                          Less than $    50,000                   4.75%           4.99%               4.00%
             $ 50,000 but less than $   100,000                   4.00            4.17                3.25
             $100,000 but less than $   250,000                   3.75            3.90                3.00
             $250,000 but less than $   500,000                   2.50            2.56                2.00
             $500,000 but less than $ 1,000,000                   2.00            2.04                1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                     Dealer
                                                                                                   Concession
                                                                Investor's Sales Charge            ----------
                                                             -----------------------------            As a
                                                                 As a             As a             Percentage
                                                              Percentage        Percentage           of the
                                                             of the Public      of the Net           Public
                   Amount of Investment in                     Offering          Amount             Offering
                    Single Transaction(1)                        Price          Invested              Price
                   -----------------------                   -------------      ----------         ----------
                      Less than   $  100,000                     1.00%            1.01%               0.75%
         $100,000 but less than   $  250,000                     0.75             0.76                0.50
         $250,000 but less than   $1,000,000                     0.50             0.50                0.40

         There is no sales charge on purchases of $1,000,000 or more of Category I, II or III Funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

         ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

         In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

         AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.


         Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

         AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

         Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         The term "purchaser" means:


         o an individual and his or her spouse and children, including any Trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);


         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;


         o a trustee or fiduciary purchasing for a single Trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit Trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;


         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE
                  IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


         Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.


         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain Funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a Fund.


         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;


         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,(R) and any foundation, Trust or employee benefit plan established exclusively for the benefit of, or by, such persons;


         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.


         o Unitholders of G/SET series unit investment Trusts investing proceeds from such Trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the Trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a Fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global Funds as of April 30, 1987 who since that date continually have owned shares of one or more of these Funds; and

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Funds since that time.

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund.


         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS


         Former GT Global Funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to
Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to Fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global Funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to Fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;


         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per Fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;


         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.


         Upon the redemption of shares of Funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:


         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;


         o        Private foundations or endowment Funds;


         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and


         o Shares acquired by exchange from Class A shares of Funds in sales charges Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.



                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner in which shares of the Funds may be purchased appears in the Prospectuses under the caption "Purchasing Shares."

         The sales charge normally deducted on purchases of the Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., due to the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are described in "REDUCTIONS IN INITIAL SALES CHARGES - Purchases At Net Asset Value."

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectuses under the caption "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the caption "Redeeming Shares." Shares of AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligations to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 949-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Funds not reasonably practicable.

         The Trust agrees to redeem shares of the Funds, or any other future portfolios of the Trust, solely in cash up to the lesser of $250,000 or 1% of the Funds' net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Funds in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.


VARIABLE ANNUITY CONTRACTS

         Currently, shares of High Yield may be purchased at net asset value by the Life Insurance Company of North America ("LINA") under an arrangement whereby the shares will serve as an underlying investment medium for certain variable annuity contracts previously issued by LINA.

         The basic objective of the variable annuity contracts is to provide individuals with retirement benefits through net purchase payment accumulations and annuity payments which are based upon the performance of High Yield or other available Funds. The contracts allow their owners and participants to defer federal income tax ("FIT") payments on contract investment accumulations until annuity payments begin. The annuity payment options generally provide for lifetime annuity payments based upon the life of the named annuitant (and joint annuitant, if applicable). Such payments may be made for a guaranteed minimum number of years. Certain charges are made in connection with the sale of the contracts.

         The LINA contracts are no longer being issued except that existing owners, participants and, in some cases, new participants under existing group contracts under certain tax-qualified plans, may continue to make contributions under the contract. Persons who wish to receive additional information concerning investment in High Yield through LINA's variable annuity contracts are urged to read the LINA prospectus which describes them. LINA variable annuity information and a prospectus may be obtained by writing to INA Security Corporation, 601 Walnut Street, Ninth Floor, Philadelphia, Pennsylvania 19102, or by calling (215) 351-3121.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)      the investor fails to furnish a correct TIN to the Fund, or
         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.


         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

    o   a corporation

    o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

    o   the United States or any of its agencies or instrumentalities

    o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

    o a foreign government or any of its political subdivisions, agencies or instrumentalities

    o an international organization or any of its agencies or instrumentalities

    o   a foreign central bank of issue

    o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

    o a futures commission merchant registered with the Commodity Futures Trading Commission

    o   a real estate investment trust

    o   an entity registered at all times during the tax year under the 1940 Act

    o   a common trust fund operated by a bank under Section 584(a)

    o   a financial institution

    o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

    o   a trust exempt from tax under Section 664 or described in Section 4947

        Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

        IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

        NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION


FOR MONEY MARKET

        The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

        The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

FOR ALL OTHER FUNDS

         The net asset value of a share of each Fund is normally determined once daily as of the close of the customary trading session of the NYSE (which is generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a share of a Fund is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. The net asset value per share is determined by subtracting the liabilities (e.g., accrued expenses and dividends payable) of a Fund allocated to the class from the value of securities, cash and assets (including interest accrued but not collected) of the Fund allocated to the class; and dividing the result by the total number of shares outstanding of such class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price back up quotes furnished by independent pricing services of market makers on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Funds, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         The dividends accrued and paid for each class of each Fund's shares will consist of: (a) interest accrued and discounts earned (including both original issue and market discount) for the Fund, allocated based upon each class's pro rata share of the net assets of the Fund, less (b) Trust expenses accrued for the applicable dividend period attributable to the Fund, such as custodian fees, trustee's fees, and accounting and legal expenses, allocated based upon each class's pro rata share of the net assets of the Fund, less (c) expenses directly attributable to each class which accrued for the applicable dividend period, such as shareholder servicing plan expenses, if any, or transfer agent fees unique to each class.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. Accordingly, dividends begin accruing on the first business day of each Fund following the day on which a purchase order for shares of each Fund is effective, and accrue through the day on which a redemption order is effective. Thus, if a purchase order is effective on a Friday, dividends will begin accruing on the following Monday (unless such day in not a business day of the Fund).

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time a Fund held the debt obligation. In addition, if a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         Limited Maturity may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


         In addition to satisfying the Distribution Requirement and the Income Requirement, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS


         Each Fund anticipates distributing substantially all of its investment company taxable income and net short-term capital gain for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they are not expected to qualify for the 70% dividends received deduction for corporations.


         Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a Fund (or any other Fund in The AIM Family of Funds--Registered Trademark--). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.


         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

         Each Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


MUNICIPAL BOND

         With respect to interest income that is exempt from federal income tax ("FIT"), the Fund intends to comply with Section 852(b)(5) of the Code, which enables distributions of tax-exempt income to retain their character when distributed to shareholders as an exempt interest dividend. Each year, the Fund provides shareholders a statement indicating the amount of distribution that is exempt from FIT. Some or all of the interest that the Fund receives from municipal securities might become taxable by law or determined by the Internal Revenue Service to be taxable. This statement also provides a breakdown showing the percentage of such income that came from each state. In addition, the Fund reports for FIT purposes any net realized capital gains and any ordinary income from the Fund's short-term holdings. Further, the Fund also reports certain interest from "Qualified Private Activity Bonds" which shareholders may be required to include in the alternative minimum tax calculation.

         The Tax Reform Act of 1986 (the "1986 Act") divided municipal debt obligations into three categories, only one of which ("Public Purpose Bonds") bears interest which is exempt from both the regular income tax and the alternative minimum tax as it applies to individuals. For corporations, some or all of the income from Public Purpose Bonds would be includable in the corporate alternative minimum tax base. Of the other two categories ("Qualified Private Activity Bonds" and "Private Activity Bonds"), for both individuals and corporations, Qualified Private Activity Bonds bear interest which is excluded from income for purposes of the regular income tax but must generally be included in the alternative minimum tax base, and Private Activity Bonds are taxable under both the regular and alternative minimum taxes. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the alternative minimum tax.

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

         The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.


SALE OR REDEMPTION OF FUND SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extent otherwise provided in future treasury regulations, any long-term capital gain recognized by a noncorporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


         If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the same or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired. The was sale rules may also limit loss recognized.


REINSTATEMENT PRIVILEGE

         For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends and return of capital distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in a Fund.



                     DESCRIPTION OF MONEY MARKET INSTRUMENTS

         Money Market will limit its investments to those securities which at the time of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Subsequent to its purchase by Money Market, a security may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the disposition of the security by the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

         U.S. GOVERNMENT DIRECT OBLIGATIONS: Bills, notes and bonds issued by the U.S. Treasury.

         U.S. GOVERNMENT AGENCIES SECURITIES: Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

         BANKER'S ACCEPTANCES: A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of Funds and normally can be traded in the secondary market, prior to maturity.

         TIME DEPOSITS: A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         COMMERCIAL PAPER: The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

         REPURCHASE AGREEMENTS: A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government, including mortgage-backed securities issued by U.S. Government agencies) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

         MASTER NOTES: Demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of a Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice. The notes may be secured or unsecured.

         VARIABLE AND FLOATING RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.



                             SHAREHOLDER INFORMATION

         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does

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not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARES CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.


         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide Funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.


         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

         By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailings of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.


         For Funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For Funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.


         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.


         Any dividend or distribution paid by a Fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.



                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

         AFS, the transfer agent, may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS


         The Board of Trustees will issue to the shareholders semi-annually financial statements for each Fund. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of each Fund.


LEGAL MATTERS


         Certain legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

CUSTODIAN AND TRANSFER AGENT


         The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of Limited Maturity and Municipal Bond. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of High Yield, High Yield II, Income, Intermediate Government and Money Market. The custodians attend to the collection of principal and income, pay and collect all monies for securities bought and sold by the respective Funds, and perform certain other ministerial duties. AFS, P.O. Box 4739, Houston, Texas 77210-4739, is transfer and dividend disbursing agent for the Funds' shares. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodians and AFS such compensation as may be agreed upon from time to time.


         Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.


         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group, and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


OTHER INFORMATION

         Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered pursuant to the Prospectuses. The Registration Statement is available for inspection by the public at the SEC in Washington, DC.

 DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR
                              INSTRUMENTALITIES

         Intermediate Government may invest in "Agency Securities," which include some or all of those listed below. The following list does not purport to be an exhaustive list of all Agency Securities, and the Fund reserves the right to invest in Agency Securities other than those listed below.

         EXPORT-IMPORT BANK CERTIFICATES are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

         FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

         FEDERAL HOME LOAN BANK NOTES AND BONDS are notes and bonds issued by the Federal Home Loan Bank System.

         FHA DEBENTURES are debentures issued by the Federal Housing Administration of the U.S. Government.

         FHA INSURED NOTES are bonds issued by the Farmers Home Administration of the U.S. Government.

         FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its Funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

         FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consist of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

         FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS are bonds issued and guaranteed by the Federal National Mortgage Association, a federally chartered and privately-owned corporation.

         FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

         Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

         Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loans must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

         All mortgage loans are held by FNMA as trustee pursuant to a Trust indenture for the benefit of Certificate holders. The Trust indenture gives FNMA responsibility for servicing or administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, and under FNMA supervision. FNMA may remove service providers for cause.

         The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

         The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

         FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pool market Certificates based on a pro rata interest in the aggregate pool. The amounts of FNMA Certificates currently outstanding is limited.

         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

         The Portfolio will purchase only GNMA Certificates of the "modified pass-through" type, which entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

         The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

         As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

         As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

         The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Portfolio.

         Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

         GENERAL SERVICES ADMINISTRATION PARTICIPATION CERTIFICATES are participation certificates issued by the General Services Administration of the U.S. Government.

         MARITIME ADMINISTRATION BONDS are bonds issued and provided by the Department of Transportation of the U.S. Government.

         NEW COMMUNITIES DEBENTURES are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

         PUBLIC HOUSING NOTES AND BONDS are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

         SBA DEBENTURES are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

         SLMA DEBENTURES are debentures backed by the Student Loan Marketing Association.

         TITLE XI BONDS are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

         WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                              RATINGS OF SECURITIES


         The following is a description of the factors underlying the commercial paper and debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff &
Phelps:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issues to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.


                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.


                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                         DUFF & PHELPS LONG-TERM RATINGS

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA AND AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A AND A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB AND BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB AND BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B AND B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.


                        DUFF & PHELPS SHORT-TERM RATINGS

D - 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of Funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

D - 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D - 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D - 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D - 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D - 4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D - 5: Issuer failed to meet scheduled principal and/or interest payments.

                              FINANCIAL STATEMENTS












                                       FS

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM High Yield Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, the related statement of operations for the year then ended, and the statement of changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

December 31, 1999

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED CORPORATE
  BONDS & NOTES-91.02%

AEROSPACE/DEFENSE-0.47%

Precision Partners, Inc., Sr. Sub.
 Notes, 12.00%, 03/15/09(a)        $18,925,000   $   14,288,375
---------------------------------------------------------------

AIR FREIGHT-0.64%

Atlas Air, Inc., Sr. Unsec.
  Notes, 10.75%, 08/01/05           18,897,000       19,463,910
---------------------------------------------------------------

AIRLINES-3.22%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/12           62,860,000       55,316,800
---------------------------------------------------------------
Amtran, Inc., Sr. Unsec. Gtd.
  Notes, 10.50%, 08/01/04           24,250,000       24,371,250
---------------------------------------------------------------
Dunlop Standard Aerospace
  Holdings PLC (United Kingdom),
  Sr. Unsec. Sub. Yankee Notes,
  11.88%, 05/15/09                  17,960,000       18,566,150
---------------------------------------------------------------
                                                     98,254,200
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.40%

Advance Stores Co., Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                  24,825,000       21,473,625
---------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                          26,750,000       26,081,250
---------------------------------------------------------------
Venture Holdings Trust, Sr.
  Unsec. Gtd. Sub. Notes,
  11.00%, 06/01/07                  20,250,000       19,743,750
---------------------------------------------------------------
  12.00%, 06/01/09                   6,750,000        6,108,750
---------------------------------------------------------------
                                                     73,407,375
---------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-3.18%

Charter Communications Holdings,
  LLC/ Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                       21,120,000       12,487,200
---------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                       33,250,000       21,945,000
---------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)        39,305,000       26,432,612
---------------------------------------------------------------
Pegasus Communications
  Corp.-Series A, Sr. Sub. Notes,
  12.50%, 08/01/07(a)               17,500,000       19,162,500
---------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands), Sr. Disc.
  Notes, 13.38%, 11/01/09(a)(b)     30,000,000       16,950,000
---------------------------------------------------------------
                                                     96,977,312
---------------------------------------------------------------

BUILDING MATERIALS-0.89%

Blount Inc., Sr. Sub Notes,
  13.00%, 08/01/09(a)               22,000,000       23,320,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BUILDING MATERIALS-(CONTINUED)

Imperial Home Decor Group-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 03/15/08(c)              $19,100,000   $    3,724,500
---------------------------------------------------------------
                                                     27,044,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.57%

Sterling Chemicals, Inc.-Series
  B, Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                  16,500,000       17,160,000
---------------------------------------------------------------
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                          17,980,000       15,732,500
---------------------------------------------------------------
ZSC Specialty Chemicals PLC
  (United Kingdom), Sr. Gtd.
  Unsub. Notes, 11.00%,
  07/01/09(a)                       14,500,000       15,080,000
---------------------------------------------------------------
                                                     47,972,500
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-1.03%

Key Plastics Holdings,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 03/15/07      23,770,000        9,151,450
---------------------------------------------------------------
Trans-Resources, Inc.-
  Series B, Sr. Unsec. Disc.
    Notes, 12.00%, 03/15/08(b)      11,750,000        5,463,750
---------------------------------------------------------------
  Series B, Sr. Unsec. Notes,
    10.75%, 03/15/08                19,000,000       17,005,000
---------------------------------------------------------------
                                                     31,620,200
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.45%

Dialog Corp. PLC-Series A (United
  Kingdom), Sr. Sub. Yankee
  Notes, 11.00%, 11/15/07           26,250,000       12,731,250
---------------------------------------------------------------
GST Network Funding, Inc., Sr.
  Sec. Disc. Notes, 10.50%,
  05/01/08(b)                       36,450,000       17,769,375
---------------------------------------------------------------
ProNet Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                  20,000,000       13,700,000
---------------------------------------------------------------
                                                     44,200,625
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.46%

Convergent Communications-Series
  B, Sr. Unsec. Notes, 13.00%,
  04/01/08                          33,500,000       25,292,500
---------------------------------------------------------------
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08    18,425,000       19,208,062
---------------------------------------------------------------
                                                     44,500,562
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.21%

Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(a)(d)                    16,690,000       17,315,875
---------------------------------------------------------------
Metal Management, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  05/15/08                          25,500,000       19,635,000
---------------------------------------------------------------
                                                     36,950,875
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-2.13%

Cybernet Internet Services
  International, Inc.,
  Conv. Unsec. Sub. Notes,
    13.00%, 08/15/09(a)(b)         $11,250,000   $    6,215,625
---------------------------------------------------------------
  Sr. Notes, 14.00%, 07/01/09       24,000,000       21,000,000
---------------------------------------------------------------
Earthwatch Inc.,
  Sr. Disc. Notes, 13.00%,
    07/15/07 (Acquired 07/07/99;
    Cost $24,705,502)(b)(d)(e)      34,000,000       23,800,000
---------------------------------------------------------------
  Sr. Notes, 12.50%, 03/01/05
    (Acquired 03/14/97-09/01/99;
    Cost $15,500,000)(e)            22,320,000       13,894,200
---------------------------------------------------------------
                                                     64,909,825
---------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.50%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08      18,550,000       15,211,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.85%

Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                  28,700,000       26,045,250
---------------------------------------------------------------

FOODS-1.35%

Vlasic Foods International
  Inc.-Series B, Sr. Unsec. Sub.
  Notes, 10.25%, 07/01/09           23,500,000       22,501,250
---------------------------------------------------------------
Volume Services America Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  03/01/09                          19,000,000       18,810,000
---------------------------------------------------------------
                                                     41,311,250
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-1.96%

Resort at Summerlin LP-Series B,
  Sr. Unsec. Sub. Notes, 13.00%,
  12/15/07                          32,609,000       22,989,345
---------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                          42,200,000       37,030,500
---------------------------------------------------------------
                                                     60,019,845
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.27%

Biovail Corp. International, Sr.
  Notes, 10.88%, 11/15/05           16,875,000       17,803,125
---------------------------------------------------------------
King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                          19,570,000       20,842,050
---------------------------------------------------------------
                                                     38,645,175
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.62%

Triad Hospitals Holdings
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/15/09      18,320,000       19,052,800
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.58%

DJ Orthopedics, Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.63%,
  06/15/09                          18,000,000       17,730,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
HEALTH CARE (SPECIALIZED
  SERVICES)-0.54%

Team Health, Inc., Sr. Sub.
  Notes, 12.00%, 03/15/09(a)       $16,930,000   $   16,591,400
---------------------------------------------------------------

HOMEBUILDING-0.54%

D.R. Horton, Inc., Unsec. Gtd.
  Sub. Notes, 10.00%, 04/15/06      16,105,000       16,507,625
---------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-2.10%

Falcon Products, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.38%, 06/15/09                  22,500,000       21,712,500
---------------------------------------------------------------
O'Sullivan Industries Inc., Sr.
  Sub. Notes, 13.38%,
  10/15/09(a)(d)                    21,000,000       20,947,500
---------------------------------------------------------------
Winsloew Furniture, Inc., Sr.
  Sub. Notes, 12.75%, 08/15/07(a)   23,870,000       21,483,000
---------------------------------------------------------------
                                                     64,143,000
---------------------------------------------------------------

HOUSEWARES-0.56%

Decora Industries, Inc.-Series B,
  Sr. Sec. Gtd. Notes, 11.00%,
  05/01/05                          21,370,000       17,202,850
---------------------------------------------------------------

IRON & STEEL-1.06%

Acme Metal Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)        28,939,000        5,932,495
---------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                          21,755,000       10,116,075
---------------------------------------------------------------
Sheffield Steel Corp.-Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                          19,100,000       16,330,500
---------------------------------------------------------------
                                                     32,379,070
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.90%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                          29,375,000       27,465,625
---------------------------------------------------------------

LODGING-HOTELS-0.37%

Stena Line A.B. (Sweden), Sr.
  Unsec. Yankee Notes, 10.63%,
  06/01/08                          18,680,000       11,301,400
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.66%

National Equipment
  Services-Series B, Sr. Unsec.
  Sub. Notes, 10.00%, 11/30/04      20,000,000       20,150,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.47%

Anthony Crane Rentals LP-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                  21,085,000       17,816,825
---------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07      24,915,000        6,353,325
---------------------------------------------------------------
Jordan Industries, Inc.-Series D,
  Sr. Unsec. Notes, 10.38%,
  08/01/07                          20,500,000       20,602,500
---------------------------------------------------------------
                                                     44,772,650
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-5.24%

Berry Plastics Corp.,
  Sr. Gtd. Sub. Notes, 12.25%,
    04/15/04(d)                     13,000,000       13,390,000
---------------------------------------------------------------
  Series B, Sr. Sub. Notes,
    12.25%, 04/15/04(a)              4,750,000        4,892,500
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE

MANUFACTURING (SPECIALIZED)-(CONTINUED)

Brand Scaffold Services, Inc.,
  Sr. Unsec. Notes, 10.25%,
  02/15/08                         $22,800,000   $   20,748,000
---------------------------------------------------------------
Derby Cycle Corp. (The), Sr.
  Unsec. Notes, 10.00%, 05/15/08    18,955,000       10,899,125
---------------------------------------------------------------
First Wave Marine, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  02/01/08                          22,835,000       15,870,325
---------------------------------------------------------------
Globe Manufacturing Corp.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.00%, 08/01/08                  17,050,000        8,269,250
---------------------------------------------------------------
Knowles Electronics, Inc., Sr.
  Sub. Notes, 13.13%, 10/15/09(a)   25,000,000       24,375,000
---------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                          19,140,000       19,809,900
---------------------------------------------------------------
Neenah Corp.
  Series B, Sr. Sub. Notes,
    11.13%, 05/01/07                 4,000,000        3,720,000
---------------------------------------------------------------
  Series D, Sr. Sub. Notes,
    11.13%, 05/01/07                15,000,000       13,950,000
---------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes,
  10.50%, 06/15/07                  23,990,000       23,990,000
---------------------------------------------------------------
                                                    159,914,100
---------------------------------------------------------------

METALS MINING-1.59%

Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07    28,800,000       28,656,000
---------------------------------------------------------------
Doe Run Resources Corp.
  (The)-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 03/15/05           21,000,000       19,845,000
---------------------------------------------------------------
                                                     48,501,000
---------------------------------------------------------------

NATURAL GAS-0.40%

Western Gas Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  06/15/09                          12,000,000       12,360,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.76%

Global Imaging Systems, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/07                          23,800,000       23,086,000
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.50%

Pride International, Inc., Sr.
  Unsec. Notes, 10.00%, 06/01/09    14,735,000       15,287,562
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-3.10%

Abraxas Petroleum Corp.,
  Sr. Unsec. Gtd. Notes, 11.50%,
    11/01/04                         8,644,300        7,823,092
---------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Notes,
    12.88%, 03/15/03                14,000,000       14,560,000
---------------------------------------------------------------
Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                          18,775,000       19,338,250
---------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09           28,000,000       27,720,000
---------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                          18,335,000       18,976,725
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                         $13,145,000   $    6,375,325
---------------------------------------------------------------
                                                     94,793,392
---------------------------------------------------------------

PERSONAL CARE-0.67%

American Tissue Inc., Sr. Sec.
  Notes, 12.50%, 07/15/06(a)        20,150,000       20,603,375
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.66%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                  20,120,000       20,019,400
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.68%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                          20,566,149       20,668,980
---------------------------------------------------------------

RAILROADS-1.80%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09      25,500,000       25,946,250
---------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes,
  11.75%, 06/15/09(b)               45,000,000       29,025,000
---------------------------------------------------------------
                                                     54,971,250
---------------------------------------------------------------

RESTAURANTS-0.56%

AFC Enterprises, Sr. Unsec. Sub.
  Notes, 10.25%, 05/15/07           16,990,000       17,159,900
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.22%

Cumberland Farms, Inc.-Series
  11A, Sec. Notes, 10.50%,
  10/01/03                          16,207,000       15,923,378
---------------------------------------------------------------
Stater Brothers Holdings Inc.,
  Sr. Notes, 10.75%, 08/15/06       21,000,000       21,367,500
---------------------------------------------------------------
                                                     37,290,878
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.43%

Plainwell Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.00%,
  03/01/08                          24,905,000       13,075,125
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.93%

Cabot Safety Corp., Sr. Sub.
  Notes, 12.50%, 07/15/05           14,975,000       15,349,375
---------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06        15,245,000       15,549,900
---------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08           27,650,000       26,712,625
---------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                          23,060,000       23,809,450
---------------------------------------------------------------
Vista Eyecare, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.75%,
  10/15/05                          19,700,000        7,978,500
---------------------------------------------------------------
                                                     89,399,850
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.27%

Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07           17,315,000       17,141,850
---------------------------------------------------------------
GFSI Holdings, Inc.-Series B, Sr.
  Disc. Notes, 11.38%,
  09/15/09(b)                       20,000,000        6,100,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE

RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

J Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07          $18,245,000   $   15,417,025
---------------------------------------------------------------
                                                     38,658,875
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-1.00%

Dimac Corp., Sr. Sub. Notes,
  12.50%, 10/01/08(a)               25,000,000        9,375,000
---------------------------------------------------------------
MDC Communications Corp.
  (Canada), Sr. Unsec. Sub.
  Yankee Notes, 10.50%, 12/01/06    21,470,000       21,308,975
---------------------------------------------------------------
                                                     30,683,975
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.88%

Avis Rent A Car, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  05/01/09                          21,150,000       22,313,250
---------------------------------------------------------------
Coinmach Corp.-Series D, Sr.
  Unsec. Notes, 11.75%, 11/15/05    22,185,000       22,961,475
---------------------------------------------------------------
Hydrochem Industrial Service
  Co.-Series B, Sr. Gtd. Sub.
  Notes, 10.38%, 08/01/07           14,055,000       12,122,438
---------------------------------------------------------------
                                                     57,397,163
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.66%

MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                          21,130,000       20,284,800
---------------------------------------------------------------

SHIPPING-0.37%

Millenium Seacarriers, Sr. Sec.
  Gtd. Mortgage Notes, 12.00%,
  07/15/05                          19,900,000       11,442,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-8.53%

Clearnet Communications, Inc.
  (Canada), Sr. Unsec. Disc.
  Yankee Notes, 14.75%,
  12/15/05(b)(d)                    18,860,000       18,671,400
---------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%,
  11/15/07(b)                       22,844,000       17,475,660
---------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Notes, 13.50%, 05/15/09(a)        18,000,000       18,090,000
---------------------------------------------------------------
Loral Space & Communications
  Ltd., Sr. Gtd. Sub. Notes,
  11.25%, 01/15/07(d)               23,000,000       17,365,000
---------------------------------------------------------------
Microcell Telecommunications,
  Inc.- Series B, (Canada), Sr.
  Disc. Yankee Notes, 14.00%,
  06/01/06(b)                       29,530,000       26,281,700
---------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Unsec. Notes, 12.00%,
    11/01/08                        29,040,000       32,670,000
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.13%,
    04/15/08(b)                     37,500,000       22,297,875
---------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(b)        38,000,000       33,751,220
---------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%,
    07/15/08(b)                     30,300,000       18,180,000
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%,
    04/15/09(b)                     21,230,000       11,464,200
---------------------------------------------------------------
WebLink Wireless, Inc., Sr. Disc.
  Sub. Notes, 11.25%, 02/01/08(b)   38,640,000       13,717,200
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-(CONTINUED)

Worldwide Fiber Inc. (Canada),
  Sr. Notes,
  12.50%, 12/15/05(a)              $12,065,000   $   12,728,575
---------------------------------------------------------------
  12.00%, 08/01/09(a)               17,210,000       17,855,375
---------------------------------------------------------------
                                                    260,548,205
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-8.22%

Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07    20,200,000       21,462,500
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07           19,500,000       19,890,000
---------------------------------------------------------------
FirstCom Corp., Sr. Notes,
  14.00%, 10/27/07                  30,990,000       31,997,175
---------------------------------------------------------------
Long Distance International,
  Inc., Sr. Unsec. Notes, 12.25%,
  04/15/08                          26,290,000       15,313,925
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Sec. Notes, 11.75%,
  08/01/04(d)                       20,000,000       20,300,000
---------------------------------------------------------------
RSL Communications PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Yankee Notes,
    12.00%, 11/01/08                14,500,000       14,681,250
---------------------------------------------------------------
  Sr. Unsec. Yankee Gtd. Notes,
    9.88%, 11/15/09                  7,000,000        6,317,500
---------------------------------------------------------------
  Sr. Yankee Gtd. Notes, 12.25%,
    11/15/06                        15,134,000       15,512,350
---------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands),
  Sr. Notes, 13.25%, 05/15/08       20,250,000       21,667,500
---------------------------------------------------------------
  Sr. Unsec. Notes, 13.25%,
    05/15/08                        14,810,000       15,846,700
---------------------------------------------------------------
Viatel, Inc.,
  Sr. Notes, 11.50%, 03/15/09(a)    33,417,680       34,086,034
---------------------------------------------------------------
  Sr. Sec. Notes, 11.25%,
    04/15/08                        33,500,000       33,835,000
---------------------------------------------------------------
                                                    250,909,934
---------------------------------------------------------------

TELEPHONE-7.52%

AirGate PCS Inc., Sr. Sub. Notes,
  13.50%, 10/01/09(b)(d)            28,400,000       15,904,000
---------------------------------------------------------------
Alestra S.A. (Mexico), Sr. Notes,
  12.13%, 05/15/06(a)               15,000,000       15,187,500
---------------------------------------------------------------
  12.63%, 05/15/09(a)                9,500,000        9,595,000
---------------------------------------------------------------
Esat Telecom Group PLC (Ireland),
  Sr. Yankee Notes, 12.50%,
  02/01/07(b)                       25,530,000       21,828,150
---------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(b)                       79,650,000       42,967,989
---------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          53,750,000       42,059,375
---------------------------------------------------------------
NEXTLINK Communications, Inc.,
  Sr. Disc. Notes, 12.13%,
    12/01/09(a)(b)                  23,500,000       13,806,250
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.25%,
    06/01/09(b)                     25,855,000       16,030,100
---------------------------------------------------------------
PTC International Finance II SA
  (Luxembourg), Sr. Gtd. Sub.
  Notes, 11.25%, 12/01/09
  (Acquired 11/16/99; Cost
  $11,232,192)(e)                   11,400,000       11,457,000
---------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08           42,500,000       40,906,250
---------------------------------------------------------------
                                                    229,741,614
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TEXTILES (APPAREL)-2.40%

Cherokee International LCC-Series
  B, Sr. Unsec. Sub. Notes,
  10.50%, 05/01/09                 $22,600,000   $   20,001,000
---------------------------------------------------------------
Panolam Industries International,
  Sr. Sub. Notes, 11.50%,
  02/15/09(a)                       18,330,000       18,834,075
---------------------------------------------------------------
Perry Ellis International,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.25%, 04/01/06      22,550,000       22,662,750
---------------------------------------------------------------
St. John Knits International,
  Inc., Sr. Sub. Notes, 12.50%,
  07/01/09(a)                       13,400,000       11,892,500
---------------------------------------------------------------
                                                     73,390,325
---------------------------------------------------------------

TRUCKERS-0.51%

Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                  15,530,000       15,530,000
---------------------------------------------------------------

TRUCKS & PARTS-1.49%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05      22,400,000       20,496,000
---------------------------------------------------------------
North American Van Lines, Inc.,
  Sr. Sub. Notes, 13.38%,
  12/01/09(a)                       25,000,000       25,125,000
---------------------------------------------------------------
                                                     45,621,000
---------------------------------------------------------------

WASTE MANAGEMENT-1.65%

Allied Waste North America Inc.,
  Sr. Sub Notes, 10.00%,
  08/01/09(a)                       56,250,000       50,343,750
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Corporate Bonds & Notes
      (Cost $3,091,978,086)                       2,779,802,152
---------------------------------------------------------------

                                     SHARES
COMMON STOCKS & OTHER EQUITY
  INTERESTS-2.62%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.19%

UnitedGlobalCom Inc.-Class A(f)         83,896        5,925,155
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.09%

Convergent Communications,
  Inc.(f)                              179,280        2,846,070
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.02%

Abraxas Petroleum Corp.(f)             736,228          690,213
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-0.02%

Meditrust Cos.                          89,907          494,488
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.86%

Celcaribe S.A., Ordinary Trust
  Ctfs. (Acquired
  05/17/94-01/23/97; Cost
  $0)(e)(f)                          2,276,400        3,983,700
---------------------------------------------------------------
Clearnet Communications
  Inc.-Class A-ADR (Canada)(f)         100,716        3,462,112
---------------------------------------------------------------
Loral Space & Communications Ltd.       21,676          526,998
---------------------------------------------------------------
Microcell Telecommunications,
  Inc. (Canada)(f)                     253,257        8,325,824
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                  52,195        5,382,609
---------------------------------------------------------------
Powertel, Inc.(f)                       45,663        4,583,424
---------------------------------------------------------------
                                                     26,264,667
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (LONG
  DISTANCE)-1.33%

FirstCom Corp.(f)                      804,650   $   29,570,888
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                               34,902        1,335,002
---------------------------------------------------------------
RSL Communications PLC-Class A
  (United Kingdom)(f)                  179,445        3,072,989
---------------------------------------------------------------
Viatel, Inc.(f)                        121,387        6,509,378
---------------------------------------------------------------
                                                     40,488,257
---------------------------------------------------------------

TELEPHONE-0.11%

ICG Communications, Inc.(f)             39,600          742,500
---------------------------------------------------------------
Intermedia Communications Inc.(f)       69,657        2,703,562
---------------------------------------------------------------
                                                      3,446,062
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $11,155,019)                                   80,154,912
---------------------------------------------------------------

PREFERRED STOCKS-1.76%

COMPUTERS (SOFTWARE &
  SERVICES)-0.06%

Earthwatch Inc.-Series C, $1.20
  Conv. Pfd. (Acquired 03/14/97;
  Cost $4,824)(e)                      103,236        1,884,057
---------------------------------------------------------------

SHIPPING-0.05%

Pegasus Shipping Hellas Co.-Pfd.
  (Bermuda) (Acquired 06/24/98;
  Cost $7,461,000)(e)                   15,000        1,425,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.65%

Dobson Communications
  Corp.-$122.50 PIK Pfd.                21,435       21,702,598
---------------------------------------------------------------
Nextel Communications,
  Inc.-Series E, $111.25 PIK Pfd.       28,493       28,777,930
---------------------------------------------------------------
                                                     50,480,528
---------------------------------------------------------------
    Total Preferred Stocks (Cost
      $49,098,015)                                   53,789,585
---------------------------------------------------------------

RIGHTS & WARRANTS-0.74%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.01%

Knology Inc., expiring 10/22/07
  (Acquired 03/12/98; Cost
  $0)(e)(g)                             47,250          129,938
---------------------------------------------------------------
Wireless One, Inc., expiring
  10/19/00(g)                           37,560                0
---------------------------------------------------------------
                                                        129,938
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.01%

Sterling Chemicals Holdings,
  expiring 08/15/08(g)                   7,500          120,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.06%

Cybernet Internet Services
  International, Inc., expiring
  07/01/09 (Acquired 10/18/99;
  Cost $0)(e)(g)                        23,000        1,845,750
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc., expiring
  02/01/04(g)                           18,802           18,802
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.00%

Resort At Summerlin LP, expiring
  12/15/07(g)                           26,889   $          269
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.01%

Republic Health Corp., expiring
  04/03/00(g)                           17,500          315,000
---------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.04%

Winsloew Furniture, Inc.,
  expiring 08/15/07 (Acquired
  12/06/99; Cost $0)(e)(g)              23,870        1,193,500
---------------------------------------------------------------

IRON & STEEL-0.00%

Bar Technologies, Inc., expiring
  04/01/01(g)                            6,000          120,000
---------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel, Inc., expiring
  04/15/03(g)                           15,990              160
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.00%

Abraxas Petroleum Corp.-Rts.(g)        736,228                0
---------------------------------------------------------------

SHIPPING-0.00%

Millenium Seacarriers, expiring
  07/15/03(g)                           19,900           24,875
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.01%

Cellnet Data System, expiring
  10/01/07 (Acquired
  09/24/97-10/15/97; Cost
  $0)(e)(g)                             10,000            2,600
---------------------------------------------------------------
Nextel International, Inc.,
  expiring 04/15/07(g)                  39,500          325,875
---------------------------------------------------------------
                                                        328,475
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.46%

Long Distance International,
  Inc., expiring 04/13/08(g)            25,610   $       64,025
---------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), expiring
  05/15/08 (Acquired
  05/20/98-05/24/99; Cost
  $1,654)(e)(g)                         35,060       14,032,765
---------------------------------------------------------------
                                                     14,096,790
---------------------------------------------------------------

TELEPHONE-0.14%

AirGate PCS Inc., expiring
  10/01/09(g)                           28,400        2,485,000
---------------------------------------------------------------
Esat Telecom Group PLC (Ireland),
  expiring 02/01/07 (Acquired
  06/16/97; Cost $0)(e)(g)              25,530        1,850,925
---------------------------------------------------------------
                                                      4,335,925
---------------------------------------------------------------
    Total Rights & Warrants (Cost
      $711,621)                                      22,529,484
---------------------------------------------------------------

MONEY MARKET FUNDS-2.12%

STIC Liquid Assets Portfolio(h)     32,367,437       32,367,437
---------------------------------------------------------------
STIC Prime Portfolio(h)             32,367,437       32,367,437
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $64,734,875)                             64,734,874
---------------------------------------------------------------

TOTAL INVESTMENTS-98.26% (Cost
  $3,217,677,616)                                 3,001,011,007
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.74%                                  53,028,747
---------------------------------------------------------------
NET ASSETS-100.00%                               $3,054,039,754
===============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Ctfs.  - Certificates
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
Rts.   - Rights
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:
(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(b) Step Bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Defaulted security. Currently, the issuer is in default with respect to a portion of interest payments.
(d) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit represents shares of the issuer.
(e) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 12/31/99 was $75,499,435 which represents 2.47% of the Fund's net assets.
(f) Non-income producing security.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments, at market value
  (cost $3,217,677,616)                     $3,001,011,007
----------------------------------------------------------
Cash                                               498,337
----------------------------------------------------------
Receivables for:
  Fund shares sold                              10,262,404
----------------------------------------------------------
  Dividends and interest                        72,951,666
----------------------------------------------------------
Investment for deferred compensation plan           86,639
----------------------------------------------------------
Other assets                                        77,473
----------------------------------------------------------
    Total assets                             3,084,887,526
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        13,289,236
----------------------------------------------------------
  Dividends                                     12,542,033
----------------------------------------------------------
  Deferred compensation plan                        86,639
----------------------------------------------------------
Accrued advisory fees                            1,268,054
----------------------------------------------------------
Accrued distribution fees                        2,995,847
----------------------------------------------------------
Accrued operating expenses                         665,963
----------------------------------------------------------
    Total liabilities                           30,847,772
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $3,054,039,754
==========================================================

NET ASSETS:

Class A                                     $1,364,501,549
==========================================================
Class B                                     $1,559,863,535
==========================================================
Class C                                     $  129,674,670
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        169,182,889
==========================================================
Class B                                        193,343,459
==========================================================
Class C                                         16,110,440
==========================================================
Class A:
  Net asset value and redemption price per
    share                                   $         8.07
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.07 divided
       by 95.25%)                           $         8.47
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $         8.07
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $         8.05
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999


INVESTMENT INCOME:

Interest                                    $ 375,366,595
---------------------------------------------------------
Dividends                                       2,393,402
---------------------------------------------------------
    Total investment income                   377,759,997
---------------------------------------------------------

EXPENSES:

Advisory fees                                  16,396,698
---------------------------------------------------------
Administrative services fees                      177,468
---------------------------------------------------------
Transfer agent fees -- Class A                  2,097,314
---------------------------------------------------------
Transfer agent fees -- Class B                  2,604,737
---------------------------------------------------------
Transfer agent fees -- Class C                    193,682
---------------------------------------------------------
Trustees' fees                                     27,921
---------------------------------------------------------
Distribution fees -- Class A                    3,885,854
---------------------------------------------------------
Distribution fees -- Class B                   17,586,035
---------------------------------------------------------
Distribution fees -- Class C                    1,307,654
---------------------------------------------------------
Other                                           1,526,312
---------------------------------------------------------
    Total expenses                             45,803,675
---------------------------------------------------------
Less: Expenses paid indirectly                   (175,176)
---------------------------------------------------------
    Net expenses                               45,628,499
---------------------------------------------------------
Net investment income                         332,131,498
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                 (269,838,431)
---------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                         1,279,047
---------------------------------------------------------
    Net gain (loss) from investment
       securities                            (268,559,384)
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                $  63,572,114
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 AND 1998

                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $  332,131,498    $  336,256,233
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (269,838,431)     (188,887,632)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          1,279,047      (359,473,146)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                  63,572,114      (212,104,545)
----------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                       (159,655,684)     (170,021,135)
----------------------------------------------------------------------------------------------
  Class B                                                       (165,609,472)     (158,792,161)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,356,480)       (6,792,770)
----------------------------------------------------------------------------------------------

Distributions in excess of net investment income:

  Class A                                                           (520,904)               --
----------------------------------------------------------------------------------------------
  Class B                                                           (589,357)               --
----------------------------------------------------------------------------------------------
  Class C                                                            (43,823)               --
----------------------------------------------------------------------------------------------

Return of capital:

  Class A                                                         (2,837,931)               --
----------------------------------------------------------------------------------------------
  Class B                                                         (3,209,458)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (239,296)               --
----------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       (181,118,609)      142,435,247
----------------------------------------------------------------------------------------------
  Class B                                                       (116,020,002)      448,570,951
----------------------------------------------------------------------------------------------
  Class C                                                         27,659,521       101,384,122
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (550,969,381)      144,679,709
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          3,605,009,135     3,460,329,426
----------------------------------------------------------------------------------------------
  End of period                                               $3,054,039,754    $3,605,009,135
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,735,858,478    $4,011,736,919
----------------------------------------------------------------------------------------------
  Undistributed net investment income                               (100,711)        5,490,138
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (465,051,403)     (194,272,265)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (216,666,610)     (217,945,657)
----------------------------------------------------------------------------------------------
                                                              $3,054,039,754    $3,605,009,135
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded, non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
   Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. On December 31, 1999, undistributed net investment income was increased by $7,340,058, undistributed net realized gains decreased by $940,707 and paid-in capital was decreased by $6,399,351 as a result of differing book/tax treatment of market discount and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $416,097,836 as of December 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $177,468 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $2,941,102 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $3,885,854, $17,586,035 and $1,307,654, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $800,330 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $423,986 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $9,734 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $39,420 and $135,756, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $175,176 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $2,588,655,750 and $2,726,847,749, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 146,029,538
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (368,443,665)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                  $(222,414,127)
=========================================================

Cost of investments for tax purposes is $3,223,425,134.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                    1999                             1998
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A                87,500,179   $   744,553,292    113,312,954   $ 1,099,027,598
--------------------------------------------------------------------------------------
  Class B                46,805,949       400,392,138     81,983,594       793,346,240
--------------------------------------------------------------------------------------
  Class C                10,550,688        89,612,238     31,084,188       309,774,327
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                12,419,332       104,772,227     11,706,241       112,173,341
--------------------------------------------------------------------------------------
  Class B                10,055,937        84,833,641      8,418,057        80,427,189
--------------------------------------------------------------------------------------
  Class C                   975,391         8,192,752        480,845         4,500,556
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (121,294,314)   (1,030,444,128)  (110,296,515)   (1,068,765,692)
--------------------------------------------------------------------------------------
  Class B               (71,318,813)     (601,245,781)   (44,848,230)     (425,202,478)
--------------------------------------------------------------------------------------
  Class C                (8,365,761)      (70,145,469)   (21,196,339)     (212,890,761)
--------------------------------------------------------------------------------------
                        (32,671,412)  $  (269,479,090)    70,644,795   $   692,390,320
======================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                1999           1998           1997           1996          1995
                                                             ----------     ----------     ----------     ----------     --------
Net asset value, beginning of period                         $     8.77     $    10.16     $     9.88     $     9.43     $   8.93
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
Income from investment operations:
  Net investment income                                            0.85           0.92           0.90           0.92         0.93
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.66)         (1.40)          0.28           0.46         0.52
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
    Total from investment operations                               0.19          (0.48)          1.18           1.38         1.45
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
Less distributions:
  Dividends from net investment income                            (0.87)         (0.91)         (0.90)         (0.93)       (0.95)
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
  Return of capital                                               (0.02)            --             --             --           --
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
    Total distributions                                           (0.89)         (0.91)         (0.90)         (0.93)       (0.95)
-----------------------------------------------------------  ----------     ----------     ----------     ----------     --------
Net asset value, end of period                               $     8.07     $     8.77     $    10.16     $     9.88     $   9.43
===========================================================  ==========     ==========     ==========     ==========     ========
Total return(a)                                                    2.21%         (5.10)%        12.52%         15.44%       16.86%
===========================================================  ==========     ==========     ==========     ==========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $1,364,502     $1,670,863     $1,786,352     $1,272,974     $886,106
===========================================================  ==========     ==========     ==========     ==========     ========
Ratio of expenses to average net assets                            0.92%(b)       0.85%          0.90%          0.97%        0.96%
===========================================================  ==========     ==========     ==========     ==========     ========
Ratio of net investment income to average net assets              10.06%(b)       9.45%          9.08%          9.67%        9.95%
===========================================================  ==========     ==========     ==========     ==========     ========
Portfolio turnover rate                                              79%            76%            80%            77%          61%
===========================================================  ==========     ==========     ==========     ==========     ========

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $1,554,341,715.

                                                         CLASS B                                             CLASS C
                             ----------------------------------------------------------------    -------------------------------
                                1999          1998          1997          1996         1995        1999      1998(A)       1997
                             ----------    ----------    ----------    ----------    --------    --------    --------    -------
Net asset value, beginning
 of period                   $     8.76    $    10.16    $     9.88    $     9.42    $   8.92    $   8.74    $  10.14    $ 10.04
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
Income from investment
 operations:
 Net investment income             0.79          0.84          0.83          0.85        0.85        0.78        0.82       0.35
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
 Net gains (losses) on
   securities (both
   realized and unrealized)       (0.66)        (1.40)         0.28          0.47        0.52       (0.65)      (1.38)      0.10
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
   Total from investment
     operations                    0.13         (0.56)         1.11          1.32        1.37        0.13       (0.56)      0.45
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
Less distributions:
 Dividends from net
   investment income              (0.80)        (0.84)        (0.83)        (0.86)      (0.87)      (0.80)      (0.84)     (0.35)
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
 Return of capital                (0.02)           --            --            --          --       (0.02)         --         --
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
   Total distributions            (0.82)        (0.84)        (0.83)        (0.86)      (0.87)      (0.82)      (0.84)     (0.35)
---------------------------  ----------    ----------    ----------    ----------    --------    --------    --------    -------
Net asset value, end of
 period                      $     8.07    $     8.76    $    10.16    $     9.88    $   9.42    $   8.05    $   8.74    $ 10.14
===========================  ==========    ==========    ==========    ==========    ========    ========    ========    =======
Total return(b)                    1.46%        (5.90)%       11.71%        14.68%      15.91%       1.46%      (5.92)%     4.49%
===========================  ==========    ==========    ==========    ==========    ========    ========    ========    =======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)              $1,559,864    $1,820,899    $1,647,801    $1,068,060    $557,926    $129,675    $113,246    $26,177
===========================  ==========    ==========    ==========    ==========    ========    ========    ========    =======
Ratio of expenses to
 average net assets                1.68%(c)      1.61%         1.65%         1.68%       1.73%       1.68%(c)    1.61%      1.68%(d)
===========================  ==========    ==========    ==========    ==========    ========    ========    ========    =======
Ratio of net investment
 income to average net
 assets                            9.30%(c)      8.69%         8.33%         8.95%       9.18%       9.30%(c)    8.69%      8.30%(d)
===========================  ==========    ==========    ==========    ==========    ========    ========    ========    =======
Portfolio turnover rate              79%           76%           80%           77%         61%         79%         76%        80%
===========================  ==========    ==========    ==========    ==========    ========    ========    ========    =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and for periods less than one year is not annualized.
(c) Ratios are based on average net assets of $1,758,603,534 and $130,765,409 for Class B and Class C, respectively.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Investment Securities Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund II (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 1999, and the related statement of operations, changes in net assets, and financial highlights for the period September 30, 1998 (date operations commenced) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund II as of July 31, 1999, the results of its operations, changes in its net assets, and financial highlights for the period September 30, 1998 (date operations commenced) through July 31, 1999, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       September 3, 1999
                       Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 1999

                                      PRINCIPAL      MARKET
                                       AMOUNT         VALUE
NON-CONVERTIBLE BONDS &
  NOTES-85.88%

AIRLINES-1.71%

Dunlop Standard Aero Holdings, Sr.
  Notes, 11.875%, 05/15/09(a)        $   990,000   $ 1,012,275
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.87%

JL French Automotive Castings,
  Inc., Sr. Sub. Notes, 11.50%,
  06/01/09(a)                          1,670,000     1,695,050
--------------------------------------------------------------

CHEMICALS-3.48%

Sterling Chemicals, Inc., Sec.
  Notes, 12.375%, 07/15/06(a)          2,000,000     2,055,000
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-2.52%

Key Plastics Holdings, Inc., Series
  B Sr. Sub. Notes, 10.25%,
  03/15/07                             1,540,000     1,488,011
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-4.66%

Cybernet Internet Services
  International, Inc., Notes,
  14.00%, 07/01/09(a)                  1,000,000     1,007,500
--------------------------------------------------------------
Earthwatch Inc., Sr. Disc. Notes,
  13.00%, 07/15/07 (Acquired
  07/07/99; Cost $1,711,525)(b)(c)     2,500,000     1,749,891
--------------------------------------------------------------
                                                     2,757,391
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.30%

Panda Funding Corp., Series A-1
  Pooled Project Bonds, 11.625%,
  08/20/12                               750,000       768,750
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-3.42%

Lodgian Financing Corp., Sr. Sub.
  Notes, 12.25%, 07/15/09(a)           2,000,000     2,020,000
--------------------------------------------------------------

FOODS-4.28%

Vlasic Foods International, Inc.,
  Sr. Sub. Notes, 10.25%,
  07/01/09(a)                          1,500,000     1,458,744
--------------------------------------------------------------
Volume Services America Inc., Sr.
  Sub. Notes, 11.25%, 03/01/09(a)      1,000,000     1,070,000
--------------------------------------------------------------
                                                     2,528,744
--------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-2.41%

Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                             1,500,000     1,424,972
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.77%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                             1,000,000     1,045,000
--------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-1.37%

Harborside Healthcare, Sr. Unsec.
  Gtd. Disc. Sub. Notes, 11.00%,
  08/01/08(c)                          2,000,000       809,527
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.64%

DJ Orthopedics, LLC, Sr. Sub.
  Notes, 12.625%, 06/15/09(a)        $ 1,000,000   $   970,000
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-1.76%

Team Health, Inc., Sr. Sub. Notes,
  12.00%, 03/15/09(a)                  1,010,000     1,037,775
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-2.95%

Falcon Products, Inc., Sr. Sub.
  Notes, 11.375%, 06/15/09(a)          1,750,000     1,745,625
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.54%

Marvel Enterprises, Inc., Sr.
  Notes, 12.00%, 06/15/09(a)             910,000       912,275
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.62%

Anthony Crane Rentals LP, Series B
  Sr. Unsec. Gtd. Notes, 10.375%,
  08/01/08                             1,000,000       960,000
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-1.53%

First Wave Marine, Inc., Sr. Unsec.
  Gtd. Notes, 11.00%, 02/01/08         1,000,000       904,990
--------------------------------------------------------------

METALS MINING-3.08%

Centaur Mining & Exploration Ltd.
  (Australia), Sr. Gtd. Yankee
  Notes, 11.00%, 12/01/07              1,000,000       904,978
--------------------------------------------------------------
Doe Run Resources Corp. (The),
  Series B Sr. Unsec. Gtd. Notes,
  11.25%, 03/15/05                     1,000,000       914,960
--------------------------------------------------------------
                                                     1,819,938
--------------------------------------------------------------

NATURAL GAS-2.57%

Western Gas Resources, Inc., Sr.
  Sub. Notes, 10.00%, 06/15/09(a)      1,500,000     1,522,500
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-1.68%

Global Imaging Systems Inc., Sr.
  Sub. Notes, 10.75%, 02/15/07(a)      1,000,000       995,000
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-1.73%

Pride International, Inc., Sr.
  Unsec. Notes, 10.00%, 06/01/09       1,000,000     1,025,000
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-2.61%

Comstock Resources, Inc., Sr.
  Notes, 11.25%, 05/01/07(a)           1,500,000     1,545,000
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-1.65%

American Tissue Inc., Sr. Sec.
  Notes, 12.50%, 07/15/06(a)           1,000,000       974,992
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-1.78%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                     1,000,000     1,055,000
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                       AMOUNT         VALUE
RAILROADS-1.26%

Railworks Corp., Sr. Sub. Notes,
  11.50%, 04/15/09(a)                $   750,000   $   745,313
--------------------------------------------------------------

RETAIL (SPECIALTY)-2.61%

Vista Eyecare, Inc., Series B Sr.
  Unsec. Gtd. Notes, 12.75%,
  10/15/05                             1,600,000     1,543,989
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.74%

Avis Rent A Car, Inc., Sr. Sub.
  Notes, 11.00%, 05/01/09(a)           1,000,000     1,027,500
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-6.81%

KMC Telecom Holdings, Inc., Sr.
  Notes, 13.50%, 05/15/09(a)           1,500,000     1,537,500
--------------------------------------------------------------
Nextel International, Inc., Sr.
  Unsec. Disc. Notes, 12.125%,
  04/15/08(c)                          1,500,000       798,381
--------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(c)           2,000,000     1,692,483
--------------------------------------------------------------
                                                     4,028,364
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-3.63%

Call-Net Enterprises, Inc.
  (Canada), Sr. Unsec. Disc. Yankee
  Notes, 10.80%, 05/15/09(c)           2,500,000     1,374,907
--------------------------------------------------------------
Interamericas Communications, Sr.
  Notes, 14.00%, 10/27/07              1,000,000       772,461
--------------------------------------------------------------
                                                     2,147,368
--------------------------------------------------------------

TELEPHONE-8.27%

Alestra S.A. (Mexico), Sr. Notes,
  12.625%, 05/15/09(a)                 1,500,000     1,413,750
--------------------------------------------------------------
Logix Communications Enterprises,
  Inc., Sr. Unsec. Notes, 12.25%,
  06/15/08                             1,295,000     1,155,771
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec. Notes,
  15.00%, 07/01/08                     1,270,000     1,311,275
--------------------------------------------------------------
United Pan-Europe Communications,
  N.V. (Netherlands), Sr. Notes,
  10.875%, 08/01/09(a)                 1,000,000     1,007,500
--------------------------------------------------------------
                                                     4,888,296
--------------------------------------------------------------

TEXTILES (APPAREL)-3.82%

Perry Ellis International Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.25%,
  04/01/06(a)                          1,250,000     1,275,000
--------------------------------------------------------------
St. John Knits, Inc., Sr. Sub.
  Notes, 12.50%, 07/01/09(a)           1,000,000       982,500
--------------------------------------------------------------
                                                     2,257,500
--------------------------------------------------------------

WASTE MANAGEMENT-1.81%

Allied Waste North America, Sr. Sub
  Notes, 10.00%, 08/01/09(a)           1,070,000     1,067,325
--------------------------------------------------------------
    Total Non-Convertible Bonds &
      Notes (Cost $50,555,340)                      50,778,470
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-8.12%

COMPUTERS (SOFTWARE &
  SERVICES)-0.06%

Cybernet Internet Services
  International, Inc.(d)                   2,000   $    33,750
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.18%

King Pharmaceuticals, Inc.(d)              4,000       108,500
--------------------------------------------------------------

HOMEBUILDING-0.19%

Schuler Homes, Inc.(d)                    15,000       110,625
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.20%

Pride International, Inc.(d)              10,000       118,750
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.79%

Chesapeake Energy Corp.(d)                40,000       152,500
--------------------------------------------------------------
Comstock Resources, Inc.(d)               20,000        90,000
--------------------------------------------------------------
Forest Oil Corp.(d)                        6,000        89,250
--------------------------------------------------------------
Pogo Producing Co.                         7,000       133,437
--------------------------------------------------------------
                                                       465,187
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-3.98%

Clearnet Communications, Inc.(d)           6,500       112,125
--------------------------------------------------------------
Metrocall, Inc.(d)                        35,000       118,125
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Canada)(d)                             12,000       127,500
--------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(d)                                     4,000       214,250
--------------------------------------------------------------
Nextel Communications, Inc., Series
  E $111.25 PIK Pfd.                       1,500     1,522,500
--------------------------------------------------------------
Powertel, Inc.(d)                          7,000       257,250
--------------------------------------------------------------
                                                     2,351,750
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-2.11%

Call-Net Enterprises, Inc.
  (Canada)(d)                             15,000        67,500
--------------------------------------------------------------
Convergent Communications, Inc.(d)        10,000       160,000
--------------------------------------------------------------
Convergent Communications, Wts.,
  expiring 04/01/08(d)                     1,200        25,514
--------------------------------------------------------------
Destia Communications, Inc.(d)             9,000        95,344
--------------------------------------------------------------
Interamericas Communications(d)           50,000       512,500
--------------------------------------------------------------
Long Distance International, Wts.,
  expiring 04/13/08(d)                       670         1,675
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(d)                                  6,000        96,750
--------------------------------------------------------------
Viatel, Inc.(d)                            7,765       287,305
--------------------------------------------------------------
                                                     1,246,588
--------------------------------------------------------------

TELEPHONE-0.61%

GST Telecommunications, Inc.(d)            8,000       120,000
--------------------------------------------------------------
ICG Communications, Inc.(d)                5,300       119,913
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
TELEPHONE-(CONTINUED)

Intermedia Communications, Inc.(d)         4,500   $   124,031
--------------------------------------------------------------
                                                       363,944
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $3,665,961)                                    4,799,094
--------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT
REPURCHASE AGREEMENT-3.09%(e)

SBC Warburg Dillon Read, Inc.,
  5.13%, 08/02/99 (Cost
  $1,828,705)(f)                     $ 1,828,705   $ 1,828,705
--------------------------------------------------------------
TOTAL INVESTMENTS-97.09%                            57,406,269
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.91%                  1,718,636
--------------------------------------------------------------
NET ASSETS-100.00%                                 $59,124,905
==============================================================

Investment Abbreviations:

Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Trustees. The market value of this security at 07/31/99 was $1,749,891 which represented 2.96% of the Fund's net assets.
(c) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Non-income producing security.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 07/30/99 with a maturing value of $500,213,750. Collateralized by U.S. Government obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1999

ASSETS:

Investments, at market value (cost
  $56,050,006)                            $   57,406,269
--------------------------------------------------------
Receivables for:
  Fund shares sold                               879,649
--------------------------------------------------------
  Investment sold                              3,034,036
--------------------------------------------------------
  Interest and dividends                       1,157,426
--------------------------------------------------------
Investments for deferred compensation
  plan                                             2,449
--------------------------------------------------------
Other assets                                      51,811
--------------------------------------------------------
    Total assets                              62,531,640
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investment purchased                         2,894,450
--------------------------------------------------------
  Fund shares redeemed                           298,558
--------------------------------------------------------
  Deferred compensation                            2,449
--------------------------------------------------------
  Dividends                                      169,289
--------------------------------------------------------
Accrued distribution fees                         26,175
--------------------------------------------------------
Accrued transfer agent fees                        1,255
--------------------------------------------------------
Accrued custodian fees                             1,667
--------------------------------------------------------
Accrued trustees fees                                667
--------------------------------------------------------
Accrued administrative service fees                8,356
--------------------------------------------------------
Accrued operating expenses                         3,869
--------------------------------------------------------
    Total liabilities                          3,406,735
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $   59,124,905
--------------------------------------------------------

NET ASSETS:

Class A                                   $   34,991,606
========================================================
Class B                                   $   20,994,372
========================================================
Class C                                   $    3,138,927
========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        3,110,524
========================================================
Class B                                        1,869,356
========================================================
Class C                                          279,728
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        11.25
========================================================
  Offering price per share:
    (Net asset value of $11.25/ 95.25%)   $        11.81
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        11.23
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        11.22
========================================================

STATEMENT OF OPERATIONS

For the period September 30, 1998 (date operations commenced) through July 31, 1999

INVESTMENT INCOME:

Interest                                    $ 2,498,346
-------------------------------------------------------
Dividends                                         7,952
-------------------------------------------------------
    Total investment income                   2,506,298
-------------------------------------------------------
EXPENSES:
Advisory fees                                   146,069
-------------------------------------------------------
Administrative services fees                     64,643
-------------------------------------------------------
Custodian fees                                    9,788
-------------------------------------------------------
Transfer agent fees-Class A                       8,955
-------------------------------------------------------
Transfer agent fees-Class B                       3,029
-------------------------------------------------------
Transfer agent fees-Class C                         519
-------------------------------------------------------
Trustees' fees                                    6,714
-------------------------------------------------------
Distribution fees-Class A                        43,292
-------------------------------------------------------
Distribution fees-Class B                        52,186
-------------------------------------------------------
Distribution fees-Class C                         8,358
-------------------------------------------------------
Other                                            70,584
-------------------------------------------------------
    Total expenses                              414,137
-------------------------------------------------------
Less: Fee waivers                              (135,584)
-------------------------------------------------------
    Expenses paid indirectly                     (3,313)
-------------------------------------------------------
    Net expenses                                275,240
-------------------------------------------------------
Net investment income                         2,231,058
-------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES:

Net realized gain from investment
  securities                                  1,689,995
-------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                       1,356,263
-------------------------------------------------------
      Net gain from investment securities     3,046,258
-------------------------------------------------------
Net increase in net assets resulting from
  operations                                $ 5,277,316
=======================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period September 30, 1998 (date operations commenced) through July 31, 1999

OPERATIONS:

  Net investment income                                         $    2,231,058
------------------------------------------------------------------------------
  Net realized gain from investment securities                       1,689,995
------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                       1,356,263
------------------------------------------------------------------------------
    Net increase in net assets resulting from operations             5,277,316
------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                           (1,710,595)
------------------------------------------------------------------------------
  Class B                                                             (446,277)
------------------------------------------------------------------------------
  Class C                                                              (70,876)
------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                              (22,467)
------------------------------------------------------------------------------
  Class B                                                                 (421)
------------------------------------------------------------------------------
  Class C                                                                  (64)
------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                           32,499,124
------------------------------------------------------------------------------
  Class B                                                           20,530,581
------------------------------------------------------------------------------
  Class C                                                            3,068,584
------------------------------------------------------------------------------
    Net increase in net assets                                      59,124,905
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                       --
------------------------------------------------------------------------------
  End of period                                                 $   59,124,905
==============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $   56,080,847
------------------------------------------------------------------------------
  Undistributed investment income                                       20,746
------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         1,667,049
------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                   1,356,263
------------------------------------------------------------------------------
                                                                $   59,124,905
==============================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund II (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate series portfolios. The Fund commenced operations on September 30, 1998. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment in higher-rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than are higher-grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Equity securities which are listed or traded on an exchange or the NASDAQ National

      Market System are valued at the last sales price on the exchange where principally traded or, lacking any sales on a particular day, at the closing bid price on that day. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and
      (iii) securities reported in the NASDAQ National Market System, are valued at the last bid price obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually. On July 31, 1999, undistributed net investment income was increased by $17,436, undistributed net realized gains increased by $6 and paid-in-capital decreased by $17,442 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% of the first $500 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.50% of the Fund's average daily net assets in excess of $1 billion. During the period September 30, 1998 (date operations commenced) through July 31, 1999, AIM waived advisory fees in the amount of $135,584.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period September 30, 1998 (date operations commenced) through July 31, 1999, AIM was paid $64,643 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period September 30, 1998 (date operations commenced) through July 31, 1999, the Fund paid AFS $7,750 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. During the period September 30, 1998 (date operations commenced) through July 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $43,292, $52,186 and $8,358, respectively, as compensation under the Plans.
  During the period September 30, 1998 (date operations commenced) through July 31, 1999, the Fund paid legal fees of $1,967 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
  AIM Distributors received commissions of $61,541 from sales of the Class A shares of the Fund during the period September 30, 1998 (date operations commenced) through July 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period September 30, 1998 (date operations commenced) through July 31, 1999, AIM Distributors received $111 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.

NOTE 3-INDIRECT EXPENSES

The Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $246 and $3,067, respectively, under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,313 during the period September 30, 1998 (date operations commenced) through July 31, 1999.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1 billion or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period ended July 31,

1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 30, 1998 (date operations commenced) through July 31, 1999 was $112,136,400 and $59,967,805, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of July 31, 1999 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $2,010,805
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (654,542)
------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                      $1,356,263
============================================================
Investments had the same cost for tax and financial
  statement purposes.

NOTE 6-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the period September 30, 1998 (date operations commenced) through July 31, 1999 were as follows:

                                                SHARES       AMOUNT
                                               ---------   -----------
Sold:
  Class A                                      3,879,343   $40,951,231
----------------------------------------------------------------------
  Class B*                                     2,156,519    23,713,819
----------------------------------------------------------------------
  Class C*                                       322,660     3,551,731
----------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                         99,704     1,082,276
----------------------------------------------------------------------
  Class B*                                        23,551       261,935
----------------------------------------------------------------------
  Class C*                                         3,953        43,955
----------------------------------------------------------------------
Reacquired:
  Class A                                       (868,523)   (9,534,383)
----------------------------------------------------------------------
  Class B*                                      (310,714)   (3,445,173)
----------------------------------------------------------------------
  Class C*                                       (46,885)     (527,102)
----------------------------------------------------------------------
                                               5,259,608   $56,098,289
======================================================================

*Class B and Class C shares commenced sales on November 20, 1998 .

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A shares outstanding during the period September 30, 1998 (date operations commenced) to July 31, 1999, and for a share of Class B and Class C outstanding during the period November 20, 1998 (date sales commenced) to July 31, 1999.

                                                              CLASS A     CLASS B     CLASS C
                                                              -------     -------     -------
Net asset value, beginning of period                          $ 10.00     $ 10.59     $ 10.59
------------------------------------------------------------  -------     -------     -------
Income from investment operations:
  Net investment income                                          0.90        0.68        0.68
------------------------------------------------------------  -------     -------     -------
  Net gains on securities (both realized and unrealized)         1.26        0.65        0.64
------------------------------------------------------------  -------     -------     -------
    Total from investment operations                             2.16        1.33        1.32
------------------------------------------------------------  -------     -------     -------
Less distributions:
  Dividends from net investment income                          (0.90)      (0.68)      (0.68)
------------------------------------------------------------  -------     -------     -------
  Distributions from net realized gains                         (0.01)      (0.01)      (0.01)
------------------------------------------------------------  -------     -------     -------
    Total distributions                                         (0.91)      (0.69)      (0.69)
------------------------------------------------------------  -------     -------     -------
Net asset value, end of period                                $ 11.25     $ 11.23     $ 11.22
============================================================  =======     =======     =======
Total return(a)                                                 22.39%      13.03%      12.93%
============================================================  =======     =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,992     $20,994     $ 3,139
============================================================  =======     =======     =======
Ratio of expenses to average net assets(b)
  Including waivers and reimbursement                            1.00%       1.75%       1.75%
============================================================  =======     =======     =======
  Excluding waivers and reimbursement                            1.58%       2.33%       2.33%
============================================================  =======     =======     =======
Ratio of net investment income to average net assets(b)(c)       9.74%       8.99%       8.99%
============================================================  =======     =======     =======
Portfolio turnover rate                                           223%        223%        223%
============================================================  =======     =======     =======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $20,791,446, $7,499,236 and $1,201,066, for Class A, Class B and Class C shares, respectively.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 9.14% (annualized), 8.39% (annualized) and 8.39% (annualized) for Class A, Class B and Class C shares, respectively.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Income Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and
                       financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

December 31, 1999

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
U.S. DOLLAR DENOMINATED
  CORPORATE BONDS & NOTES-75.54%

AIR FREIGHT-0.61%

Atlas Air, Inc., Sr. Unsec.
  Notes, 10.75%, 08/01/05         $    3,970,000   $  4,089,100
---------------------------------------------------------------

AIRLINES-4.04%

Air 2 US-Series C, Equipment
  Trust Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(b)                       3,750,000      3,733,050
---------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19              1,810,000      1,592,800
---------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                        500,000        517,210
---------------------------------------------------------------
  10.38%, 12/15/22                     5,000,000      5,875,750
---------------------------------------------------------------
Delta Air Lines, Inc., Equipment
  Trust Ctfs., 10.50%, 04/30/16        5,000,000      5,823,900
---------------------------------------------------------------
Dunlop Standard Aerospace
  Holdings PLC (United Kingdom),
  Sr. Unsec. Sub. Notes, 11.88%,
  05/15/09                             2,700,000      2,791,125
---------------------------------------------------------------
United Air Lines, Inc.,
  Deb., 9.75%, 08/15/21
  (Acquired 09/23/99; Cost
  $4,205,475)(b)                       3,750,000      4,107,525
---------------------------------------------------------------
  Series 95A2, Pass Through
  Ctfs., 9.56%, 10/19/18               2,325,000      2,483,867
---------------------------------------------------------------
                                                     26,925,227
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.72%

Advance Stores Co., Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                     2,585,000      2,236,025
---------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                             2,640,000      2,574,000
---------------------------------------------------------------
                                                      4,810,025
---------------------------------------------------------------

AUTOMOBILES-1.11%

General Motors Corp., Putable
  Deb., 8.80%, 03/01/21                6,700,000      7,371,608
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.81%

Midland Bank PLC (United
  Kingdom), Yankee Sub. Notes,
  7.65%, 05/01/25                      1,870,000      1,865,549
---------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24          3,650,000      3,525,133
---------------------------------------------------------------
                                                      5,390,682
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.70%

First Union Corp., Putable Sub.
  Deb., 7.50%, 04/15/35                5,000,000      4,991,250
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE

BANKS (MONEY CENTER)-(CONTINUED)

Republic New York Corp.,
  Sub. Notes, 9.70%, 02/01/09     $    3,000,000   $  3,310,680
---------------------------------------------------------------
  Sub. Deb., 9.50%, 04/15/14           2,750,000      3,030,720
---------------------------------------------------------------
                                                     11,332,650
---------------------------------------------------------------

BANKS (REGIONAL)-1.40%

Mercantile Bancorp., Inc.,
  Unsec. Sub. Notes, 7.30%,
  06/15/07                             6,000,000      5,874,900
---------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Bonds, 8.88%, 03/15/27          3,800,000      3,466,295
---------------------------------------------------------------
                                                      9,341,195
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-5.59%

British Sky Broadcasting Group
  PLC (United Kingdom), Sr.
  Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                      5,400,000      5,200,346
---------------------------------------------------------------
Charter Communications Holdings,
  LLC/ Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(c)                          5,000,000      2,956,250
---------------------------------------------------------------
Comcast Cable Communications,
  Unsec. Notes, 8.50%, 05/01/27        3,000,000      3,185,160
---------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  7.63%, 02/15/18                      6,000,000      5,741,760
---------------------------------------------------------------
  7.63%, 07/15/18                      5,650,000      5,273,145
---------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(c)                          5,680,000      3,748,800
---------------------------------------------------------------
Knology Holdings, Inc., Sr.
  Disc. Notes, 11.88%,
  10/15/07(c)                          4,100,000      2,757,250
---------------------------------------------------------------
Lenfest Communications, Inc.,
  Sr. Unsec. Sub. Notes, 8.25%,
  02/15/08                             5,000,000      5,025,000
---------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands), Sr. Disc.
  Notes, 13.38%, 11/01/09(c)(d)        6,000,000      3,390,000
---------------------------------------------------------------
                                                     37,277,711
---------------------------------------------------------------

BUILDING MATERIALS-0.48%

Blount Inc., Sr. Sub Notes,
  13.00%, 08/01/09(d)                  3,000,000      3,180,000
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.47%

Sterling Chemicals, Inc.-Series
  B, Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                     3,000,000      3,120,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.08%

Key Plastics Holdings,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 03/15/07         1,325,000        510,125
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
COMMUNICATIONS EQUIPMENT-0.31%

Dialog Corp. PLC-Series A
  (United Kingdom), Sr. Sub.
  Yankee Notes, 11.00%, 11/15/07  $    1,500,000   $    727,500
---------------------------------------------------------------
ProNet Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                     1,940,000      1,328,900
---------------------------------------------------------------
                                                      2,056,400
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.83%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 7.00%,
  05/01/03 (Acquired 04/20/98;
  Cost $2,000,000)(b)                  2,000,000      1,560,000
---------------------------------------------------------------
Lattice Semiconductor Corp.,
  Conv. Notes, 4.75%, 11/01/06
  (Acquired 12/03/99; Cost
  $4,140,000)(b)                       3,000,000      3,957,120
---------------------------------------------------------------
                                                      5,517,120
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.32%

Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08       2,025,000      2,111,062
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.55%

Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(d)(e)                       3,540,000      3,672,750
---------------------------------------------------------------

CONSUMER FINANCE-1.94%

Capital One Financial Corp.,
  Unsec. Notes, 7.25%, 05/01/06        4,000,000      3,778,440
---------------------------------------------------------------
CitiFinancial Credit Co.,
  Putable Notes, 7.88%, 02/01/25       1,400,000      1,362,480
---------------------------------------------------------------
Countrywide Capital III-Series
  B, Gtd. Bonds, 8.05%, 06/15/27       2,650,000      2,440,571
---------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26               6,065,000      5,321,674
---------------------------------------------------------------
                                                     12,903,165
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.22%

Fleming Companies, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                     1,600,000      1,452,000
---------------------------------------------------------------

ELECTRIC COMPANIES-5.59%

Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17               3,800,000      3,585,927
---------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                 850,000        847,050
---------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                      4,600,000      4,873,378
---------------------------------------------------------------
Indiana Michigan Power
  Co.-Series F, Sec. Lease
  Obligation Bonds, 9.82%,
  12/07/22                             4,968,213      5,497,229
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
ELECTRIC COMPANIES-(CONTINUED)

Niagara Mohawk Power Corp.,
  First Mortgage Notes, 7.75%,
    05/15/06                      $    4,300,000   $  4,354,137
---------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
  Notes, 8.50%, 07/01/10(c)           10,000,000      7,491,200
---------------------------------------------------------------
Southern Energy, Inc., Sr.
  Notes, 7.90%, 07/15/09
  (Acquired 07/21/99-12/03/99;
  Cost $5,978,820)(b)                  6,000,000      5,784,960
---------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09        5,352,000      4,842,597
---------------------------------------------------------------
                                                     37,276,478
---------------------------------------------------------------

ENTERTAINMENT-2.33%

Time Warner Inc., Deb.,
  9.13%, 01/15/13                      5,000,000      5,492,350
---------------------------------------------------------------
  9.15%, 02/01/23                      9,000,000     10,049,040
---------------------------------------------------------------
                                                     15,541,390
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.26%

Heller Financial, Inc., Notes,
  7.38%, 11/01/09 (Acquired
  11/23/99; Cost $2,108,295)(b)        2,115,000      2,062,823
---------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12         1,130,000      1,230,840
---------------------------------------------------------------
Sumitomo Bank International
  Finance N.V. (Japan), Gtd.
  Sub. Notes, 8.50%, 06/15/09          4,350,000      4,429,383
---------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99;
  $655,145)(b)                           700,000        655,457
---------------------------------------------------------------
                                                      8,378,503
---------------------------------------------------------------

FOODS-1.63%

ConAgra, Inc., Sr. Unsec.
  Putable Notes, 7.13%, 10/01/26       6,100,000      5,910,961
---------------------------------------------------------------
Grand Metropolitan Investment,
  Gtd. Bonds, 7.45%, 04/15/35          5,000,000      4,959,500
---------------------------------------------------------------
                                                     10,870,461
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.46%

Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                             3,500,000      3,071,250
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.42%

Team Health, Inc., Sr. Sub.
  Notes, 12.00%, 03/15/09(d)           2,870,000      2,812,600
---------------------------------------------------------------

HOMEBUILDING-0.11%

D.R. Horton, Inc., Unsec. Gtd.
  Sub. Notes, 10.00%, 04/15/06           745,000        763,625
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
HOUSEHOLD FURNISHING &
  APPLIANCES-0.45%

O'Sullivan Industries Inc., Sr.
  Sub. Notes, 13.38%,
  10/15/09(d)(e)                  $    3,000,000   $  2,992,500
---------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.40%

Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24        2,500,000      2,654,300
---------------------------------------------------------------

HOUSEWARES-0.30%

Decora Industries, Inc.-Series
  B, Sr. Sec. Gtd. Notes,
  11.00%, 05/01/05                     2,500,000      2,012,500
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.68%

Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05               1,000,000      1,005,000
---------------------------------------------------------------
Conseco, Inc., Unsec. Notes,
  6.80%, 06/15/05                      1,600,000      1,494,736
---------------------------------------------------------------
  9.00%, 10/15/06                      1,500,000      1,543,845
---------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                             8,000,000      7,150,640
---------------------------------------------------------------
                                                     11,194,221
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.58%

Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 7.20%, 08/15/07        2,200,000      2,059,618
---------------------------------------------------------------
  Notes, 7.00%, 05/15/08               2,000,000      1,839,560
---------------------------------------------------------------
                                                      3,899,178
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.57%

HSBC America Capital Trust II,
  Gtd. Bonds, 8.38%, 05/15/27
  (Acquired 08/12/99; Cost
  $3,162,786)(b)                       3,300,000      3,055,734
---------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Notes, 7.38%, 01/15/07               3,585,000      3,481,035
---------------------------------------------------------------
  Sr. Notes, 8.80%, 03/01/15           1,000,000      1,045,500
---------------------------------------------------------------
  Notes, 8.50%, 08/01/15               2,790,000      2,858,662
---------------------------------------------------------------
                                                     10,440,931
---------------------------------------------------------------

IRON & STEEL-0.31%

Acme Metal Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(f)           3,240,000        664,200
---------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                             3,000,000      1,395,000
---------------------------------------------------------------
                                                      2,059,200
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.29%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes,
  12.00%, 06/15/09                     2,075,000      1,940,125
---------------------------------------------------------------
LODGING-HOTELS-0.49%
John Q. Hammons Hotels, Inc.,
  Sec. First Mortgage Notes,
  9.75%, 10/01/05                      2,000,000      1,850,000
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
LODGING-HOTELS-(CONTINUED)

Stena Line A.B. (Sweden), Sr.
  Unsec. Yankee Notes, 10.63%,
  06/01/08                        $    2,300,000   $  1,391,500
---------------------------------------------------------------
                                                      3,241,500
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.84%

Caterpillar Inc., Deb., 9.38%,
  08/15/11                             5,000,000      5,628,850
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.28%

Anthony Crane Rentals LP-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                     1,500,000      1,267,500
---------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07         2,310,000        589,050
---------------------------------------------------------------
                                                      1,856,550
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.54%

Brand Scaffold Services, Inc.,
  Sr. Unsec. Notes, 10.25%,
  02/15/08                             1,600,000      1,456,000
---------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                             2,070,000      2,142,450
---------------------------------------------------------------
                                                      3,598,450
---------------------------------------------------------------

METALS MINING-0.86%

Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07       2,500,000      2,487,500
---------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05         3,500,000      3,276,805
---------------------------------------------------------------
                                                      5,764,305
---------------------------------------------------------------

NATURAL GAS-2.22%

Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                      4,000,000      3,563,680
---------------------------------------------------------------
Enron Corp., Sr. Sub. Deb.,
  8.25%, 09/15/12                      4,100,000      4,164,616
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                             3,000,000      3,120,870
---------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                             4,000,000      3,934,240
---------------------------------------------------------------
                                                     14,783,406
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.47%

NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09               3,400,000      3,130,380
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-1.87%

Anadarko Petroleum Corp., Deb.,
  7.25%, 03/15/25                      5,395,000      5,422,299
---------------------------------------------------------------
ONEOK, Inc., Unsec. Notes,
  7.75%, 08/15/06                      3,500,000      3,464,965
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-(CONTINUED)

Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07    $    3,750,000   $  3,603,563
---------------------------------------------------------------
                                                     12,490,827
---------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-1.38%

Sunoco, Inc., Deb., 9.00%,
  11/01/24                             4,000,000      4,222,160
---------------------------------------------------------------
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                             2,010,000      1,758,750
---------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                             3,400,000      3,205,044
---------------------------------------------------------------
                                                      9,185,954
---------------------------------------------------------------

PERSONAL CARE-0.46%

American Tissue Inc., Sr. Sec.
  Notes, 12.50%, 07/15/06(d)           3,000,000      3,067,500
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.33%

Polaroid Corp., Sr. Unsec.
  Notes, 11.50%, 02/15/06              2,220,000      2,208,900
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.83%

Hydro-Quebec-Series
  IO (Canada), Gtd. Yankee Bond,
  8.05%, 07/07/24                        610,000        640,146
---------------------------------------------------------------
  B (Canada), Gtd. Medium Term
  Notes, 8.62%, 12/15/11               2,000,000      2,158,840
---------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20
  (Acquired 04/30/98; Cost
  $2,004,940)(b)                       2,000,000      1,768,774
---------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                               992,021        996,981
---------------------------------------------------------------
                                                      5,564,741
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-1.77%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13       7,100,000      7,738,290
---------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
  7.43%, 10/01/26                      1,000,000        982,210
---------------------------------------------------------------
  Putable Notes, 8.45%, 08/01/34       3,000,000      3,046,740
---------------------------------------------------------------
                                                     11,767,240
---------------------------------------------------------------

RAILROADS-1.92%

CSX Corp., Sr. Unsec. Putable
  Deb.,
  6.95%, 05/01/27                      2,000,000      1,986,980
---------------------------------------------------------------
  7.25%, 05/01/27                      7,000,000      6,870,290
---------------------------------------------------------------
Norfolk Southern Corp., Notes,
  7.05%, 05/01/37                      4,000,000      3,920,920
---------------------------------------------------------------
                                                     12,778,190
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
REAL ESTATE INVESTMENT
  TRUSTS-0.93%

Health Care REIT, Inc.,
  Unsec. Notes, 7.57%, 04/15/00   $    1,400,000   $  1,393,476
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%,
    03/15/08                           1,500,000      1,241,985
---------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17                4,000,000      3,530,840
---------------------------------------------------------------
                                                      6,166,301
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.13%

Plainwell Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.00%,
  03/01/08                             1,710,000        897,750
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.68%

Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(b)        2,500,000      2,840,625
---------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06             715,000        729,300
---------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08              5,190,000      5,021,325
---------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                             2,500,000      2,581,250
---------------------------------------------------------------
                                                     11,172,500
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.40%

Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07              1,625,000      1,608,750
---------------------------------------------------------------
J Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07              1,255,000      1,060,475
---------------------------------------------------------------
                                                      2,669,225
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.69%

Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27          2,700,000      2,545,884
---------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%,
  03/15/03                             5,050,000      4,822,801
---------------------------------------------------------------
St. Paul Bancorp, Inc., Sr.
  Unsec. Notes, 7.13%, 02/15/04        1,500,000      1,462,110
---------------------------------------------------------------
Washington Mutual, Inc.,
  Notes, 7.50%, 08/15/06               1,015,000      1,010,199
---------------------------------------------------------------
  Gtd. Bonds, 8.38%, 06/01/27          1,485,000      1,418,947
---------------------------------------------------------------
                                                     11,259,941
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.30%

Hydrochem Industrial Service
  Co.-Series B, Sr. Gtd. Sub.
  Notes, 10.38%, 08/01/07                920,000        793,500
---------------------------------------------------------------
Laidlaw Inc. (Canada),
  Unsec. Yankee Notes, 7.65%,
    05/15/06                           3,000,000      2,787,150
---------------------------------------------------------------
  Unsec. Yankee Deb., 6.70%,
    05/01/08                           4,000,000      3,404,680
---------------------------------------------------------------
  Putable Yankee Deb., 6.72%,
    10/01/27                           2,000,000      1,701,400
---------------------------------------------------------------
                                                      8,686,730
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
SERVICES (EMPLOYMENT)-0.29%

MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes,
  11.38%, 01/15/08                $    1,980,000   $  1,900,800
---------------------------------------------------------------

SHIPPING-0.35%

Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Notes,
  7.00%, 11/25/01                      2,000,000      2,320,000
---------------------------------------------------------------

SOVEREIGN DEBT-2.17%

Province of Manitoba-Series AZ
  (Canada), Putable Yankee Deb.,
  7.75%, 07/17/16                      5,000,000      5,119,750
---------------------------------------------------------------
Province of Newfoundland
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                      1,000,000      1,121,990
---------------------------------------------------------------
Province of Quebec-Series A
  (Canada), Medium Term Putable
  Yankee Notes,
  5.74%, 03/02/26                      3,500,000      3,470,670
---------------------------------------------------------------
  6.29%, 03/06/26                      4,800,000      4,719,552
---------------------------------------------------------------
                                                     14,431,962
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.34%

Loral Space & Communications
  Ltd., Sr. Gtd. Sub. Notes,
  11.25%, 01/15/07(e)                  2,000,000      1,510,000
---------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Unsec. Notes, 12.00%, 11/01/08       3,375,000      3,796,875
---------------------------------------------------------------
WebLink Wireless, Inc., Sr.
  Disc. Sub. Notes, 11.25%,
  02/01/08(c)                          3,110,000      1,104,050
---------------------------------------------------------------
Worldwide Fiber Inc. (Canada),
  Sr. Notes,
  12.50%, 12/15/05                     1,430,000      1,508,650
---------------------------------------------------------------
  12.00%, 08/01/09(d)                  1,000,000      1,037,500
---------------------------------------------------------------
                                                      8,957,075
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.30%

Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07       3,500,000      3,718,750
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07              1,500,000      1,530,000
---------------------------------------------------------------
MCI Communications Corp., Sr.
  Unsec. Putable Deb., 7.13%,
  06/15/27                             5,500,000      5,526,400
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc.,
  Sr. Unsec. Notes, 11.25%,
    01/15/09                           3,500,000      3,395,000
---------------------------------------------------------------
  Notes, 12.75%, 10/15/09(d)           1,500,000      1,567,500
---------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Yankee
  Gtd. Notes, 9.88%, 11/15/09          8,000,000      7,220,000
---------------------------------------------------------------
Sprint Corp., Putable Deb.,
  9.00%, 10/15/19                      3,800,000      4,210,286
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(a)         VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)

Versatel Telecom International
  N.V. (Netherlands), Sr. Notes,
  13.25%, 05/15/08                $    1,370,000   $  1,465,900
---------------------------------------------------------------
                                                     28,633,836
---------------------------------------------------------------

TELEPHONE-4.41%

Alestra S.A. (Mexico), Sr.
  Notes, 12.63%, 05/15/09(d)           3,000,000      3,030,000
---------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Notes 7.65%, 09/15/06         2,800,000      2,791,387
---------------------------------------------------------------
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09
  (Acquired 06/30/99; Cost
  $2,982,120)(b)                       3,000,000      2,991,345
---------------------------------------------------------------
Bell Atlantic Financial
  Services, Inc.- Series REGS,
  Conv. Bonds, 4.25%, 09/15/05         3,700,000      4,653,324
---------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(c)                          4,000,000      2,157,840
---------------------------------------------------------------
Logix Communications
  Enterprises, Sr. Unsec. Notes,
  12.25%, 06/15/08                     1,000,000        782,500
---------------------------------------------------------------
SBC Communications, Inc., Deb.,
  7.38%, 07/15/43                      1,200,000      1,079,448
---------------------------------------------------------------
Telefonos de Mexico S.A.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                      3,000,000      3,911,250
---------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08              5,000,000      4,812,500
---------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes,
  10.70%, 10/01/07                     3,000,000      3,157,500
---------------------------------------------------------------
                                                     29,367,094
---------------------------------------------------------------

TRUCKERS-0.33%

Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                     2,180,000      2,180,000
---------------------------------------------------------------

TRUCKS & PARTS-0.75%

North American Van Lines, Inc.,
  Sr. Sub. Notes, 13.38%,
  12/01/09(d)                          5,000,000      5,025,000
---------------------------------------------------------------

WASTE MANAGEMENT-2.65%

Allied Waste North America Inc.,
  Sr. Sub Notes, 10.00%,
  08/01/09(d)                          4,920,000      4,403,400
---------------------------------------------------------------
Browning-Ferris Industries,
  Inc., Deb.,
  9.25%, 05/01/21                      2,570,000      2,325,850
---------------------------------------------------------------
  7.40%, 09/15/35                      1,200,000        870,000
---------------------------------------------------------------
Waste Management, Inc., Sr.
  Unsec. Notes,
  7.13%, 10/01/07                      3,710,000      3,271,997
---------------------------------------------------------------
  7.13%, 12/15/17                      1,335,000      1,046,133
---------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                           6,170,000      5,722,181
---------------------------------------------------------------
                                                     17,639,561
---------------------------------------------------------------
    Total U.S. Dollar
      Denominated Corporate
      Bonds & Notes (Cost
      $529,967,761)                                 503,342,650
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(g)         VALUE
NON-U.S. DOLLAR DENOMINATED
  CORPORATE BONDS & NOTES-18.07%

AUSTRALIA-1.05%

New South Wales Treasury
  Corp.-Series 4 (Sovereign
  Debt), Gtd. Notes, 7.00%,
  04/01/04                      AUD      6,900,000 $  4,555,259
---------------------------------------------------------------
State Bank New South
  Wales-Series E (Banks-Major
  Regional), Sr. Unsec. Gtd.
  Medium Term Notes, 8.63%,
  08/20/01                      AUD      3,600,000    2,442,289
---------------------------------------------------------------
                                                      6,997,548
---------------------------------------------------------------

CANADA-4.18%

AT&T Canada Inc. (Telephone),
  Sr. Unsec. Notes, 7.15%,
  09/23/04                      CAD    1,150,000        787,231
---------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08         CAD    2,250,000      1,493,749
---------------------------------------------------------------
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes,
  5.85%, 03/30/09 (Acquired
  3/24/99; Cost $2,149,715(b)   CAD    3,250,000      2,079,725
---------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  11.75%, 08/13/07 (Acquired
  07/31/97-11/04/97; Cost
  $4,341,891)(b)(c)    CAD             8,200,000      4,033,811
---------------------------------------------------------------
  10.40%, 05/15/08(c)           CAD    9,050,000      3,981,674
---------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsub.
  Notes, 6.50%, 12/21/04        NZD    2,150,000      1,064,578
---------------------------------------------------------------
Microcell Telecommunications
  Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(c)                   CAD    3,500,000      1,630,811
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas-
  Exploration & Production),
  Unsec. Deb., 6.60%,
  09/11/07                      CAD    4,150,000      2,721,265
---------------------------------------------------------------
Province of Ontario (Sovereign
  Debt),
  Deb. 6.25%, 01/13/04          DEM      790,000        422,570
---------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.25%, 12/03/08               NZD    2,500,000      1,140,705
---------------------------------------------------------------
Province of Quebec (Sovereign
  Debt), Unsec. Notes, 5.13%,
  01/04/09                      EUR      825,000        397,329
---------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting- Television,
  Radio & Cable), Sr. Sec.
  Second Priority Deb., 9.65%,
  01/15/14                      CAD      3,300,000    2,389,316
---------------------------------------------------------------
Teleglobe Canada Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03               CAD      5,000,000      3,547,114
---------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09                      CAD      1,750,000      1,496,224
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(g)         VALUE
CANADA-(CONTINUED)

Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost 739,416)(b)    CAD    1,000,000   $    679,166
---------------------------------------------------------------
                                                     27,865,268
---------------------------------------------------------------

CAYMAN ISLANDS-0.51%

Sutton Bridge Financial
  Ltd.-Series REGS (Power
  Producers-Independent), Gtd.
  Eurobonds, 8.63%,
  06/30/22(d)                   GBP    2,000,000      3,393,912
---------------------------------------------------------------

DENMARK-0.85%

Kingdom of Denmark (Sovereign
  Debt), Bonds, 5.00%,
  08/15/05                      DKK   42,500,000      5,672,111
---------------------------------------------------------------

GERMANY-0.49%

Landesbank Baden-Wuerttemberg
  (Banks- Major Regional), Sr.
  Unsec. Unsub. Medium Term
  Notes, 6.25%, 12/15/04        AUD    2,400,000      1,504,420
---------------------------------------------------------------
Treuhandanstalt (Sovereign
  Debt), Gtd. Notes, 6.00%,
  11/12/03          EUR                1,695,000      1,777,422
---------------------------------------------------------------
                                                      3,281,842
---------------------------------------------------------------

GREECE-0.72%

Hellenic Republic (Sovereign
  Debt), Bonds, 6.60%,
  01/15/04                      GRD 1,570,000,000     4,816,376
---------------------------------------------------------------

LUXEMBOURG-0.64%

PTC International Finance II
  S.A. (Telephone), Sr. Sub.
  Gtd. Notes, 11.25%, 12/01/09
  (Acquired 11/16/99; Cost
 $4,145,603)(b)                 EUR    4,100,000      4,250,238
---------------------------------------------------------------

NETHERLANDS-3.18%

Dresdner Finance B.V.-Series 11
  (Banks- Major Regional),
  Floating Rate Gtd. Notes,
  3.53%, 07/30/03(h)            EUR    4,700,000      4,720,405
---------------------------------------------------------------
Hypovereins Finance N.V.-Series
  E (Banks- Major Regional),
  Gtd. Medium Term Notes, 6.00%,
  03/12/07                      DEM    1,485,000        766,182
---------------------------------------------------------------
KPNQwest N.V.-Series REGS
  (Telecommunications-Long
  Distance), Sr. Unsec. Notes,
  7.13%, 06/01/09               EUR    4,325,000      4,336,995
---------------------------------------------------------------
Mannesmann Finance B.V.
  (Machinery- Diversified),
  Conv. Bonds, 1.00%,
    10/13/04                    EUR    2,000,000      2,463,286
---------------------------------------------------------------
  Gtd. Unsec. Unsub. Notes,
  4.75%, 05/27/09               EUR    1,890,000      1,677,251
---------------------------------------------------------------
SPT Telecom A.S.
  (Telecommunications-Long
  Distance), Gtd. Unsec. Unsub.
  Notes, 5.13%, 05/07/03        DEM    2,750,000      1,402,567
---------------------------------------------------------------
Tecnost International Finance
  N.V.-Series E (Telephone),
  Medium Term Gtd. Notes, 6.13%,
  07/30/09                      EUR    2,050,000      1,986,830
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(g)         VALUE
NETHERLANDS-(CONTINUED)

Tele1 Europe
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 (Acquired 12/08/99;
  Cost $3,834,750)(b)        EUR       3,750,000   $  3,811,929
---------------------------------------------------------------
                                                     21,165,445
---------------------------------------------------------------

NEW ZEALAND-1.10%

Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04     NZD       4,750,000      2,310,718
---------------------------------------------------------------
New Zealand Government-Series
  302 (Sovereign Debt), Bonds,
  10.00%, 03/15/02           NZD       4,575,000      2,551,735
---------------------------------------------------------------
  404 (Sovereign Debt), Bonds,
  8.00%, 04/15/04            NZD       4,580,000      2,472,597
---------------------------------------------------------------
                                                      7,335,050
---------------------------------------------------------------

SWEDEN-1.19%

Stadshypotek A.B.-Series 1562
  (Banks- Regional), Bonds,
  3.50%, 09/15/04 SEK                 47,000,000      4,967,578
---------------------------------------------------------------
Swedish Government-Series 1035
  (Sovereign Debt), Bonds,
  6.00%, 02/09/05            SEK      24,800,000      2,983,912
---------------------------------------------------------------
                                                      7,951,490
---------------------------------------------------------------

UNITED KINGDOM-3.80%

Airtours PLC
  (Services-Commercial &
  Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost
 $3,091,887)(b)              GBP       1,869,000      3,040,508
---------------------------------------------------------------
Jazztel PLC
  (Telecommunications-Cellular/
  Wireless), Sr. Notes, 13.25%,
  12/15/09 (Acquired 12/09/99;
  Cost $2,319,212)(b)        EUR       2,260,000      2,288,225
---------------------------------------------------------------
Lloyds Bank PLC-Series E
  (Banks-Major Regional), Medium
  Term Sub. Notes, 5.25%,
  07/14/08                   DEM       6,400,000      3,129,515
---------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series
  E (Investment
  Banking/Brokerage), Sr. Unsec.
  Unsub. Medium Term Notes,
  7.38%, 12/17/07            GBP       1,770,000      2,897,880
---------------------------------------------------------------
National Power PLC (Electric
  Companies), Sr. Unsec. Unsub.
  Bonds, 8.00%, 02/21/07     AUD       5,000,000      3,245,777
---------------------------------------------------------------
National Westminster Bank
  PLC-Series E (Banks-Money
  Center), Unsec. Unsub. Medium
  Term Bonds, 5.13%,
  06/30/11                   EUR       1,550,000      1,398,391
---------------------------------------------------------------
Scotia Holdings PLC-Series REGS
  (Health Care-Drugs-Generic &
  Other), Conv. Unsec. Unsub.
  Notes, 8.50%, 03/26/02     GBP       1,000,000      1,243,821
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(g)         VALUE
UNITED KINGDOM-(CONTINUED)

TeleWest Communications PLC
  (Broadcasting-Television,
  Radio & Cable), Sr. Unsec.
  Conv. Notes, 5.25%,
  02/19/07                      GBP    2,530,000   $  4,683,190
---------------------------------------------------------------
Union Bank of Switzerland London
  (Banks-Major Regional), Unsec.
  Sub. Notes, 8.00%, 01/08/07GBP       2,000,000      3,385,248
---------------------------------------------------------------
                                                     25,312,555
---------------------------------------------------------------

UNITED STATES OF AMERICA-0.36%

General Electric Capital
  Corp.-Series E
  (Financial-Diversified), Sr.
  Unsec. Unsub. Medium Term
  Notes, 6.00%, 07/27/01        GBP    1,500,000      2,383,794
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Corporate
      Bonds & Notes (Cost
      $125,392,735)                                 120,425,629
---------------------------------------------------------------

                                      SHARES
COMMON STOCKS & OTHER EQUITY
  INTERESTS-1.98%

BANKS (REGIONAL)-0.94%

First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(b)            3,500      3,220,000
---------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust- $3.135 Conv. Pfd                 95,000      3,045,937
---------------------------------------------------------------
                                                      6,265,937
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-0.00%

Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(b)(i)                           4,100         11,275
---------------------------------------------------------------
Wireless One, Inc.-Wts.,
  expiring 10/19/00(i)                     2,670              0
---------------------------------------------------------------
                                                         11,275
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.35%

Microsoft Corp.(j)                        20,291      2,368,974
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                     3,630          3,630
---------------------------------------------------------------

FOODS-0.13%

Ralston Purina Group.-$4.34
  Conv. Pfd.                              23,000        840,937
---------------------------------------------------------------

IRON & STEEL-0.00%

Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                     1,650             17
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.44%

Cendant Corp.-$3.75 Conv. PRIDES          78,000      2,915,250
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.04%

Clearnet Communications
  Inc.-Class A-ADR (Canada)(j)             5,874   $    201,919
---------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                  2,059         50,059
---------------------------------------------------------------
                                                        251,978
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.08%

Versatel Telecom International
  N.V.-Wts. (Netherlands),
  expiring 05/15/08 (Acquired
  05/20/98; Cost $0)(b)(i)                 1,370        548,343
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $12,869,080)                                   13,206,341
---------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT
U.S. TREASURY SECURITIES-1.52%

U.S. TREASURY NOTES-1.52%

  5.50%, 08/31/01                 $    5,000,000      4,944,400
---------------------------------------------------------------
  7.25%, 08/15/04                      5,000,000      5,157,000
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $10,165,234)                                   10,101,400
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
MONEY MARKET FUNDS-1.01%

STIC Liquid Assets Portfolio(k)        3,358,998   $  3,358,998
---------------------------------------------------------------
STIC Prime Portfolio(k)                3,358,998      3,358,998
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $6,717,996)                               6,717,996
---------------------------------------------------------------
TOTAL INVESTMENTS-98.12% (Cost
  $685,112,806)                                     653,794,016
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.88%                                  12,535,304
---------------------------------------------------------------
NET ASSETS-100.00%                                 $666,329,320
===============================================================

Abbreviations:

ADR     - America Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Deb.    - Debentures
DEM     - German Deutsche Mark
Disc.   - Discounted
DKK     - Danish Krone
EUR     - Euro
GBP     - British Pound Sterling
GRD     - Greek Drachma
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redeemable Increased Dividend Equity Security
REIT    - Real Estate Investment Trusts
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 12/31/99 was $56,480,633 which represents 8.48% of the Fund's net assets.
(c) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e) Consists of more than one class of securities traded together as a unit. In addition to the debt obligations listed, each unit contains warrants that enable the holder to purchase common stock in the issuer at a predetermined price per share of common stock.
(f) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(g) Foreign denominated security. Par value and coupon rate are denominated in currency indicated.
(h) The coupon rate shown on floating rate note represents rate at the period end.
(i) Non-income producing security.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments, at market value (cost
  $685,112,806)                              $653,794,016
---------------------------------------------------------
Receivables for:
  Investments sold                              2,276,457
---------------------------------------------------------
  Foreign currency contracts closed                73,961
---------------------------------------------------------
  Fund shares sold                              1,531,743
---------------------------------------------------------
  Interest and dividends                       13,711,495
---------------------------------------------------------
  Foreign currency contracts outstanding          428,336
---------------------------------------------------------
Investment for deferred compensation plan          77,326
---------------------------------------------------------
Other assets                                       33,285
---------------------------------------------------------
    Total assets                              671,926,619
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,067,402
---------------------------------------------------------
  Fund shares reacquired                        1,966,181
---------------------------------------------------------
  Dividends                                       746,263
---------------------------------------------------------
  Deferred compensation plan                       77,326
---------------------------------------------------------
  Foreign currency contracts closed                10,560
---------------------------------------------------------
  Foreign currency contracts outstanding           79,121
---------------------------------------------------------
  Amount due to Custodian                         686,784
---------------------------------------------------------
Accrued advisory fees                             237,999
---------------------------------------------------------
Accrued distribution fees                         570,288
---------------------------------------------------------
Accrued transfer agent fees                        56,990
---------------------------------------------------------
Accrued operating expenses                         98,385
---------------------------------------------------------
    Total liabilities                           5,597,299
---------------------------------------------------------
Net assets applicable to shares outstanding  $666,329,320
=========================================================

NET ASSETS:

Class A                                      $393,414,414
=========================================================
Class B                                      $244,713,091
=========================================================
Class C                                      $ 28,201,815
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        51,834,716
=========================================================
Class B                                        32,269,196
=========================================================
Class C                                         3,725,195
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $       7.59
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.59 divided
       by 95.25%)                            $       7.97
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $       7.58
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $       7.57
=========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Interest                                     $ 52,455,832
---------------------------------------------------------
Dividends (net of $1,419 foreign
  withholding tax)                              1,024,078
---------------------------------------------------------
    Total investment income                    53,479,910
---------------------------------------------------------

EXPENSES:

Advisory fees                                   2,785,338
---------------------------------------------------------
Administrative services fees                      111,839
---------------------------------------------------------
Custodian fees                                    102,279
---------------------------------------------------------
Trustees' fees                                     10,727
---------------------------------------------------------
Distribution fees -- Class A                    1,006,620
---------------------------------------------------------
Distribution fees -- Class B                    2,401,345
---------------------------------------------------------
Distribution fees -- Class C                      244,571
---------------------------------------------------------
Transfer agent fees -- Class A                    649,179
---------------------------------------------------------
Transfer agent fees -- Class B                    405,725
---------------------------------------------------------
Transfer agent fees -- Class C                     41,321
---------------------------------------------------------
Other                                             306,728
---------------------------------------------------------
    Total expenses                              8,065,672
---------------------------------------------------------
Less: Expenses paid indirectly                    (12,978)
---------------------------------------------------------
    Net expenses                                8,052,694
---------------------------------------------------------
Net investment income                          45,427,216
=========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       (21,513,111)
---------------------------------------------------------
  Foreign currencies                             (246,991)
---------------------------------------------------------
  Foreign currency contracts                    1,947,070
---------------------------------------------------------
  Futures contracts                               (76,650)
---------------------------------------------------------
                                              (19,889,682)
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (47,772,599)
---------------------------------------------------------
  Foreign currencies                               (1,694)
---------------------------------------------------------
  Foreign currency contracts                      (36,322)
---------------------------------------------------------
                                              (47,810,615)
---------------------------------------------------------
  Net gain (loss) from investment
    securities, foreign currencies, foreign
    currency contracts and futures
    contracts                                 (67,700,297)
---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(22,273,081)
=========================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 and 1998

                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 45,427,216    $ 35,484,095
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                          (19,889,682)     (2,670,536)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                         (47,810,615)     (8,393,729)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                               (22,273,081)     24,419,830
------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                      (27,905,932)    (24,056,371)
------------------------------------------------------------------------------------------
  Class B                                                      (14,665,005)     (9,376,348)
------------------------------------------------------------------------------------------
  Class C                                                       (1,497,538)       (561,222)
------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                               --      (2,510,957)
------------------------------------------------------------------------------------------
  Class B                                                               --      (1,354,867)
------------------------------------------------------------------------------------------
  Class C                                                               --        (120,997)
------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       33,756,872      67,975,662
------------------------------------------------------------------------------------------
  Class B                                                       49,567,754      97,469,590
------------------------------------------------------------------------------------------
  Class C                                                       11,280,738      17,151,361
------------------------------------------------------------------------------------------
    Net increase in net assets                                  28,263,808     169,035,681
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          638,065,512     469,029,831
------------------------------------------------------------------------------------------
  End of period                                               $666,329,320    $638,065,512
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $719,086,161    $624,536,057
------------------------------------------------------------------------------------------
  Undistributed net investment income                           (1,347,825)         68,804
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                            (20,443,436)     (3,384,384)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                  (30,965,580)     16,845,035
------------------------------------------------------------------------------------------
                                                              $666,329,320    $638,065,512
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing primarily in fixed-rate corporate debt and U.S. Government obligations.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").

   Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
   On December 31, 1999, undistributed net investment income was decreased by $2,775,370, undistributed net realized gains increased by $2,830,630 and paid-in capital decreased by $55,260 as a result of differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $15,159,499 as of December 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into

   U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
    Outstanding foreign currency contracts at December 31, 1999 were as follows:

                                              CONTRACT TO                          UNREALIZED
           SETTLEMENT                   ------------------------                  APPRECIATION
              DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
      ---------------------  --------   ----------   -----------   -----------   --------------
      01/24/00                 SEK      66,000,000   $ 8,134,891   $ 7,768,745      $366,146
      ---------------------  --------   ----------   -----------   -----------   --------------
      02/04/00                 CAD       1,500,000     1,023,053     1,040,168       (17,115)
      ---------------------  --------   ----------   -----------   -----------   --------------
      02/28/00                 EUR       1,000,000     1,038,500     1,011,046        27,454
      ---------------------  --------   ----------   -----------   -----------   --------------
      02/28/00                 GBP       4,500,000     7,301,250     7,266,514        34,736
      ---------------------  --------   ----------   -----------   -----------   --------------
      02/28/00                 NZD       5,500,000     2,814,460     2,876,466       (62,006)
      ---------------------  --------   ----------   -----------   -----------   --------------
                                        78,500,000   $20,312,154   $19,962,939      $349,215
      =====================  ========   ==========   ===========   ===========   ==============

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
I. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $111,839 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $668,106 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,006,620, $2,401,345 and $244,571, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $358,051 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $48,455 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $4,426 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $7,504 and $5,474, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $12,978 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $602,560,607 and $501,931,451, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $  8,639,591
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (40,003,123)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                   $(31,363,532)
=========================================================

Cost of investments for tax purposes is $685,157,548.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                      19,309,632   $ 154,855,498    18,358,462   $ 156,866,536
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      14,308,868     114,665,985    15,156,529     128,945,810
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,744,473      21,843,332     2,530,069      21,507,916
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       2,892,178      22,930,219     2,575,274      21,978,433
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,404,212      11,107,962       956,975       8,134,643
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         150,804       1,188,183        65,508         553,356
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (18,052,165)   (144,028,845)  (12,996,807)   (110,869,307)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (9,612,004)    (76,206,193)   (4,664,899)    (39,610,863)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,483,247)    (11,750,777)     (581,112)     (4,909,911)
-----------------------------------------------------------------------------------------------------------------------
                                                               11,662,751   $  94,605,364    21,399,999   $ 182,596,613
=======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999; and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                     CLASS A
                                                               ----------------------------------------------------
                                                                 1999       1998       1997       1996       1995
                                                               --------   --------   --------   --------   --------
Net asset value, beginning of period                           $   8.38   $   8.57   $   8.24   $   8.17   $   7.20
------------------------------------------------------------   --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                                             0.57       0.57       0.55       0.57       0.58
------------------------------------------------------------   --------   --------   --------   --------   --------
 Net gains (losses) on securities (both realized and
   unrealized)                                                    (0.81)     (0.16)      0.39       0.09       1.00
------------------------------------------------------------   --------   --------   --------   --------   --------
   Total from investment operations                               (0.24)      0.41       0.94       0.66       1.58
------------------------------------------------------------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income                             (0.55)     (0.55)     (0.52)     (0.59)     (0.61)
------------------------------------------------------------   --------   --------   --------   --------   --------
 Distributions from net realized gains                               --      (0.05)     (0.09)        --         --
------------------------------------------------------------   --------   --------   --------   --------   --------
   Total distributions                                            (0.55)     (0.60)     (0.61)     (0.59)     (0.61)
------------------------------------------------------------   --------   --------   --------   --------   --------
Net asset value, end of period                                 $   7.59   $   8.38   $   8.57   $   8.24   $   8.17
============================================================   ========   ========   ========   ========   ========
Total return(a)                                                   (2.92)%     4.94%     11.92%      8.58%     22.77%
============================================================   ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $393,414   $399,701   $340,608   $286,183   $251,280
============================================================   ========   ========   ========   ========   ========
Ratio of expenses to average net assets                            0.91%(b)   0.91%      0.94%      0.98%      0.98%
============================================================   ========   ========   ========   ========   ========
Ratio of net investment income to average net assets               7.11%(b)   6.69%      6.55%      7.13%      7.52%
============================================================   ========   ========   ========   ========   ========
Portfolio turnover rate                                              78%        41%        54%        80%       227%
============================================================   ========   ========   ========   ========   ========

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $402,647,801.

                                                                   CLASS B                                    CLASS C
                                              ---------------------------------------------------   ---------------------------
                                                1999        1998       1997      1996      1995      1999      1998      1997
                                              --------    --------   --------   -------   -------   -------   -------   -------
Net asset value, beginning of period          $   8.37    $   8.55   $   8.23   $  8.15   $  7.18   $  8.36   $  8.54   $  8.38
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
Income from investment operations:
 Net investment income                            0.50        0.50       0.48      0.50      0.53      0.50      0.50      0.19
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
 Net gains (losses) on securities (both
   realized and unrealized)                      (0.80)      (0.15)      0.38      0.11      0.98     (0.80)    (0.15)     0.22
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
   Total from investment operations              (0.30)       0.35       0.86      0.61      1.51     (0.30)     0.35      0.41
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
Less distributions:
 Dividends from net investment income            (0.49)      (0.48)     (0.45)    (0.53)    (0.54)    (0.49)    (0.48)    (0.16)
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
 Distributions from net realized gains              --       (0.05)     (0.09)       --        --        --     (0.05)    (0.09)
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
   Total distributions                           (0.49)      (0.53)     (0.54)    (0.53)    (0.54)    (0.49)    (0.53)    (0.25)
--------------------------------------------- --------    --------   --------   -------   -------   -------   -------   -------
Net asset value, end of period                $   7.58    $   8.37   $   8.55   $  8.23   $  8.15   $  7.57   $  8.36   $  8.54
============================================= ========    ========   ========   =======   =======   =======   =======   =======
Total return(a)                                  (3.72)%      4.20%     10.89%     7.87%    21.72%    (3.71)%    4.21%     4.96%
============================================= ========    ========   ========   =======   =======   =======   =======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $244,713    $219,033   $125,871   $85,343   $44,304   $28,202   $19,332   $ 2,552
============================================= ========    ========   ========   =======   =======   =======   =======   =======
Ratio of expenses to average net assets           1.66%(b)    1.66%      1.69%     1.80%     1.79%     1.66%(b)  1.66%     1.69%(c)
============================================= ========    ========   ========   =======   =======   =======   =======   =======
Ratio of net investment income to average net
 assets                                           6.36%(b)    5.94%      5.80%     6.30%     6.71%     6.36%(b)  5.94%     5.80%(c)
============================================= ========    ========   ========   =======   =======   =======   =======   =======
Portfolio turnover rate                             78%         41%        54%       80%      227%       78%       41%       54%
============================================= ========    ========   ========   =======   =======   =======   =======   =======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $240,134,478 and $24,457,067 for Class B and Class C, respectively.
(c) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Intermediate Government Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

December 31, 1999

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. GOVERNMENT AGENCY
  SECURITIES-61.87%

FEDERAL FARM CREDIT BANK-0.96%

Debentures
  6.15%, 09/01/00                  $    700,000   $    700,140
--------------------------------------------------------------
  6.22%, 06/17/08                     4,500,000      4,163,625
--------------------------------------------------------------
                                                     4,863,765
--------------------------------------------------------------

FEDERAL HOME LOAN BANK-1.36%

Debentures
  7.31%, 07/06/01                     4,000,000      4,047,920
--------------------------------------------------------------
  7.36%, 07/01/04                     2,800,000      2,852,332
--------------------------------------------------------------
                                                     6,900,252
--------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-13.45%

Debentures
  6.745%, 08/01/01                   10,000,000     10,033,900
--------------------------------------------------------------
  6.45%, 04/29/09                    10,000,000      9,360,500
--------------------------------------------------------------
Pass Through Certificates
  12.00%, 04/01/00 to 02/01/13           15,475         17,586
--------------------------------------------------------------
  6.50%, 07/01/01 to 01/01/28         6,960,616      6,668,918
--------------------------------------------------------------
  9.00%, 12/01/05 to 04/01/25         3,378,074      3,536,455
--------------------------------------------------------------
  8.00%, 07/01/06 to 10/01/10           270,236        275,839
--------------------------------------------------------------
  8.50%, 07/01/07 to 12/01/26        11,651,571     12,059,727
--------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21        1,216,474      1,330,883
--------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11           993,920        987,302
--------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20        7,508,485      8,109,817
--------------------------------------------------------------
  6.00%, 12/01/13                     9,058,069      8,613,680
--------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25         6,658,156      7,151,681
--------------------------------------------------------------
                                                    68,146,288
--------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
("FNMA")-33.10%

Debentures
  8.25%, 12/18/00                     5,000,000      5,086,400
--------------------------------------------------------------
  7.50%, 02/11/02                     9,000,000      9,154,350
--------------------------------------------------------------
  6.80%, 01/10/03                     5,000,000      5,003,150
--------------------------------------------------------------
  8.50%, 02/01/05                     4,500,000      4,508,865
--------------------------------------------------------------
  5.875%, 02/02/06                    8,000,000      7,562,080
--------------------------------------------------------------
Medium Term Notes
  6.33%, 08/11/00                     5,000,000      5,006,350
--------------------------------------------------------------
  6.625%, 05/21/01                    5,250,000      5,260,763
--------------------------------------------------------------
  6.69%, 08/07/01                     3,500,000      3,511,550
--------------------------------------------------------------
  6.40%, 09/27/05                     4,610,000      4,497,332
--------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                      AMOUNT         VALUE
Pass Through Certificates
  8.50%, 01/01/07 to 11/01/26      $ 54,233,551   $ 55,639,934
--------------------------------------------------------------
  6.00%, 01/01/09 to 04/01/24        21,008,452     19,976,083
--------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27        14,116,651     14,161,231
--------------------------------------------------------------
  7.00%, 05/01/11 to 10/01/12         6,949,305      6,898,643
--------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/28         7,752,270      7,527,248
--------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22         1,351,170      1,438,846
--------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21        6,536,702      7,170,433
--------------------------------------------------------------
  8.00%, 04/01/25 to 07/01/26         5,310,416      5,374,328
--------------------------------------------------------------
                                                   167,777,586
--------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-13.00%

Pass Through Certificates
  6.00%, 10/15/08 to 11/15/08           441,623        422,162
--------------------------------------------------------------
  6.50%, 10/15/08                       401,290        392,634
--------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28        15,943,777     15,456,239
--------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21         1,041,608      1,104,058
--------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23         3,870,767      4,133,332
--------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24        8,170,457      8,894,475
--------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15           75,512         83,282
--------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15          242,152        283,018
--------------------------------------------------------------
  12.50%, 11/15/10                       95,001        109,370
--------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15          223,307        257,840
--------------------------------------------------------------
  12.00%, 01/15/13 to 07/15/15          379,120        428,437
--------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16           81,861         89,404
--------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27        27,571,100     28,011,192
--------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28         6,248,090      6,196,000
--------------------------------------------------------------
                                                    65,861,443
--------------------------------------------------------------
    Total U.S. Government Agency Securities
      (Cost $321,634,272)                          313,549,334
--------------------------------------------------------------

U.S. TREASURY SECURITIES-29.56%

U.S. TREASURY BONDS-7.32%
  7.50%, 11/15/16                     5,500,000      5,879,225
--------------------------------------------------------------
  7.25%, 08/15/22                     1,100,000      1,158,872
--------------------------------------------------------------
  6.125%, 08/15/29(a)                31,500,000     30,038,085
--------------------------------------------------------------
                                                    37,076,182
--------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT         VALUE
U.S. TREASURY NOTES-20.77%

  6.625%, 07/31/01                 $ 25,000,000   $ 25,160,000
--------------------------------------------------------------
  6.375%, 08/15/02                   25,000,000     25,038,250
--------------------------------------------------------------
  6.00%, 08/15/04 to 08/15/09        35,000,000     34,226,850
--------------------------------------------------------------
  7.50%, 02/15/05                    20,000,000     20,860,600
--------------------------------------------------------------
                                                   105,285,700
--------------------------------------------------------------
U.S. TREASURY STRIPS-1.47%(B)

  6.605%, 05/15/06                    8,000,000      5,272,400
--------------------------------------------------------------
  6.775%, 11/15/18                    7,750,000      2,152,408
--------------------------------------------------------------
                                                     7,424,808
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $153,089,107)                          149,786,690
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
MONEY MARKET FUNDS-20.99%

STIT Government & Agency
  Portfolio (Cost
  $106,386,819)(c)                  106,386,819   $106,386,819
--------------------------------------------------------------
TOTAL INVESTMENTS-112.42%
  (Cost $581,110,198)                              569,722,843
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(12.42%)                                  (62,923,368)
--------------------------------------------------------------
NET ASSETS-100.00%                                $506,799,475
==============================================================

Abbreviations:

STRIPS - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Principal amount has been deposited in escrow with custodian as collateral for reverse repurchase agreements outstanding at 12/31/99.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments at market value
  (cost $581,110,198)                        $569,722,843
---------------------------------------------------------
Receivables for:
  Investments sold                             75,753,906
---------------------------------------------------------
  Fund shares sold                              1,257,172
---------------------------------------------------------
  Interest                                      7,591,996
---------------------------------------------------------
  Principal paydowns                              199,003
---------------------------------------------------------
Investment for deferred compensation plan          42,785
---------------------------------------------------------
Other assets                                       51,430
---------------------------------------------------------
    Total assets                              654,619,135
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased (on when issued or
    delayed delivery basis)                    76,453,125
---------------------------------------------------------
  Fund shares reacquired                        3,009,900
---------------------------------------------------------
  Dividends                                       799,791
---------------------------------------------------------
  Reverse repurchase agreements (note 5)       66,632,500
---------------------------------------------------------
  Interest expense (note 5)                        13,926
---------------------------------------------------------
  Deferred compensation plan                       42,785
---------------------------------------------------------
  Dollar roll fees                                 79,814
---------------------------------------------------------
Accrued advisory fees                             191,893
---------------------------------------------------------
Accrued administrative services fees               10,272
---------------------------------------------------------
Accrued distribution fees                         493,144
---------------------------------------------------------
Accrued transfer agent fees                        36,662
---------------------------------------------------------
Accrued operating expenses                         55,848
---------------------------------------------------------
    Total liabilities                         147,819,660
---------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                                $506,799,475
=========================================================


NET ASSETS:

Class A                                      $238,956,779
=========================================================
Class B                                      $228,831,672
=========================================================
Class C                                      $ 39,011,024
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        27,152,824
=========================================================
Class B                                        25,957,333
=========================================================
Class C                                         4,438,768
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $       8.80
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.80
       divided by  95.25%)                   $       9.24
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $       8.82
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $       8.79
=========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Interest                                     $ 39,664,653
---------------------------------------------------------
Dividends                                       1,139,420
---------------------------------------------------------
    Total investment income                    40,804,073
---------------------------------------------------------

EXPENSES:

Advisory fees                                   2,310,621
---------------------------------------------------------
Administrative services fees                       97,900
---------------------------------------------------------
Custodian fees                                     68,252
---------------------------------------------------------
Distribution fees - Class A                       622,422
---------------------------------------------------------
Distribution fees - Class B                     2,414,889
---------------------------------------------------------
Distribution fees - Class C                       411,484
---------------------------------------------------------
Interest (Note 5)                                 984,822
---------------------------------------------------------
Transfer agent fees - Class A                     318,908
---------------------------------------------------------
Transfer agent fees - Class B                     341,419
---------------------------------------------------------
Transfer agent fees - Class C                      59,001
---------------------------------------------------------
Trustees' fees                                     10,971
---------------------------------------------------------
Other                                             255,687
---------------------------------------------------------
    Total expenses                              7,896,376
---------------------------------------------------------
Less: Expenses paid indirectly                     (6,776)
---------------------------------------------------------
    Net expenses                                7,889,600
---------------------------------------------------------
Net investment income                          32,914,473
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                  (27,037,801)
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities     (17,820,871)
---------------------------------------------------------
  Net gain (loss) on investment securities    (44,858,672)
---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(11,944,199)
=========================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 and 1998

                                                                  1999              1998
                                                              ------------      ------------
OPERATIONS:

  Net investment income                                       $ 32,914,473      $ 21,481,081
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (27,037,801)        6,570,449
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (17,820,871)       (2,570,929)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                               (11,944,199)       25,480,601
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                      (16,289,770)      (12,395,672)
--------------------------------------------------------------------------------------------
  Class B                                                      (13,961,515)       (7,690,274)
--------------------------------------------------------------------------------------------
  Class C                                                       (2,201,216)       (1,395,135)
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:

  Class A                                                               --          (247,750)
--------------------------------------------------------------------------------------------
  Class B                                                               --          (176,643)
--------------------------------------------------------------------------------------------
  Class C                                                               --           (32,108)
--------------------------------------------------------------------------------------------

RETURN OF CAPITAL:

  Class A                                                         (133,023)               --
--------------------------------------------------------------------------------------------
  Class B                                                         (129,047)               --
--------------------------------------------------------------------------------------------
  Class C                                                          (21,986)               --
--------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Class A                                                       14,339,321        76,269,628
--------------------------------------------------------------------------------------------
  Class B                                                       11,152,000       147,670,216
--------------------------------------------------------------------------------------------
  Class C                                                        4,431,396        35,531,445
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (14,758,039)      263,014,308
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          521,557,514       258,543,206
--------------------------------------------------------------------------------------------
  End of period                                               $506,799,475      $521,557,514
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $553,973,791      $524,340,223
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (52,483)          (42,488)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (35,734,478)       (9,173,737)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (11,387,355)        6,433,516
--------------------------------------------------------------------------------------------
                                                              $506,799,475      $521,557,514
============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing primarily in debt securities issued, guaranteed or otherwise backed by the U.S. Government.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
      Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was decreased by $187,911, undistributed net realized gains increased by $477,060 and paid-in capital decreased by $289,149 as a result of differing book/tax treatment of paydowns and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $33,920,463 as of December 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.

E. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $97,900 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $398,305 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $622,422, $2,414,889 and $411,484, respectively, as compensation under the Plans. AIM Distributors received commissions of $297,352 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $171,470 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. During the year ended December 31, 1999, the Fund paid legal fees of $4,381 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $6,004 and $772, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $6,776 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of proceeds of the transaction is greater than the interest expense of the transaction. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the year ended December 31, 1999 was $68,903,125, while borrowings averaged $29,142,158 per day with a weighted average interest rate of 3.38%.

    The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $739,215,875 and $689,864,111, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                                       $  1,097,791
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                         (12,634,599)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                                    $(11,536,808)
==========================================================================

Cost of investments for tax purposes is $581,259,651.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                      43,994,368   $ 405,966,986    29,655,462   $ 283,586,927
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      24,981,699     228,902,826    27,535,042     264,070,374
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,401,944      40,514,763     6,742,689      63,813,508
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       1,422,251      12,951,091     1,069,069      10,191,327
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,015,685       9,277,928       568,105       5,430,298
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         193,191       1,758,352       143,118       1,253,716
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (43,911,017)   (404,578,756)  (22,783,533)   (217,508,626)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (24,856,772)   (227,028,754)  (12,722,862)   (121,830,456)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,134,353)    (37,841,719)   (3,103,831)    (29,535,779)
-----------------------------------------------------------------------------------------------------------------------
                                                                3,106,996   $  29,922,717    27,103,259   $ 259,471,289
=======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999 and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                1999         1998         1997         1996        1995
                                                              --------     --------     --------     --------    --------
Net asset value, beginning of period                          $   9.58     $   9.46     $   9.28     $   9.70    $   8.99
------------------------------------------------------------  --------     --------     --------     --------    --------
Income from investment operations:
  Net investment income                                           0.60         0.62         0.63         0.63        0.69
------------------------------------------------------------  --------     --------     --------     --------    --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.78)        0.13         0.18        (0.42)       0.73
------------------------------------------------------------  --------     --------     --------     --------    --------
    Total from investment operations                             (0.18)        0.75         0.81         0.21        1.42
------------------------------------------------------------  --------     --------     --------     --------    --------
Less distributions:
  Dividends from net investment income                           (0.60)       (0.63)       (0.61)       (0.59)      (0.67)
------------------------------------------------------------  --------     --------     --------     --------    --------
  Return of capital                                                 --           --        (0.02)       (0.04)      (0.04)
------------------------------------------------------------  --------     --------     --------     --------    --------
    Total distributions                                          (0.60)       (0.63)       (0.63)       (0.63)      (0.71)
------------------------------------------------------------  --------     --------     --------     --------    --------
Net asset value, end of period                                $   8.80     $   9.58     $   9.46     $   9.28    $   9.70
============================================================  ========     ========     ========     ========    ========
Total return(a)                                                  (1.87)%       8.17%        9.07%        2.35%      16.28%
============================================================  ========     ========     ========     ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $238,957     $245,613     $167,427     $174,344    $176,318
============================================================  ========     ========     ========     ========    ========
Ratio of expenses to average net assets including interest
  expense                                                         1.08%(b)     1.20%        1.11%        1.08%       1.19%
============================================================  ========     ========     ========     ========    ========
Ratio of expenses to average net assets exclusive of
  interest expense                                                0.89%(b)     0.96%        1.00%        1.00%       1.08%
============================================================  ========     ========     ========     ========    ========
Ratio of interest expense to average net assets                   0.19%(b)     0.24%        0.11%        0.08%       0.11%
============================================================  ========     ========     ========     ========    ========
Ratio of net investment income to average net assets              6.60%(b)     6.43%        6.77%        6.76%       7.36%
============================================================  ========     ========     ========     ========    ========
Portfolio turnover rate                                            141%         147%          99%         134%        140%
============================================================  ========     ========     ========     ========    ========


(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $248,968,723.

                                                                 CLASS B                                      CLASS C
                                          -----------------------------------------------------    -----------------------------
                                            1999        1998       1997       1996       1995       1999       1998       1997
                                          --------    --------    -------    -------    -------    -------    -------    -------
Net asset value, beginning of period      $   9.59    $   9.46    $  9.28    $  9.69    $  8.99    $  9.56    $  9.44    $  9.33
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income                       0.53        0.55       0.56       0.55       0.63       0.53       0.56       0.24
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
  Net gains (losses) on securities (both
    realized and unrealized)                 (0.77)       0.13       0.17      (0.41)      0.70      (0.77)      0.11       0.10
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
    Total from investment operations         (0.24)       0.68       0.73       0.14       1.33      (0.24)      0.67       0.34
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
Less distributions:
  Dividends from net investment income       (0.53)      (0.55)     (0.53)     (0.51)     (0.59)     (0.53)     (0.55)     (0.22)
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
  Return of capital                             --          --      (0.02)     (0.04)     (0.04)        --         --      (0.01)
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
    Total distributions                      (0.53)      (0.55)     (0.55)     (0.55)     (0.63)     (0.53)     (0.55)     (0.23)
----------------------------------------  --------    --------    -------    -------    -------    -------    -------    -------
Net asset value, end of period            $   8.82    $   9.59    $  9.46    $  9.28    $  9.69    $  8.79    $  9.56    $  9.44
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Total return(a)                              (2.56)%      7.40%      8.16%      1.61%     15.22%     (2.57)%     7.31%      3.64%
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $228,832    $237,919    $89,265    $79,443    $61,300    $39,011    $38,026    $ 1,851
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Ratio of expenses to average net assets
  including interest expense                  1.85%(b)    1.96%      1.87%      1.84%      1.97%      1.85%(b)   1.96%      1.87%(c)
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Ratio of expenses to average net assets
  exclusive of interest expense               1.66%(b)    1.72%      1.76%      1.76%      1.86%      1.66%(b)   1.72%      1.76%(c)
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Ratio of interest expense to average net
  assets                                      0.19%(b)    0.24%      0.11%      0.08%      0.11%      0.19%(b)   0.24%      0.11%(c)
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Ratio of net investment income to
  average net assets                          5.83%(b)    5.68%      6.01%      6.00%      6.58%      5.83%(b)   5.68%      6.01%(c)
========================================  ========    ========    =======    =======    =======    =======    =======    =======
Portfolio turnover rate                        141%        147%        99%       134%       140%       141%       147%        99%
========================================  ========    ========    =======    =======    =======    =======    =======    =======


(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $241,488,881 and $41,148,444 for Class B and Class C, respectively.
(c) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Trustees and Shareholders of AIM Investment Securities Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       September 3, 1999
                       Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 1999

                                                                               PRINCIPAL
                                                                                AMOUNT             MARKET
                                                              MATURITY           (000)             VALUE
                                                              --------         ---------        ------------
U.S. TREASURY SECURITIES

U.S. TREASURY NOTES-100.19%

5.125%                                                         8/31/00         $ 34,330         $ 34,238,339
------------------------------------------------------------------------------------------------------------
4.50%                                                          9/30/00           34,000           33,648,440
------------------------------------------------------------------------------------------------------------
4.00%                                                         10/31/00           34,060           33,472,806
------------------------------------------------------------------------------------------------------------
4.625%                                                        11/30/00           34,100           33,734,789
------------------------------------------------------------------------------------------------------------
4.625%                                                        12/31/00           35,100           34,681,959
------------------------------------------------------------------------------------------------------------
4.50%                                                          1/31/01           34,100           33,607,255
------------------------------------------------------------------------------------------------------------
5.00%                                                          2/28/01           34,500           34,222,965
------------------------------------------------------------------------------------------------------------
4.875%                                                         3/31/01           34,000           33,625,660
------------------------------------------------------------------------------------------------------------
5.00%                                                          4/30/01           34,200           33,877,836
------------------------------------------------------------------------------------------------------------
5.25%                                                          5/31/01           34,240           34,031,136
------------------------------------------------------------------------------------------------------------
5.75%                                                          6/30/01           34,090           34,160,907
------------------------------------------------------------------------------------------------------------
5.50%                                                          7/31/01           34,700           34,623,660
============================================================================================================
         TOTAL U.S. TREASURY SECURITIES (COST $410,249,128)                                      407,925,752
============================================================================================================
TOTAL INVESTMENTS-100.19%                                                                        407,925,752
============================================================================================================
LIABILITIES LESS OTHER ASSETS-(0.19%)                                                               (777,262)
============================================================================================================
NET ASSETS-100.00%                                                                              $407,148,490
============================================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1999

ASSETS:

Investments, at market value (cost
  $410,249,128)                            $407,925,752
-------------------------------------------------------
Cash                                          2,864,297
-------------------------------------------------------
Receivables for:
  Investments sold                           34,703,269
-------------------------------------------------------
  Fund shares sold                            3,745,894
-------------------------------------------------------
  Interest                                    4,198,519
-------------------------------------------------------
Investment in deferred compensation plan         30,068
-------------------------------------------------------
Other assets                                     54,032
-------------------------------------------------------
    Total assets                            453,521,831
-------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                      34,638,671
-------------------------------------------------------
  Fund shares reacquired                     10,858,373
-------------------------------------------------------
  Dividends                                     495,043
-------------------------------------------------------
  Deferred compensation                          30,068
-------------------------------------------------------
Accrued advisory fees                            71,337
-------------------------------------------------------
Accrued distribution fees                        74,125
-------------------------------------------------------
Accrued transfer agent fees                      52,749
-------------------------------------------------------
Accrued operating expenses                      152,975
-------------------------------------------------------
    Total liabilities                        46,373,341
-------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                              $407,148,490
=======================================================

NET ASSETS:

Class A                                    $390,017,633
=======================================================
Institutional Class                        $ 17,130,857
-------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                      38,882,645
=======================================================
Institutional Class                           1,707,856
-------------------------------------------------------
Class A:
  Net asset value and redemption price
    per share                              $      10.03
-------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.03 / 99.00%)   $      10.13
-------------------------------------------------------
Institutional Class:
  Net asset value, redemption price and
    offering price per share               $      10.03
=======================================================

STATEMENT OF OPERATIONS

For the year ended July 31, 1999

INVESTMENT INCOME:

Interest                                    $21,893,952
-------------------------------------------------------

EXPENSES:

Advisory fees                                   850,738
-------------------------------------------------------
Administrative services fees                     70,069
-------------------------------------------------------
Transfer agent fees-Class A                     474,047
-------------------------------------------------------
Transfer agent fees-Institutional Class           3,113
-------------------------------------------------------
Distribution fees-Class A (See Note 2)          591,643
-------------------------------------------------------
Other                                           229,521
-------------------------------------------------------
    Total expenses                            2,219,131
-------------------------------------------------------
Less: Expenses paid indirectly                   (4,605)
-------------------------------------------------------
    Net expenses                              2,214,526
-------------------------------------------------------
Net investment income                        19,679,426
-------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment
  securities                                  1,359,439
-------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities    (3,023,894)
-------------------------------------------------------
      Net gain (loss) from investment
         securities                          (1,664,455)
-------------------------------------------------------
Net increase in net assets resulting from
  operations                                $18,014,971
=======================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended July 31, 1999 and 1998

                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 19,679,426    $ 22,758,619
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   1,359,439       1,855,056
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (3,023,894)     (1,793,413)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        18,014,971      22,820,262
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                      (18,245,067)    (20,003,878)
------------------------------------------------------------------------------------------
  Institutional Class                                           (1,523,201)     (2,754,741)
------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Class A                                                       46,655,684     (44,498,315)
------------------------------------------------------------------------------------------
  Institutional Class                                          (33,718,444)      1,723,996
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       11,183,943     (42,712,676)
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          395,964,547     438,677,223
------------------------------------------------------------------------------------------
  End of period                                               $407,148,490    $395,964,547
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $413,559,490    $400,652,004
------------------------------------------------------------------------------------------
  Undistributed net investment income                               29,754          88,842
------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                  (4,117,378)     (5,476,817)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (2,323,376)        700,518
------------------------------------------------------------------------------------------
                                                              $407,148,490    $395,964,547
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate series portfolios. The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. The Fund currently offers two different classes of shares: the Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Realized gains and losses from securities transactions are recorded on the identified cost basis. On July 31, 1999, undistributed net investment income was increased by $29,754 and paid-in-capital decreased by $29,754 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $2,924,409, which expires, if not previously utilized, through the year 2005.
E. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended July 31, 1999, the Fund paid AIM $70,069 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 1999, the Fund paid AFS $206,185 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Class A shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average daily net assets attributable to the Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The

Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the year ended July 31, 1999, the Fund paid AIM Distributors $591,643 as compensation under the Plan.
  AIM Distributors received commissions of $75,023 during the year ended July 31, 1999 from sales of Class A shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of Class A shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC and AFS.
  During the year ended July 31, 1999, the Fund paid legal fees of $4,376 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES
The Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,605 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,605 during the year ended July 31, 1999.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1 billion or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period. Prior to May 28, 1999, the commitment fee rate was 0.05%.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 1999 was $804,343,804 and $787,113,635, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of July 31, 1999 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $     30,522
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,546,327)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                   $ (3,515,805)
=========================================================

Cost of investments for tax purposes is $411,441,557.

NOTE 6-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 1999 and 1998 were as follows:

                                  1999                          1998
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   -----------   -------------
Sold:
  Class A               66,719,952   $ 675,218,081    22,832,451   $ 229,871,705
--------------------------------------------------------------------------------
  Institutional Class      489,034       4,947,727     1,450,340      14,604,304
--------------------------------------------------------------------------------
Issued as a
  reinvestment of
  dividends:
  Class A                1,524,802      15,430,990     1,671,295      16,825,885
--------------------------------------------------------------------------------
  Institutional Class        1,998          20,239         4,391          44,205
--------------------------------------------------------------------------------
Reacquired:
  Class A              (63,662,111)   (643,993,387)  (28,922,414)   (291,195,905)
--------------------------------------------------------------------------------
  Institutional Class   (3,809,602)    (38,686,410)   (1,281,958)    (12,924,513)
--------------------------------------------------------------------------------
                         1,264,073   $  12,937,240    (4,245,895)  $ (42,774,319)
================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended July 31, 1999.

                                                                   1999          1998           1997          1996           1995
                                                                 --------      --------       --------      --------       --------
Net asset value, beginning of period                             $  10.07      $  10.07       $   9.97      $  10.03       $   9.96
------------------------------------------------------------     --------      --------       --------      --------       --------
Income from investment operations:
  Net investment income                                              0.47          0.53           0.54          0.55           0.54
------------------------------------------------------------     --------      --------       --------      --------       --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.04)           --           0.10         (0.06)          0.07
------------------------------------------------------------     --------      --------       --------      --------       --------
    Total from investment operations                                 0.43          0.53           0.64          0.49           0.61
------------------------------------------------------------     --------      --------       --------      --------       --------
Less distributions:
  Dividends from net investment income                              (0.47)        (0.53)         (0.54)        (0.55)         (0.54)
------------------------------------------------------------     --------      --------       --------      --------       --------
Net asset value, end of period                                   $  10.03      $  10.07       $  10.07      $   9.97       $  10.03
============================================================     ========      ========       ========      ========       ========
Total return(a)                                                      4.32%         5.42%          6.55%         4.98%          6.36%
============================================================     ========      ========       ========      ========       ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $390,018      $345,355       $389,812      $359,048       $274,480
============================================================     ========      ========       ========      ========       ========
Ratio of expenses to average net assets                              0.54%(b)      0.54%          0.54%         0.54%          0.51%
============================================================     ========      ========       ========      ========       ========
Ratio of net investment income to average net assets                 4.61%(b)      5.29%          5.35%         5.45%          5.44%
============================================================     ========      ========       ========      ========       ========
Portfolio turnover rate                                               184%          133%           130%          117%           120%
============================================================     ========      ========       ========      ========       ========

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $394,428,791.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Money Market Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                                           PAR
                              MATURITY    (000)         VALUE
COMMERCIAL PAPER-42.22%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/LEASES-3.69%

Centric Capital Corp.
  6.02%                       01/31/00   $ 21,533   $   21,424,976
------------------------------------------------------------------
  6.00%                       02/17/00     17,000       16,866,833
------------------------------------------------------------------
  5.80%                       03/28/00     15,459       15,242,317
------------------------------------------------------------------
                                                        53,534,126
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER RECEIVABLES-5.06%

Old Line Funding Corp.
  6.28%                       01/07/00     20,000       19,979,066
------------------------------------------------------------------
  6.15%                       01/12/00     28,611       28,557,236
------------------------------------------------------------------
Riverwoods Funding Corp.
  6.07%                       01/11/00     25,000       24,957,847
------------------------------------------------------------------
                                                        73,494,149
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-15.47%

Bavaria TRR Corp.
  5.48%                       01/27/00     30,700       30,578,496
------------------------------------------------------------------
  5.92%                       03/23/00     20,000       19,730,311
------------------------------------------------------------------
Edison Asset Securitization,
  L.L.C.
  6.11%                       01/24/00     20,000       19,921,928
------------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  6.30%                       01/05/00     25,750       25,731,976
------------------------------------------------------------------
  6.25%                       01/07/00     16,525       16,507,786
------------------------------------------------------------------
  6.10%                       02/02/00     24,000       23,869,867
------------------------------------------------------------------
Park Avenue Receivables
  Corp.
  5.81%                       03/08/00     20,000       19,783,738
------------------------------------------------------------------
Three Rivers Funding Corp.
  7.00%                       01/12/00     37,002       36,922,857
------------------------------------------------------------------
  6.51%                       01/13/00     31,573       31,504,486
------------------------------------------------------------------
                                                       224,551,445
------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-6.83%

Asset Securitization,
  Floating Rate Notes(b)
  6.09%                       03/10/00     25,000       24,996,868
------------------------------------------------------------------
Corporate Asset Funding Co.
  5.50%                       01/19/00     22,220       22,158,895
------------------------------------------------------------------
Variable Funding Capital
  5.76%                       01/10/00     17,000       16,975,520
------------------------------------------------------------------
  5.42%                       01/18/00     15,024       14,985,547
------------------------------------------------------------------
  5.68%                       01/21/00     20,000       19,936,889
------------------------------------------------------------------
                                                        99,053,719
------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)         VALUE
AUTOMOBILE-1.70%

Daimler-Chrysler North
  America Holding
  5.87%                       03/22/00   $ 25,000   $   24,669,812
------------------------------------------------------------------

BANKS-DOMESTIC-1.72%

Abbey National North America
  Corp.
  12.50%                      01/04/00     25,000       24,973,959
------------------------------------------------------------------

FINANCE-MULTIPLE INDUSTRY-6.72%

Associates First Capital
  Corp.
  5.60%                       02/09/00     25,000       24,848,333
------------------------------------------------------------------
Caterpillar Finance Services
  Corp.
  5.80%                       03/15/00     10,000        9,996,361
------------------------------------------------------------------
GE Capital International
  Funding
  5.89%                       03/09/00     25,000       24,721,860
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate Notes
  4.98%(b)                    08/21/00     13,000       12,982,673
------------------------------------------------------------------
Prudential Funding Corp.
  5.72%                       01/28/00     25,000       24,892,750
------------------------------------------------------------------
                                                        97,441,977
------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.03%

Credit Suisse First Boston,
  Inc.
  5.74%                       02/18/00     15,000       14,885,200
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $612,604,387)                              612,604,387
------------------------------------------------------------------

BANK NOTES-0.86%

BANKS-DOMESTIC-0.86%

Atlantic American Corp.
  6.47% (Cost
    $12,500,000)(c)           06/01/09     12,500       12,500,000
------------------------------------------------------------------

TAXABLE MUNICIPAL BONDS-1.34%

HOSPITAL MANAGEMENT-0.65%

Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds
  6.50%(d)                    07/01/24      9,500        9,500,000
------------------------------------------------------------------

FINANCE-MULTIPLE
  INDUSTRY-0.69%

Mississippi Business Finance
  Corp. (Mississippi
  Industrial Development);
  Revenue Bonds
  6.46%(e)                    02/01/23     10,000       10,000,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $19,500,000)                                      19,500,000
------------------------------------------------------------------

CERTIFICATE OF DEPOSIT-0.69%

Bank Austria
  5.65% (Cost $9,997,546)     07/06/00     10,000        9,997,546
------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)         VALUE
MASTER NOTE
  AGREEMENTS-9.24%(f)

Merrill Lynch Mortgage
  Capital, Inc.
  4.76%(g)                    08/17/00   $ 75,000   $   75,000,000
------------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.
  4.60%(h)                    03/01/00     59,000       59,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $134,000,000)                                    134,000,000
------------------------------------------------------------------

PROMISSORY NOTE-3.24%

Goldman Sachs & Co.
  4.90% (Cost $47,000,000)    02/24/00     47,000       47,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $835,601,933)                                    835,601,933
------------------------------------------------------------------

REPURCHASE AGREEMENTS-38.51%(I)

Banc One Capital Markets,
  Inc.
  3.25%(j)                    01/03/00     68,000       68,000,000
------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)         VALUE
Bank of America Securities
  3.15%(k)                    01/03/00   $300,000   $  300,000,000
------------------------------------------------------------------
CIBC Oppenheimer Corp.
  3.25%(l)                    01/03/00     68,000       68,000,000
------------------------------------------------------------------
Deutsche Bank Securities
  Corp.
  3.50%(m)                    01/03/00      8,343        8,342,665
------------------------------------------------------------------
Goldman Sachs & Co.
  5.64%(n)                    01/07/00     46,500       46,500,000
------------------------------------------------------------------
Greenwich Capital Markets,
  Inc.
  3.30%(o)                    01/03/00     68,000       68,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $558,842,665)                                    558,842,665
------------------------------------------------------------------
TOTAL INVESTMENTS-96.10%                            $1,394,444,598(p)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-3.90%                                     56,580,651
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,451,025,249
==================================================================

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The coupon rate shown on floating rate notes represents the rate at period end.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/99.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 12/31/99.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined monthly. Rates shown are rates in effect on 12/31/99.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/99.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/99.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/99 with a maturing value of $300,081,250 and collateralized by $300,000,000 U.S. Government obligations 0% to 8.125% due 01/03/00 to 05/15/21 with an aggregate market value at 12/31/99 of $306,004,707.
(k) Joint repurchase agreement entered into 12/31/99 with a maturing value of $470,258,255 and collateralized by $470,134,815 U.S. Government obligations, 4.75% to 5.25% due 02/01/01 to 11/14/03 with an aggregate market value at 12/31/99 of $510,000,998.
(l) Joint repurchase agreement entered into 12/31/99 with a maturing value of $285,077,188 and collateralized by $285,000,000 U.S. Government and Treasury obligations, 5.812% to 8.023% due 04/01/19 to 05/01/35 with an aggregate market value at 12/31/99 of $290,700,000.
(m) Joint repurchase agreement entered into 12/31/99 with a maturing value of $300,087,500 and collateralized by $300,000,000 U.S. Government obligations, 5.75% to 7.089% due 09/01/17 to 02/01/38 with an aggregate market value at 12/31/99 of $306,000,000.
(n) Joint repurchase agreement entered into 12/31/99 with a maturing value of $100,501,333 and collateralized by $100,000,000 U.S. Government and Treasury obligations, 0% to 8.625% due 06/30/00 to 12/15/43 with an aggregate market value at 12/31/99 of $102,004,901.
(o) Joint repurchase agreement entered into 12/31/99 with a maturing value of $240,066,000 and collateralized by $240,000,000 U.S. Government and Treasury obligations, 5% to 10% due 02/01/00 to 12/01/29 with an aggregate market value at 12/31/99 of $244,803,339.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  835,601,933
----------------------------------------------------------
Repurchase agreements                          558,842,665
----------------------------------------------------------
Receivables for:
  Fund shares sold                              79,248,923
----------------------------------------------------------
  Interest                                       1,830,759
----------------------------------------------------------
Investment for deferred compensation plan           98,626
----------------------------------------------------------
Other assets                                       152,970
----------------------------------------------------------
    Total assets                             1,475,775,876
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        22,471,641
----------------------------------------------------------
  Dividends                                        291,654
----------------------------------------------------------
  Deferred compensation plan                        98,626
----------------------------------------------------------
Accrued advisory fees                              610,061
----------------------------------------------------------
Accrued distribution fees                        1,116,373
----------------------------------------------------------
Accrued transfer agent fees                        114,686
----------------------------------------------------------
Accrued operating expenses                          47,586
----------------------------------------------------------
    Total liabilities                           24,750,627
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,451,025,249
==========================================================

NET ASSETS:

AIM Cash Reserve Shares                     $  989,478,007
==========================================================
Class B                                     $  404,911,432
==========================================================
Class C                                     $   56,635,810
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        989,471,533
==========================================================
Class B                                        404,900,819
==========================================================
Class C                                         56,634,526
==========================================================
AIM Cash Reserve Shares:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Interest                                      $72,284,896
---------------------------------------------------------

EXPENSES:

Advisory fees                                   7,448,373
---------------------------------------------------------
Administrative services fees                      118,024
---------------------------------------------------------
Custodian fees                                    171,275
---------------------------------------------------------
Distribution fees - Class B                     3,680,653
---------------------------------------------------------
Distribution fees - Class C                       440,903
---------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares     2,443,795
---------------------------------------------------------
Trustees' fees                                     15,267
---------------------------------------------------------
Transfer agent fees - Class B                     583,322
---------------------------------------------------------
Transfer agent fees - Class C                      69,876
---------------------------------------------------------
Transfer agent fees - AIM Cash Reserve
  Shares                                        1,549,204
---------------------------------------------------------
Other                                           1,055,705
---------------------------------------------------------
    Total expenses                             17,576,397
---------------------------------------------------------
Less: Expenses paid indirectly                    (20,102)
---------------------------------------------------------
    Net expenses                               17,556,295
---------------------------------------------------------
Net investment income                          54,728,601
---------------------------------------------------------
Net realized gain from investments                     83
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $54,728,684
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   54,728,601    $   46,894,254
----------------------------------------------------------------------------------------------
  Net realized gain from investments                                      83             2,781
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          54,728,684        46,897,035
----------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A*                                                                --       (20,797,936)
----------------------------------------------------------------------------------------------
  Class B                                                        (12,546,032)       (6,486,731)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,514,495)         (628,599)
----------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                        (40,668,074)      (18,980,988)
----------------------------------------------------------------------------------------------

Share transactions-net:

  Class A*                                                                --      (375,997,608)
----------------------------------------------------------------------------------------------
  Class B                                                         94,371,540       194,469,771
----------------------------------------------------------------------------------------------
  Class C                                                         29,244,201        19,103,703
----------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                       (189,587,232)      834,944,363
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                        (65,971,408)      672,523,010
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,516,996,657       844,473,647
----------------------------------------------------------------------------------------------
  End of period                                               $1,451,025,249    $1,516,996,657
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,450,988,058    $1,516,959,549
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                    37,191            37,108
----------------------------------------------------------------------------------------------
                                                              $1,451,025,249    $1,516,996,657
==============================================================================================

* The Fund's Class A shares were reclassified as AIM Cash Reserve Shares on 12/21/98.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class B shares, Class C shares and AIM Cash Reserve Shares. The Fund formerly offered Class A shares; however, on December 21, 1998 the Class A shares were reclassified as AIM Cash Reserve Shares. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $118,024 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $1,341,736 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B, Class C and the AIM Cash Reserve shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B shares, Class C shares and AIM Cash Reserve Shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class B, Class C and AIM Cash Reserve Shares paid AIM Distributors $3,680,653, $440,903 and $2,443,795, respectively, as compensation under the Plans.
  During the year ended December 31, 1999, AIM Distributors received $1,254,200 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended December 31, 1999, the Fund paid legal fees of $5,825 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $15,823 and $4,279, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $20,102 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                        1999                                1998
                                                          --------------------------------   ----------------------------------
                                                              SHARES           AMOUNT            SHARES             AMOUNT
                                                          --------------   ---------------   ---------------   ----------------
Sold:
  Class A*                                                            --                --    12,526,260,894   $ 12,526,260,894
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                  1,129,278,732   $ 1,129,278,732       732,230,888        732,230,888
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    387,953,922       387,953,922       350,900,238        350,900,238
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                  8,060,651,699     8,060,651,699     6,566,275,190      6,566,275,190
-------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A*                                                            --                --        15,630,817         15,630,817
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     10,880,999        10,880,999         5,684,934          5,684,934
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,259,465         1,259,465           536,206            536,206
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                     34,229,027        34,229,027        15,456,154         15,456,154
-------------------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions:**
  Class A*                                                            --                --           135,276            135,276
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --                --        72,923,588         72,923,588
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --                --         5,548,897          5,548,897
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                             --                --       117,682,745        117,682,745
-------------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A*                                                            --                --   (12,918,024,595)   (12,918,024,595)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                 (1,045,788,191)   (1,045,788,191)     (616,369,639)      (616,369,639)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (359,969,186)     (359,969,186)     (337,881,638)      (337,881,638)
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                 (8,284,467,958)   (8,284,467,958)   (5,864,469,726)    (5,864,469,726)
-------------------------------------------------------------------------------------------------------------------------------
                                                             (65,971,491)  $   (65,971,491)      672,520,229   $    672,520,229
===============================================================================================================================

 * Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.
** The Fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
   February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of AIM Cash Reserve Shares and Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                AIM CASH RESERVE SHARES
                                                               ---------------------------------------------------------
                                                                 1999        1998         1997        1996        1995
                                                               --------   ----------    --------    --------    --------
Net asset value, beginning of period                           $   1.00   $     1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------   --------   ----------    --------    --------    --------
Income from investment operations:
  Net investment income                                          0.0414       0.0453      0.0456      0.0433      0.0493
------------------------------------------------------------   --------   ----------    --------    --------    --------
Less distributions:
  Dividends from net investment income                          (0.0414)     (0.0453)    (0.0456)    (0.0433)    (0.0493)
------------------------------------------------------------   --------   ----------    --------    --------    --------
Net asset value, end of period                                 $   1.00   $     1.00    $   1.00    $   1.00    $   1.00
============================================================   ========   ==========    ========    ========    ========
Total return(a)                                                    4.22%        4.62%       4.66%       4.41%       5.04%
============================================================   ========   ==========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $989,478   $1,179,072    $344,117    $315,470    $293,450
============================================================   ========   ==========    ========    ========    ========
Ratio of expenses to average net assets                            1.04%(b)     0.99%       1.05%       1.08%       1.04%
============================================================   ========   ==========    ========    ========    ========
Ratio of net investment income to average net assets               4.16%(b)     4.53%       4.55%       4.32%       4.92%
============================================================   ========   ==========    ========    ========    ========

(a) Does not deduct contingent deferred sales charges where applicable.
(b) Ratios are based on average net assets of $977,518,910.

                                                          CLASS B SHARES                                  CLASS C SHARES
                                     --------------------------------------------------------    -------------------------------
                                       1999        1998        1997        1996        1995        1999        1998       1997
                                     --------    --------    --------    --------    --------    --------    --------   --------
Net asset value, beginning of
  period                             $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00   $   1.00
---------------------------------    --------    --------    --------    --------    --------    --------    --------   --------
Income from investment
  operations:
  Net investment income                0.0339      0.0371      0.0378      0.0360      0.0419      0.0339      0.0371     0.0158
---------------------------------    --------    --------    --------    --------    --------    --------    --------   --------
Less distributions:
  Dividends from net investment
    income                            (0.0339)    (0.0371)    (0.0378)    (0.0360)    (0.0419)    (0.0339)    (0.0371)   (0.0158)
---------------------------------    --------    --------    --------    --------    --------    --------    --------   --------
Net asset value, end of period       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00   $   1.00
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Total return(a)                          3.45%       3.78%       3.84%       3.66%       4.27%      3.44%        3.78%      3.92%
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $404,911    $310,534    $116,058    $ 91,148    $ 69,857    $ 56,636    $ 27,391   $  8,287
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Ratio of expenses to average net
  assets                                 1.79%(b)    1.81%       1.80%       1.81%       1.78%       1.79%(b)    1.81%      1.80%(c)
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Ratio of net investment income to
  average net assets                     3.41%(b)    3.71%       3.80%       3.60%       4.14%       3.41%(b)    3.71%      3.80%(c)
=================================    ========    ========    ========    ========    ========    ========    ========   ========

(a) Does not deduct contingent deferred sales charges where applicable and is annualized for periods less than one year.
(b) Ratios are based on average net assets of $368,065,266 and $44,090,340 for Class B and Class C, respectively.
(c) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Municipal Bond Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.43%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --     Aaa     $  985   $    923,408
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA     Aa3      1,400      1,383,284
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --    Baa1      2,315      2,225,988
----------------------------------------------------------------
McIntosh Industrial
  Development Board;
  Environmental
  Improvement Series C
  IDR
  5.375%, 06/01/28         AA-      A2      1,000        870,040
----------------------------------------------------------------
                                                       5,402,720
----------------------------------------------------------------

ALASKA-0.84%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA     Aaa      2,860      2,916,313
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.875%, 06/01/33         AAA     Aaa        250        256,475
----------------------------------------------------------------
                                                       3,172,788
----------------------------------------------------------------

ARIZONA-1.67%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.125%, 09/01/02(b)       --      Aa      1,900      1,953,808
----------------------------------------------------------------
Mohave (County of)
  Unified School District
  No. 1 (Lake Havasu);
  Series 1996 A GO
  5.90%, 07/01/15(c)       AAA     Aaa      1,000      1,009,290
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+      A2      3,100      3,336,158
----------------------------------------------------------------
                                                       6,299,256
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ARKANSAS-0.92%

Arkansas (State of)
  Development Financing
  Authority (State Agency
  Facilities Department
  Corp. Project); Series
  1999 A RB
  5.70%, 11/01/19(c)       AAA     Aaa     $1,500   $  1,454,850
----------------------------------------------------------------
Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA     Aa3      2,000      2,001,660
----------------------------------------------------------------
                                                       3,456,510
----------------------------------------------------------------

CALIFORNIA-1.77%

Abag Financing Authority
  for Non-Profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-      --      2,085      2,066,131
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-      --      1,000        957,830
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA     AAA        400        426,932
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --      --        750        684,015
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB      --        500        536,855
----------------------------------------------------------------
Sacramento (City of);
  Refunding Municipal
  Utility District Series
  M RB
  5.25%, 07/01/28           A       A2      1,000        857,110
----------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking
  Meter Series 1994 RB
  7.00%, 06/01/05(d)(e)    AAA     Aaa      1,000      1,120,600
----------------------------------------------------------------
                                                       6,649,473
----------------------------------------------------------------

COLORADO-1.11%

Adams County School
  District No. 1;
  Unlimited Tax Building
  Series 1992 A GO
  6.625%, 12/01/02(d)(e)   AAA     Aaa        500        531,320
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.25%, 01/01/18          BBB      --     $  500   $    413,925
----------------------------------------------------------------
  5.375%, 01/01/29         BBB      --      1,000        794,280
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR     NRR        500        545,050
----------------------------------------------------------------
Mesa County School
  District No. 51; 1989
  Series B COP
  6.875%, 12/01/05(c)      AAA     Aaa      1,465      1,538,499
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR     NRR         50         54,710
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --      --        305        318,466
----------------------------------------------------------------
                                                       4,196,250
----------------------------------------------------------------

CONNECTICUT-2.81%

Bridgeport (City of);
  Unlimited Tax Refunding
  Series A GO
  6.00%, 09/01/06(c)       AAA     Aaa      1,000      1,062,340
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR     NRR      5,500      5,812,455
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Housing
  Mortgage Financing
  Program Sub-Series C-2
  RB
  5.85%, 11/15/28(b)        AA     Aa2      2,340      2,227,352
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Subseries
  1996 A-3 RB
  5.95%, 05/15/17           AA     Aa2        800        803,592
----------------------------------------------------------------
Waterbury Housing
  Authority; Refunding
  Mortgage Series A RB
  5.45%, 07/01/23(c)       AAA     Aaa        750        690,435
----------------------------------------------------------------
                                                      10,596,174
----------------------------------------------------------------

DELAWARE-0.07%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75%, 01/01/13(d)       NRR     AAA        250        272,178
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF
  COLUMBIA-0.47%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.375%, 07/01/19(c)      AAA     Aaa     $1,000   $    914,800
----------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  1999 A GO
  5.50%, 06/01/29          BBB    Baa3      1,000        873,060
----------------------------------------------------------------
                                                       1,787,860
----------------------------------------------------------------

FLORIDA-1.64%

Dade (County of)
  (Courthouse Center
  Project); RB
  5.90%, 04/01/05(d)(e)    NRR     NRR        500        530,810
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB    Baa1      1,125      1,142,685
----------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System Project);
  Hospital Series RB
  5.25%, 11/15/20           A-    Baa1      2,000      1,643,460
----------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR     NRR      1,120      1,181,018
----------------------------------------------------------------
Orange County Health
  Facilities Authority
  (South Central Nursing
  Homes); Mortgage Series
  A RB
  5.40%, 07/01/19(c)       AAA     Aaa      1,000        939,230
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); RB
  7.75%, 12/01/02(d)(e)    NRR     NRR        250        275,413
----------------------------------------------------------------
Seminole (County of)
  Water & Sewer Series
  1999 RB
  5.375%, 10/01/22         AA-     Aa3        500        463,785
----------------------------------------------------------------
                                                       6,176,401
----------------------------------------------------------------

GEORGIA-1.77%

Cobb-Marietta (City of)
  Coliseum & Exhibition
  Hall Authority; Series
  1999 RB
  5.625%, 10/01/19(c)      AAA     Aaa      2,000      1,911,480
----------------------------------------------------------------
Fulton (County of)
  Development Authority;
  (Delta Airlines Inc.
  Project) Special
  Facilities RB
  5.45%, 05/01/23(b)       BBB-   Baa3      3,450      2,930,051
----------------------------------------------------------------
Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+     Aa2        755        781,131
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
GEORGIA-(CONTINUED)

Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+      --     $1,000   $  1,047,960
----------------------------------------------------------------
                                                       6,670,622
----------------------------------------------------------------

IDAHO-0.25%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB      --      1,150        949,785
----------------------------------------------------------------

ILLINOIS-8.95%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)    AAA     Aaa      3,250      3,422,640
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA     Aaa      1,500      1,419,435
----------------------------------------------------------------
Chicago (City of); Sales
  Tax Series RB
  5.25%, 01/01/28(c)       AAA     Aaa        650        569,205
----------------------------------------------------------------
Chicago (City of);
  Wastewater
  Transmission; RB
  5.25%, Second Lien
  Series     01/01/17(c)   AAA     Aaa      1,500      1,385,670
----------------------------------------------------------------
  5.125%, Second Lien
  Series B 01/01/18(c)     AAA     Aaa        750        665,543
----------------------------------------------------------------
Chicago Emergency
  Telephone System;
  Unlimited Tax Series GO
  5.60%, 01/01/10(d)       AAA     Aaa        400        409,524
----------------------------------------------------------------
Chicago Midway Airport;
  Series A RB
  5.625%, 01/01/22(c)      AAA     Aaa      1,000        940,600
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA     Aaa      2,000      2,093,240
----------------------------------------------------------------
Du Page (County of) High
  School District No. 87
  (Glenbard TWP);
  Unlimited Tax Series B
  GO
  5.10%, 12/01/20           --     Aa3      2,000      1,739,820
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 B
  RB
  6.50%, 06/15/01(d)(e)    AAA     NRR      1,500      1,569,585
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --      A2      2,500      2,581,675
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Educational
  Facilities Authority
  (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A       --     $1,000   $    921,750
----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+     Aa1      1,000        954,330
----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Shedd Aquarium
  Society); RB
  5.60%, 07/01/27(c)       AAA     Aaa      3,500      3,241,805
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA     Aaa      1,000        991,890
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
  1992 A 04/15/22(d)       NRR     AAA      1,000      1,043,350
----------------------------------------------------------------
  6.25%, Series 1992 C
  04/15/22(d)              NRR     NRR      1,150      1,191,573
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA     Aaa      2,000      2,130,220
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Refunding Hospital
  Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR     NRR        200        214,668
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.875%, 08/01/22(b)       AA      --         80         82,801
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.625%, 01/01/14(c)      AAA     Aaa      1,435      1,423,348
----------------------------------------------------------------
University of Illinois
  (Auxiliary Facilities
  System); Series 1991 RB
  5.75%, 04/01/22          AA-     Aa3      4,750      4,667,635
----------------------------------------------------------------
                                                      33,660,307
----------------------------------------------------------------

INDIANA-0.67%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --      --         90         96,286
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --     Aaa        155        156,477
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --     Aaa     $1,795   $  1,741,904
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series A RB
  6.25%, 11/01/02(d)(e)    NRR     AAA        395        418,226
----------------------------------------------------------------
  6.25%, 11/01/16           A+      A1        105        107,085
----------------------------------------------------------------
                                                       2,519,978
----------------------------------------------------------------

IOWA-0.28%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA     Aaa      1,000      1,048,420
----------------------------------------------------------------

KANSAS-0.43%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --      --      1,500      1,331,265
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.375%, 11/15/04(d)(e)   NRR     NRR        250        281,103
----------------------------------------------------------------
                                                       1,612,368
----------------------------------------------------------------

KENTUCKY-1.18%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.875%, 05/01/08(f)       --      --        595        565,066
----------------------------------------------------------------
Kentucky Economic
  Development Finance
  Authority (Appalachian
  Regional Healthcare);
  Refunding & Improvement
  Hospital Systems Series
  RB
  5.875%, 10/01/22         BB+      --      1,000        791,070
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --      Aa      3,000      3,101,190
----------------------------------------------------------------
                                                       4,457,326
----------------------------------------------------------------

LOUISIANA-3.25%

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.125%, 10/15/07(c)      AAA      --      2,775      2,842,488
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA     Aaa      2,500      2,612,625
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA     Aaa     $2,500   $  2,531,925
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA     Aaa      1,000      1,043,700
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA     Aaa      1,000        982,200
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax
  Distribution); Public
  Improvement Series 1987
  RB
  7.60%, 01/01/08(d)       NRR     NRR        500        575,865
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR     NRR        500        582,560
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+      --      1,000      1,061,240
----------------------------------------------------------------
                                                      12,232,603
----------------------------------------------------------------

MAINE-0.60%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --       A        770        791,984
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA     Aa2      1,500      1,464,585
----------------------------------------------------------------
                                                       2,256,569
----------------------------------------------------------------

MARYLAND-0.28%

Maryland Health and
  Higher Education
  Facilities Authority
  (Doctors Community
  Hospital Inc.); Series
  1990 RB
  8.75%, 07/01/00(d)(e)    AAA     AAA      1,000      1,042,370
----------------------------------------------------------------

MASSACHUSETTS-3.91%

Massachusetts (State of);
  Unlimited Tax
  Consolidated Loan
  Series 1991 C GO
  7.00%, 08/01/01(d)(e)    NRR     NRR      2,450      2,588,695
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Caritas Christi
  Obligation Group);
  Series A RB
  5.625%, 07/01/20         BBB    Baa2      1,000        830,720
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR     NRR      3,550      3,807,020
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Valley Regional Health
  System Issue); Series
  1990 B RB
  8.00%, 07/01/00(d)(e)    NRR     AAA     $3,000   $  3,116,340
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA      --      1,000      1,035,460
----------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --      --        150        151,005
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA     Aaa      3,000      3,183,180
----------------------------------------------------------------
                                                      14,712,420
----------------------------------------------------------------

MICHIGAN-4.14%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR     NRR      1,000      1,038,220
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR     NRR      1,300      1,352,169
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.375%, 07/01/18(c)       A       --      1,000        901,820
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.625%, 09/01/10          --     Ba3      1,000        881,290
----------------------------------------------------------------
Hudsonville (City of)
  Public Schools;
  Refunding Unlimited Tax
  Series 1997 GO
  5.15%, 05/01/27(c)       AAA     Aaa      1,000        861,320
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA     Aaa      2,500      2,763,675
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA     NRR      1,000      1,042,951
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA     Aaa      1,210      1,285,686
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-      --        945        989,991
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-(CONTINUED)

Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa     $4,275   $  4,458,611
----------------------------------------------------------------
                                                      15,575,733
----------------------------------------------------------------

MINNESOTA-0.32%

Minneapolis (City of)
  Special School District
  No. 001; Unlimited Tax
  Series 1997 GO
  5.00%, 02/01/14          AA+     Aa1      1,300      1,213,875
----------------------------------------------------------------

MISSISSIPPI-3.45%

Mississippi (State of)
  Development Board
  (Capital Projects and
  Equipment Acquisition);
  Special Obligation
  Series A2 RB
  5.00%, 07/01/24(c)       AAA     Aaa      4,570      3,904,151
----------------------------------------------------------------
Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A       --      5,000      3,920,100
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series C RB
  7.50%, 09/01/09(b)        --       A      5,000      5,175,200
----------------------------------------------------------------
                                                      12,999,451
----------------------------------------------------------------

MISSOURI-2.03%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A       A3      1,435      1,450,168
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR     NRR        605        630,912
----------------------------------------------------------------
Missouri Development
  Finance Board (Procter
  & Gamble Paper
  Products); Solid Waste
  Disposal Series RB
  5.20%, 03/15/29(b)        AA      --      1,000        868,150
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --     Aa1      1,000      1,035,530
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MISSOURI-(CONTINUED)

Missouri (State of)
  Health and Educational
  Facilities Authority
  (Fontbonne College);
  Educational Facilities
  Series RB
  5.125%, 10/01/17(c)       A       --     $2,555   $  2,271,804
----------------------------------------------------------------
  5.20%, 10/01/20(c)        A       --      1,575      1,395,765
----------------------------------------------------------------
                                                       7,652,329
----------------------------------------------------------------

NEVADA-1.54%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --      --        500        419,045
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA     Aaa      3,000      3,146,550
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA     Aaa      1,000      1,057,520
----------------------------------------------------------------
Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --    Baa3      1,185      1,187,832
----------------------------------------------------------------
                                                       5,810,947
----------------------------------------------------------------

NEW HAMPSHIRE-1.43%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --     Aa3      1,610      1,432,642
----------------------------------------------------------------
New Hampshire State
  Turnpike System; Series
  1990 RB
  7.40%, 04/01/00(d)(e)    AAA     AAA      3,850      3,957,030
----------------------------------------------------------------
                                                       5,389,672
----------------------------------------------------------------

NEW JERSEY-2.52%

Hudson (County of)
  Correctional Facility;
  Series 1992 Refunding
  COP
  6.60%, 12/01/21(c)       AAA     Aaa      1,250      1,291,538
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --      --      1,630      1,694,222
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB     Ba2      6,250      5,887,063
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --      --        500        422,795
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW JERSEY-(CONTINUED)

New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA     Aaa     $  190   $    195,348
----------------------------------------------------------------
                                                       9,490,966
----------------------------------------------------------------

NEW MEXICO-1.79%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995
  RB
  5.75%, 10/15/03(d)(e)    NRR     NRR        915        945,588
----------------------------------------------------------------
Espanola Gross Receipt
  Tax; Refunding and
  Improvement Series 1999
  RB
  5.80%, 03/01/23(c)       AAA     Aaa      1,000        960,570
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --      A3        575        571,653
----------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA     Aaa      2,000      2,025,660
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 RB
  6.25%, 06/01/04(d)(e)    AAA     Aaa      2,100      2,220,372
----------------------------------------------------------------
                                                       6,723,843
----------------------------------------------------------------

NEW YORK-9.37%

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR     AAA      2,000      2,161,020
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F
    02/01/02(d)(e)         NRR     AAA      4,775      5,122,715
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        350        370,685
----------------------------------------------------------------
  7.20%, Unlimited Tax
  Series H
    02/01/02(d)(e)         NRR     NRR        390        414,570
----------------------------------------------------------------
    02/01/15                A-      A3        110        115,724
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D
    02/01/02(d)(e)         NRR     AAA      1,970      2,115,386
----------------------------------------------------------------
    02/01/09                A-      A3         30         32,091
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)     NRR     AAA      1,990      2,130,076
----------------------------------------------------------------
  7.379, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR     AAA        500        556,895
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17       A-      A3      3,035      3,083,074
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17            A-      A3         10         10,544
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(c)   AAA      --        830        869,807
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of); GO-(Continued)
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA      --     $  170   $    180,220
----------------------------------------------------------------
New York City Industrial
  Development Agency
  (Brooklyn Navy Yard
  Cogen Partners); RB
  5.65%, 10/01/28(b)       BBB-   Baa3        500        431,675
----------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc.
  Project); Series 1992
  RB LOC-Chase Manhattan
  Bank
  6.50%, 07/01/02(d)(e)    NRR     NRR      1,500      1,588,710
----------------------------------------------------------------
New York City Municipal
  Water Finance
  Authority; Water &
  Sewer Systems Series A
  RB
  5.00%, 06/15/17           A       A1      1,350      1,191,847
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series C RB
  6.00%, 07/01/00(d)(e)    NRR     NRR        135        136,195
----------------------------------------------------------------
  6.00%, 07/01/16           A-    Baa1        365        365,044
----------------------------------------------------------------
New York State Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A       A3      1,000      1,072,360
----------------------------------------------------------------
New York State
  Environmental Facility
  Corp.; Water Revenue
  Series E PCR
  6.875%, 06/15/01(d)(e)   AAA     NRR      2,300      2,419,623
----------------------------------------------------------------
  6.875%, 06/15/10         AA+     Aaa      1,100      1,154,197
----------------------------------------------------------------
New York State Urban
  Development Corp.;
  Correctional Capital
  Facilities Series 1991
  3 RB
  7.375%, 01/01/02(d)(e)   NRR     AAA      7,850      8,399,814
----------------------------------------------------------------
Triborough Bridge and
  Tunnel Authority;
  General Purpose Series
  1996 B RB
  5.20%, 01/01/22           A+     Aa3      1,570      1,381,192
----------------------------------------------------------------
                                                      35,303,464
----------------------------------------------------------------

NORTH CAROLINA-1.49%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(c)      AAA     Aaa      1,500      1,552,290
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16           AA     Aa2        595        601,765
----------------------------------------------------------------
North Carolina Medical
  Care Community Hospital
  (Annie Penn Memorial
  Hospital); Refunding
  Series RB
  5.375%, 01/01/22          --    Baa3        250        205,955
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NORTH CAROLINA-(CONTINUED)

North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Refunding RB
  7.25%, 01/01/07          BBB+   Baa1     $2,750   $  2,955,205
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Series 1990
  RB
  6.50%, 01/01/10(d)       AAA     AAA        260        280,192
----------------------------------------------------------------
                                                       5,595,407
----------------------------------------------------------------

NORTH DAKOTA-0.24%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --     Aa3        945        898,591
----------------------------------------------------------------

OHIO-2.09%

Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR     NRR        500        549,805
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA     Aaa      1,000      1,035,960
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.875%, 07/01/17         AA-     Aa3      1,000      1,001,640
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care Facilities,
  Inc.); Series 1990 RB
  7.625%, 02/01/01(d)(e)   AAA     NRR      2,105      2,206,566
----------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR     NRR      1,000      1,017,520
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA     Aaa      1,100      1,153,449
----------------------------------------------------------------
Ohio Building Authority
  (Adult Correctional
  Facility); Series 1999
  A RB
  5.25%, 10/01/18          AA-     Aa2      1,000        914,090
----------------------------------------------------------------
                                                       7,879,030
----------------------------------------------------------------

OKLAHOMA-2.55%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA     Aaa        975        998,244
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --     Aaa      1,500      1,423,290
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA     Aa3     $  675   $    647,122
----------------------------------------------------------------
  5.75%, 02/15/25           AA     Aa3      1,750      1,643,932
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA     Aaa      1,000        867,090
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project); RB
  6.25%, 02/15/06(d)(e)     AA     Aa3      2,000      2,133,380
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA     NRR        500        547,090
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+      --      1,305      1,350,388
----------------------------------------------------------------
                                                       9,610,536
----------------------------------------------------------------

OREGON-1.15%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA     Aaa      1,000        961,580
----------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(c)       AAA     Aaa      1,000      1,031,110
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    NRR     NRR      1,200      1,273,704
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    NRR     NRR      1,000      1,063,390
----------------------------------------------------------------
                                                       4,329,784
----------------------------------------------------------------

PENNSYLVANIA-2.39%

Chester (County of)
  Health and Educational
  Facilities Authority
  (Jefferson Health
  Systems); Series B RB
  5.375%, 05/15/27         AA-      A1      4,000      3,325,960
----------------------------------------------------------------
Chester Upland School
  Authority; Refunding
  School Series B RB
  5.25%, 09/01/21(c)       AAA     Aaa      1,000        892,340
----------------------------------------------------------------
Montgomery County
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR     NRR        100        107,239
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Montgomery County
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Refunding Series 1993
  RB
  7.625%, 03/31/04(d)(e)   NRR     AAA     $  100   $    112,607
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA     Aaa      1,250      1,352,387
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-     --      2,900      2,958,348
----------------------------------------------------------------
Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series B RB
  8.50%, 07/01/01(d)(e)    AAA     NRR        250        269,037
----------------------------------------------------------------
                                                       9,017,918
----------------------------------------------------------------

PUERTO RICO-0.37%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA     AAA      1,325      1,401,519
----------------------------------------------------------------

RHODE ISLAND-0.63%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA     AAA      1,250      1,340,462
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+     Aa2      1,000      1,033,970
----------------------------------------------------------------
                                                       2,374,432
----------------------------------------------------------------

SOUTH CAROLINA-0.40%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-   Baa3      1,150      1,011,804
----------------------------------------------------------------
South Carolina State
  Housing Finance and
  Development Authority;
  Homeownership Mortgage
  Series 1990 C RB
  7.50%, 07/01/05(b)        AA     Aa2        500        513,290
----------------------------------------------------------------
                                                       1,525,094
----------------------------------------------------------------

SOUTH DAKOTA-0.53%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB      --        100        102,395
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
SOUTH DAKOTA-(CONTINUED)

South Dakota Housing
  Development Authority;
  Homeownership Mortgage
  Series F RB
  5.80%, 05/01/28(b)       AAA     Aa1     $1,995   $  1,878,811
----------------------------------------------------------------
                                                       1,981,206
----------------------------------------------------------------

TENNESSEE-1.42%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA     Aaa      1,035      1,039,906
----------------------------------------------------------------
Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.375%, 01/01/28(c)       A       --      1,800      1,552,806
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR     NRR      1,000      1,035,950
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --      --      1,000        898,960
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA     Aa2        790        811,733
----------------------------------------------------------------
                                                       5,339,355
----------------------------------------------------------------

TEXAS-17.31%

Arlington Independent
  School District;
  Pre-Refunding Unlimited
  Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR     NRR        705        732,086
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/21(d)        --     Aaa        295        286,560
----------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA     AAA      1,380      1,443,425
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA     Aaa      1,115      1,174,909
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax (Convention
  Center); Series 1999 A
  RB
  5.50%, 11/15/29(c)       AAA     Aaa      1,425      1,298,944
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA     Aaa     $1,000   $    951,020
----------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax School
  Building and Refunding
  Series 1995 A GO
  6.125%, 02/01/20(c)       --     Aaa        830        839,794
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.375%, 01/01/22(c)      AAA     Aaa      2,000      1,810,020
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
  11/01/01(b)               --      Aa        325        333,554
----------------------------------------------------------------
  6.45%, Series 1992 C-1
  11/01/02(b)               --      Aa      1,135      1,173,193
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR     NRR      1,000      1,040,580
----------------------------------------------------------------
Comal County Industrial
  Development Authority
  (The Coleman Co., Inc.
  Project); Industrial
  Development Series 1980
  RB
  9.25%, 08/01/00(d)       NRR     NRR        280        287,963
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA     Aa2      3,055      2,968,788
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR     NRR      2,030      2,109,434
----------------------------------------------------------------
Dallas-Fort Worth
  Regional Airport
  Authority; Airport
  Series 1985 RB
  6.10%, 05/01/00(e)        A+      A1        160        161,046
----------------------------------------------------------------
  6.10%, 05/01/00(c)(e)    AAA     Aaa        365        367,445
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.125%, 08/15/17(c)      AAA      --      2,155      1,907,541
----------------------------------------------------------------
Denton (County of);
  Limited Tax Series 1999
  A GO
  5.875%, 05/01/19          AA     Aa2      1,025      1,005,761
----------------------------------------------------------------
Denton (County of);
  Refunding Limited Tax
  Permanent Improvement
  Series GO
  5.125%, 07/15/26          AA     Aa2      1,000        858,600
----------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA     Aaa      1,500      1,591,545
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA     Aa1     $3,850   $  4,053,511
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  6.70%, 02/15/03(d)       AAA     NRR      1,000      1,056,600
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 RB
  5.25%, 10/01/29           AA     Aa2      2,000      1,690,960
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA     Aaa      4,500      4,618,080
----------------------------------------------------------------
Houston (City of);
  Refunding Series 1992 C
  GO
  6.25%, 03/01/02(d)(e)    NRR     NRR      1,470      1,518,510
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
  Unlimited Tax Series
  1994 GO 08/15/04(d)(e)   AAA     AAA        640        684,762
----------------------------------------------------------------
  6.50%, Unrefunded
  Unlimited Tax Series
  1994 GO 08/15/24(c)      AAA     Aaa        360        371,214
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.125%, 02/15/32         AAA     Aaa      1,500      1,487,175
----------------------------------------------------------------
Keller (City of) Independent
  School District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA     Aaa      1,000      1,055,840
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA     Aaa        605        623,235
----------------------------------------------------------------
  5.90%, Refunding
  08/01/06(d)(e)           AAA     Aaa      1,100      1,156,716
----------------------------------------------------------------
Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB+   Baa1      2,250      1,975,860
----------------------------------------------------------------
North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.375%, 02/15/25(c)       A       --      1,000        884,030
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA     Aaa      1,000        927,580
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
  04/01/08(b)               --      Aa     $1,000   $  1,009,240
----------------------------------------------------------------
  6.30%, Series 1993 D
  04/01/09(b)               --       A        500        499,245
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.625%, 02/15/01(d)(e)   AAA     Aaa      2,500      2,532,175
----------------------------------------------------------------
Richardson (City of)
  Hospital Authority
  (Baylor/Richardson
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.625%, 12/01/28         BBB+   Baa2      1,250      1,010,575
----------------------------------------------------------------
South San Antonio (City
  of ) Independent School
  District; Refunding
  Unlimited Tax Series
  1999 GO
  5.80%, 08/15/29          AAA     Aaa      2,935      2,814,782
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+      A1      1,750      1,473,132
----------------------------------------------------------------
Tarrant County Texas
  Water Control and
  Improvement District
  No. 1; Refunding Series
  1993 RB
  5.20%, 03/01/10(c)       AAA     Aaa      2,000      1,978,120
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+     --      1,590      1,575,197
----------------------------------------------------------------
Texas (State of);
  Unlimited Tax Veteran's
  Land Unlimited Tax
  Series 1994 GO
  6.40%, 12/01/24(b)        AA     Aa1      2,000      2,021,600
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A       --        310        318,119
----------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA     AAA        600        639,516
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (East
  Texas Medical Center);
  Hospital Series D RB
  5.375%, 11/01/27(c)      AAA     Aaa      1,000        878,040
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.625%, 07/01/13          --    Baa2     $1,000   $    898,120
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA     Aa1      1,000        959,010
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA     Aaa      1,000      1,040,980
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR     NRR        900        960,750
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --     Aaa        100        105,456
----------------------------------------------------------------
                                                      65,160,338
----------------------------------------------------------------

UTAH-1.90%

Central Utah Water
  Conservancy District;
  Limited Tax Series D GO
  5.00%, 04/01/27(c)       AAA     Aaa      1,660      1,407,132
----------------------------------------------------------------
Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+      A1      1,550      1,372,789
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB      --      1,000        890,040
----------------------------------------------------------------
Utah (State of)
  Associated Municipal
  Power System (San Juan
  Project); Refunding
  Series RB
  5.00%, 06/01/22(c)       AAA     Aaa        775        660,649
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
  E-1, 07/01/06            AA-     Aa3        300        308,667
----------------------------------------------------------------
  7.15%, Sub-Series 1994
  G-1, 07/01/06            AA-     Aa3        155        162,347
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
  07/01/06                 AA-     Aa3        415        423,910
----------------------------------------------------------------
  6.45%, Series G2
  07/01/27(b)              AAA     Aaa        810        819,048
----------------------------------------------------------------
Utah (State of) Water
  Finance Agency; Series
  A RB
  5.30%, 10/01/23(c)       AAA     Aaa      1,250      1,128,200
----------------------------------------------------------------
                                                       7,172,782
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
VIRGIN ISLAND-0.89%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series A RB
  7.25%, 10/01/02(d)(e)    AAA     NRR     $1,000   $  1,088,940
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR     NRR      2,155      2,271,392
----------------------------------------------------------------
                                                       3,360,332
----------------------------------------------------------------

VIRGINIA-0.63%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.375%, 09/01/01(f)       --      --         30         30,613
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA      A1      2,000      2,079,120
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+     Aa1        250        256,160
----------------------------------------------------------------
                                                       2,365,893
----------------------------------------------------------------

WASHINGTON-1.88%

Clark (County of) Camas
  School District No. 17;
  GO
  6.00%, 12/01/05(d)(e)    AAA     Aaa      1,000      1,051,060
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA     AAA        500        514,195
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+     Aaa        500        500,600
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-      A3      1,400      1,406,076
----------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  6.00%, 07/01/07(c)       AAA     Aaa      1,000      1,045,310
----------------------------------------------------------------
  5.75%, 07/01/12(c)       AAA     Aaa      2,000      2,011,980
----------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA     Aaa        500        547,770
----------------------------------------------------------------
                                                       7,076,991
----------------------------------------------------------------

WISCONSIN-1.28%

Wisconsin Health and
  Educational Facility
  Authority (United
  Health Group, Inc.); RB
  5.25%, 12/15/27(c)       AAA     Aaa      1,000        867,440
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WISCONSIN-(CONTINUED)

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA     Aaa     $1,500   $  1,473,165
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA     Aaa      2,500      2,384,550
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA     Aa2         90         93,890
----------------------------------------------------------------
                                                       4,819,045
----------------------------------------------------------------

WYOMING-0.88%

Campbell (County of)
  School District No. 1
  (Gillette); Unlimited
  Tax Series GO
  5.35%, 06/01/04          AAA     Aaa      1,000      1,025,950
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-(CONTINUED)

Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA     Aaa     $  250   $    264,432
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA     Aaa      1,000      1,037,260
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A       A3      1,000        988,260
----------------------------------------------------------------
                                                       3,315,902
----------------------------------------------------------------
TOTAL INVESTMENTS-98.92%
  (Cost $372,253,281)                                372,556,813
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.08%                                    4,070,816
----------------------------------------------------------------
NET ASSETS-100.00%                                  $376,627,629
================================================================

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Security subject to alternative minimum tax.
(c) Secured by bond insurance.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub. - Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments, at market value (cost
  $372,253,281)                               $372,556,813
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 679,906
----------------------------------------------------------
  Interest                                       6,993,466
----------------------------------------------------------
  Investments sold                               2,225,600
----------------------------------------------------------
Investment for deferred compensation plan           69,976
----------------------------------------------------------
Other assets                                        24,176
----------------------------------------------------------
    Total assets                               382,549,937
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                         2,033,552
----------------------------------------------------------
  Investments purchased                          1,510,208
----------------------------------------------------------
  Dividends                                        745,358
----------------------------------------------------------
  Amount due to custodian                        1,024,350
----------------------------------------------------------
  Deferred compensation plan                        69,976
----------------------------------------------------------
Accrued advisory fees                              146,896
----------------------------------------------------------
Accrued distribution fees                          301,129
----------------------------------------------------------
Accrued transfer agent fees                         18,969
----------------------------------------------------------
Accrued operating expenses                          71,870
----------------------------------------------------------
    Total liabilities                            5,922,308
----------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING   $376,627,629
==========================================================

NET ASSETS:

Class A                                       $294,719,732
==========================================================
Class B                                       $ 72,255,902
==========================================================
Class C                                       $  9,651,995
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         38,054,890
==========================================================
Class B                                          9,317,682
==========================================================
Class C                                          1,246,825
==========================================================
Class A:
  Net asset value and redemption price per
    share                                     $       7.74
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.74 divided by
       95.25%)                                $       8.13
==========================================================
Class B:
  Net asset value and offering price per
    share                                     $       7.75
==========================================================
Class C:
  Net asset value and offering price per
    share                                     $       7.74
==========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1999

INVESTMENT INCOME:

Interest                                      $ 23,860,069
----------------------------------------------------------

EXPENSES:

Advisory fees                                    1,830,490
----------------------------------------------------------
Administrative services fees                        91,647
----------------------------------------------------------
Custodian fees                                      19,729
----------------------------------------------------------
Transfer agent fees - Class A                      160,531
----------------------------------------------------------
Transfer agent fees - Class B                       46,049
----------------------------------------------------------
Transfer agent fees - Class C                        5,831
----------------------------------------------------------
Trustees' fees                                       9,669
----------------------------------------------------------
Distribution fees - Class A                        805,244
----------------------------------------------------------
Distribution fees - Class B                        753,522
----------------------------------------------------------
Distribution fees - Class C                        101,726
----------------------------------------------------------
Interest expense                                       461
----------------------------------------------------------
Other                                              232,442
----------------------------------------------------------
    Total expenses                               4,057,341
----------------------------------------------------------
Less: Expenses paid indirectly                      (4,633)
----------------------------------------------------------
    Net expenses                                 4,052,708
----------------------------------------------------------
Net investment income                           19,807,361
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (3,713,985)
----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities      (26,831,659)
----------------------------------------------------------
    Net gain (loss) on investment securities   (30,545,644)
----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(10,738,283)
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 and 1998

                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 19,807,361    $ 18,756,162
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (3,713,985)        595,427
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (26,831,659)       (197,391)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                               (10,738,283)     19,154,198
------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                      (16,158,034)    (16,134,077)
------------------------------------------------------------------------------------------
  Class B                                                       (3,218,044)     (2,410,612)
------------------------------------------------------------------------------------------
  Class C                                                         (435,134)       (214,027)
------------------------------------------------------------------------------------------

Distributions in excess of net investment income:

  Class A                                                         (288,606)        (87,502)
------------------------------------------------------------------------------------------
  Class B                                                          (67,461)        (15,369)
------------------------------------------------------------------------------------------
  Class C                                                           (9,104)         (1,355)
------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       (8,643,725)      8,923,504
------------------------------------------------------------------------------------------
  Class B                                                        5,334,838      25,558,113
------------------------------------------------------------------------------------------
  Class C                                                          857,965       8,741,537
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (33,365,588)     43,514,410
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          409,993,217     366,478,807
------------------------------------------------------------------------------------------
  End of period                                               $376,627,629    $409,993,217
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $381,002,296    $383,815,745
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (80,397)        (73,902)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (4,597,802)       (883,817)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 303,532      27,135,191
------------------------------------------------------------------------------------------
                                                              $376,627,629    $409,993,217
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal, by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was increased by $362,527 and paid-in capital decreased by $362,527 as a result of differing book/tax treatment reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $2,805,103 as of December 31, 1999 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $91,647 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.

For the year ended December 31, 1999, AFS was paid $138,338 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $805,244, $753,522 and $101,726, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $97,187 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $123,118 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $4,178 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,633 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $4,633 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period. During the year ended December 31, 1999, the Fund borrowed minimal amounts under the line of credit agreement. Interest expense for the Fund for the year ended December 31, 1999 was $461.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $112,320,103 and $112,820,490, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 11,295,947
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (10,992,415)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $    303,532
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                      10,431,994   $  85,813,744    12,409,366   $ 103,769,637
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,700,766      30,098,258     5,306,019      44,489,342
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         851,082       6,903,087     1,294,847      10,824,561
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       1,102,784       8,919,262     1,031,670       8,611,126
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         264,015       2,137,326       183,219       1,532,455
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          31,375         254,074        16,529         138,044
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (12,703,387)   (103,376,731)  (12,388,704)   (103,457,259)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,338,570)    (26,900,746)   (2,444,886)    (20,463,684)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (780,440)     (6,299,196)     (265,347)     (2,221,068)
-----------------------------------------------------------------------------------------------------------------------
                                                                 (440,381)  $  (2,450,922)    5,142,713   $  43,223,154
=======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                1999         1998         1997         1996         1995
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period                          $   8.35     $   8.34     $   8.19     $   8.31     $   7.78
------------------------------------------------------------  --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                           0.41         0.42         0.42         0.43         0.43
------------------------------------------------------------  --------     --------     --------     --------     --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.61)        0.01         0.16        (0.12)        0.56
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total from investment operations                             (0.20)        0.43         0.58         0.31         0.99
------------------------------------------------------------  --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income                           (0.41)       (0.42)       (0.43)       (0.43)       (0.43)
------------------------------------------------------------  --------     --------     --------     --------     --------
  Returns of capital                                                --           --           --           --        (0.03)
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total distributions                                          (0.41)       (0.42)       (0.43)       (0.43)       (0.46)
------------------------------------------------------------  --------     --------     --------     --------     --------
Net asset value, end of period                                $   7.74     $   8.35     $   8.34     $   8.19     $   8.31
============================================================  ========     ========     ========     ========     ========
Total return(a)                                                  (2.45)%       5.28%        7.27%        3.90%       13.05%
============================================================  ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $294,720     $327,705     $318,469     $278,812     $284,803
============================================================  ========     ========     ========     ========     ========
Ratio of expenses to average net assets                           0.84%(b)     0.82%        0.90%        0.80%        0.88%
============================================================  ========     ========     ========     ========     ========
Ratio of net investment income to average net assets              5.01%(b)     5.00%        5.14%        5.29%        5.26%
============================================================  ========     ========     ========     ========     ========
Portfolio turnover rate                                             28%          19%          24%          26%          36%
============================================================  ========     ========     ========     ========     ========

(a) Does not deduct sales charges.
(b) Ratios are based on average daily net assets of $322,097,527.

                                                                CLASS B                                       CLASS C
                                        -------------------------------------------------------     ----------------------------
                                         1999        1998        1997        1996        1995        1999       1998       1997
                                        -------     -------     -------     -------     -------     ------     ------     ------
Net asset value, beginning of period    $ 8.37      $  8.36     $  8.19     $  8.31     $  7.78     $ 8.35     $ 8.35     $ 8.30
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
Income from investment operations:
  Net investment income                   0.35         0.36        0.36        0.37        0.39       0.35       0.36       0.15
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.62)        0.01        0.17       (0.13)       0.54      (0.61)        --       0.04
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
      Total from investment operations   (0.27)        0.37        0.53        0.24        0.93      (0.26)      0.36       0.19
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
Less distributions:
  Dividends from net investment income   (0.35)       (0.36)      (0.36)      (0.36)      (0.37)     (0.35)     (0.36)     (0.14)
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
  Returns of capital                        --           --          --          --       (0.03)        --         --         --
--------------------------------------  -------     -------     -------     -------     -------     ------     ------
      Total distributions                (0.35)       (0.36)      (0.36)      (0.36)      (0.40)     (0.35)     (0.36)     (0.14)
--------------------------------------  -------     -------     -------     -------     -------     ------     ------     ------
Net asset value, end of period          $ 7.75      $  8.37     $  8.36     $  8.19     $  8.31     $ 7.74     $ 8.35     $ 8.35
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Total return(a)                          (3.28)%       4.48%       6.59%       2.99%      12.14%     (3.16)%     4.36%      2.36%
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $72,256     $72,723     $47,185     $33,770     $21,478     $9,652     $9,565     $  825
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Ratio of expenses to average net
  assets                                  1.59%(b)     1.57%       1.66%       1.61%       1.68%(c)   1.59%(b)   1.57%      1.67%(d)
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Ratio of net investment income to
  average net assets                      4.26%(b)     4.25%       4.38%       4.49%       4.46%(e)   4.26%(b)   4.25%      4.37%(d)
======================================  =======     =======     =======     =======     =======     ======     ======     ======
Portfolio turnover rate                     28%          19%         24%         26%         36%        28%        19%        24%
======================================  =======     =======     =======     =======     =======     ======     ======     ======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $75,352,248 and $10,172,642 for Class B and Class C, respectively.
(c) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. The ratio of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements was 4.37% for 1995.

      AIM LIMITED MATURITY TREASURY FUND
      --------------------------------------------------------------------------

      Institutional Class

      AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

                                                   AIM-- Registered Trademark --

PROSPECTUS


      MAY 26, 2000



                                    This prospectus contains important
                                    information about the
                                    Institutional Class of the fund. Please
                                    read it before investing
                                    and keep it for future reference.

                                    As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


                                    An investment in the fund:



                                          - is not FDIC insured;



                                          - may lose value; and



                                          - is not guaranteed by a bank.


      [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash and shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*

--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year.

                                    [GRAPH]

                                              ANNUAL
YEAR ENDED                                     TOTAL
DECEMBER 31                                   RETURNS
-----------                                   -------
1990 .......................................   9.19%
1991 .......................................  10.62%
1992 .......................................   5.87%
1993 .......................................   4.68%
1994 .......................................   1.08%
1995 .......................................   9.67%
1996 .......................................   5.01%
1997 .......................................   6.22%
1998 .......................................   6.33%
1999 .......................................   2.88%



* The Institutional Class shares' year-to-date total return as of March 31, 2000
was         %.



  During the periods shown in the bar chart, the highest quarterly return was 3.27% (quarter ended December 31, 1999) and its lowest quarterly return was -0.15 (quarter ended March 31, 1994).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------------------
Institutional Class                               2.88%    6.00%      6.12%      6.40%     07/13/87
Lehman 1- to 2-Year U.S. Government Bond
  Index(1)                                        3.42%    6.11%      6.31%      6.62%(2)  07/31/88(2)
----------------------------------------------------------------------------------------------------


(1) The Lehman 1- to 2-Year U.S. Government Bond Index is an unmanaged index composed of U.S. Agency and Treasury issues with maturities of one to two years.
(2) The average annual total return given is since the date closest to the earliest date the index became available.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)               INSTITUTIONAL CLASS
------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)              INSTITUTIONAL CLASS
------------------------------------------------------
Management Fees                        0.20%

Distribution and/or
Service (12b-1) Fees                   None

Other Expenses                         0.11

 Total Annual Fund
 Operating Expenses                    0.31
------------------------------------------------------

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------
Institutional
  Class       $32      $100      $174       $393
-------------------------------------------------

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended July 31, 1999, the advisor received compensation of 0.20% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Laurie A. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Scott W. Johnson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by institutions, particularly banks, acting for themselves or in a fiduciary or similar capacity. The Institutional Class may be particularly appropriate for institutions investing short-term cash reserves for the benefit of customer accounts. Prospective investors should determine if an investment in the fund is consistent with the objectives of its customer account and with applicable state and federal laws and regulations.


  The Institutional Class of the fund is designed to be a convenient and economical vehicle for investing in a portfolio of direct U.S. Treasury obligations with remaining maturities of three (3) years or less. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing directly in securities. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.


  The price per share of the fund's shares will fluctuate inversely with changes in interest rates. However the price changes in the fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, but with less capital fluctuation than a long-term bond fund might provide.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly. CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains, if any, annually.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the six-month period ended January 31, 2000, is unaudited. The information for the five years ended July 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                      INSTITUTIONAL CLASS
                                                                ----------------------------------------------------------------
                                                  JANUARY 31,                         YEAR ENDED JULY 31,
                                                     2000          1999         1998         1997         1996          1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   [    ]    $    10.07   $    10.07   $     9.97   $     10.03   $      9.96
Income from investment operations:
  Net investment income                               [    ]          0.49         0.56         0.56          0.58          0.57
  Net gains (losses) on securities (both
    realized and unrealized)                          [    ]         (0.04)          --         0.10         (0.06)         0.07
  Total from investment operations                    [    ]          0.45         0.56         0.66          0.52          0.64
Less distributions:
  Dividends from net investment income                [    ]         (0.49)       (0.56)       (0.56)        (0.58)        (0.57)
Net asset value, end of period                    $   [    ]    $    10.03   $    10.07   $    10.07   $      9.97   $     10.03
Total return                                          [    ]          4.55%        5.66%        6.79%         5.27%         6.61%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $   [    ]    $   17,131   $   50,609   $   48,866   $   143,468   $   129,530
Ratio of expenses to average net assets               [    ]          0.31%(a)     0.32%        0.31%         0.27%         0.28%
Ratio of net investment income to average net
  assets                                              [    ]          4.84%(a)     5.51%        5.56%         5.72%         5.70%
Portfolio turnover rate                               [    ]           184%         133%         130%          117%          120%
--------------------------------------------------------------------------------------------------------------------------------


(a) Ratios are based on average net assets of $30,940,119.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1,000,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Shares of the Institutional Class of the fund are sold on a continuing basis at their net asset value. Although no sales charge is imposed in connection with the purchase of shares, banks or other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of shares of the fund should consult with such institutions to obtain a schedule of such fees. Institutions may be requested to maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution's master accounts and subaccounts with the fund may be aggregated for the purpose of the minimum investment requirement. Prior to the initial purchase of shares, an account application must be completed and sent to A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497. An account application may be obtained from the transfer agent.



  In order to be accepted for execution, purchase orders must be submitted in proper form and received during the hours of the customary trading session of the New York Stock Exchange (NYSE) is open for business and such orders will be confirmed at the net asset value determined as of the close of the customary trading session of the NYSE on that day (trade date). Subsequent purchases of shares of the fund may also be made via AIM LINK Remote, a personal computer application software product.


  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the fund and must be made on the "settlement date," which shall be the next business day of the fund following the trade date. Federal Reserve wires should be sent as early as possible on the settlement date in order to facilitate crediting to the shareholder's account. Any funds received in respect to an order which is not accepted by the fund and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify which fund is being purchased, otherwise any funds received will be returned to the sending institution.

REDEEMING SHARES

TIMING OF REDEMPTIONS


You can redeem shares during the hours of the customary trading session of the NYSE is open for business. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  A shareholder may redeem any or all of its shares at the net asset value next determined after receipt of the redemption request in proper form by the fund. Redemption requests with respect to shares for which certificates have not been issued are normally made by calling the transfer agent.

  Shareholders may request a redemption by telephone. The transfer agent and the distributor will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction. Redemption of shares of the fund may also be made via AIM LINK Remote.

TIMING AND METHOD OF PAYMENT


If a redemption request is received during the hours of the customary trading session of the NYSE is open for business, the redemption will be effected at the net asset value determined as of the close of that day (the redemption date).


  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. The proceeds of a redemption request will be wired on the next business day following the redemption date.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts under $1,000 may, at the option of the fund, be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

REDEMPTIONS BY THE FUND

If the fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

  The fund is permitted to redeem shares in any account with a net asset value less than $500.

  The fund reserves the right at any time to:

- reject or cancel any part of any purchase order;

- modify any terms or conditions of purchase of shares of the fund; or

- withdraw all or any part of the offering made by this prospectus.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value.


  The fund values all other securities and assets at their fair value. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the fund. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market.



  The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.


TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, information showing the amount of dividends and distributions you received from the fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investment in fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 AIM Limited Maturity Treasury Fund
 SEC 1940 Act file number: 811-5686
-----------------------------------

[AIM LOGO APPEARS HERE]        www.aimfunds.com         INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                                  STATEMENT OF

                             ADDITIONAL INFORMATION





                         AIM INVESTMENT SECURITIES FUNDS


                       AIM LIMITED MATURITY TREASURY FUND


                               INSTITUTIONAL CLASS




                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005



                                 ---------------




        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
            IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE
                 OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                    A I M FUND SERVICES, INC., P.O. BOX 0843,
                            HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005





                                 ---------------







             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 26, 2000
                  RELATING TO THE PROSPECTUS DATED MAY 26, 2000

                                TABLE OF CONTENTS



                                                                                                               PAGE
INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE FUND................................................................................1

         The Fund and Its Shares..................................................................................1

MANAGEMENT........................................................................................................3

         Trustees and Officers....................................................................................3
         Remuneration of Trustees.................................................................................7
         AIM Funds Retirement Plan for Eligible Directors/Trustees................................................8
         Deferred Compensation Agreements.........................................................................9
         The Investment Advisor...................................................................................9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................11

         Limited Maturity Treasury Fund..........................................................................12
         AIM High Yield Fund.....................................................................................13
         AIM High Yield Fund II..................................................................................14
         AIM Income Fund.........................................................................................14
         AIM Intermediate Government Fund........................................................................15
         AIM Money Market Fund...................................................................................16
         AIM Municipal Bond Fund.................................................................................16

PURCHASES AND REDEMPTIONS........................................................................................17

         Net Asset Value Determination...........................................................................17
         The Distribution Agreement..............................................................................18
         Suspension of Redemption Rights.........................................................................18
         Redemptions by the Fund.................................................................................18

INVESTMENT PROGRAM AND RESTRICTIONS..............................................................................19

         Investment Program......................................................................................19
         Investment Restrictions.................................................................................21

PERFORMANCE INFORMATION..........................................................................................23

         Yield Calculations......................................................................................23
         Total Return Calculations...............................................................................24
         Historical Portfolio Results............................................................................24

PORTFOLIO TRANSACTIONS...........................................................................................25

         General Brokerage Policy................................................................................25
         Allocation of Portfolio Transactions....................................................................26
         Section 28(e) Standards.................................................................................26
         Portfolio Turnover......................................................................................27

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................27

         Dividends and Distributions.............................................................................27
         Tax Matters.............................................................................................28
         Qualification as a Regulated Investment Company.........................................................28
         Excise Tax on Regulated Investment Companies............................................................29
         Fund Distributions......................................................................................29
         Sale or Redemption of Fund Shares.......................................................................30
         Foreign Shareholders....................................................................................31
         Effect of Future Legislation; Local Tax Considerations..................................................31


MISCELLANEOUS INFORMATION........................................................................................32

         Shareholder Inquiries...................................................................................32
         Audit Reports...........................................................................................32
         Legal Matters...........................................................................................32
         Transfer Agent and Custodian............................................................................32
         Other Information.......................................................................................32

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Investment Securities Funds (the "Trust") is a series mutual fund currently offering seven investment portfolios: the AIM Limited Maturity Treasury Fund (the "Fund") AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Currently, the Fund has two classes of shares, consisting of the Institutional Class and the Class A shares. This Statement of Additional Information relates solely to the Institutional Class of the Fund.

         The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus for the Institutional Class (the "Prospectus"), dated May 26, 2000. Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Fund Services, Inc., P.O. Box 0843, Houston, Texas 77001-0843 or by calling
(800) 659-1005. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Class. Some of the information required to be in this Statement of Additional Information is also included in the current Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

         The Fund is an open-end, series portfolio of the Trust. The Trust is an open-end, series, management investment company, and may consist of one or more series portfolios as authorized from time to time by the Board of Trustees. The Trust was originally organized as a Maryland corporation on November 4, 1988. On October 15, 1993, the Trust was reorganized as a Delaware business trust and the Fund, which previously had been a portfolio of another open-end investment company, was redomesticated as a portfolio of the Trust. A copy of the Trust's Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, (the "Declaration of Trust") is on file with the SEC.

         Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder, or at the option of the Fund in certain circumstances.

         Shareholders of the Trust do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any portfolio or class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of the holders of a majority of the outstanding shares of the Trust, such portfolio or such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, any portfolio or any class thereof with respect to which there are fewer than 100 holders of record.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, $0.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Trust.

         The assets received by the Trust for the issuance or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees and officers of the Trust will not be personally responsible for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Declaration of Trust protects a trustee against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers, employees or agents of the Trust if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his official care or conduct in his official capacity for the Trust, that his conduct was in the Trust's best interests, (2) in all of the cases, that his conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he had no reason to believe that his conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         All shares of the Trust have equal rights with respect to voting, except that (i) the holders of shares of all classes of a particular portfolio, voting together, will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that portfolio, and (ii) the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class. The holders of each class have distinctive rights with respect to dividends. In the event of dissolution or liquidation, holders of each portfolio's shares will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares related, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated between the portfolios based on the respective liquidation values of each such portfolio.

         The Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written instrument signed by at least two-thirds of the trustees of the Trust or by a vote of the holders of two-thirds of the outstanding shares present at a meeting of which a quorum is present and which has been duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.

         As used herein, the term "majority of the outstanding shares" of beneficial interest of the Trust or a portfolio means, respectively, the lesser of (i) 67% or more of the shares of beneficial interest of the Trust or the portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of beneficial interest of the Trust or the portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of beneficial interest of the Trust or the portfolio.


         The Institutional Class and the Class A shares of the Fund have different shareholders and are allocated certain differing class expenses, such as distribution and/or service fees related to their respective shares. To obtain information about the Class A shares, please call A I M Fund Services, Inc., a registered broker-dealer and wholly owned subsidiary of A I M Advisors, Inc. ("AIM"), at (800) 347-4246. A I M Distributors ("AIM Distributors") is the exclusive distributor of the Class A shares.


         There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional classes or series of the Trust's shares without shareholder approval.

                                   MANAGEMENT


         The overall management of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund, including the Master Investment Advisory Agreement and Master Administrative Services Agreement with AIM, the agreement with Fund Management Company regarding distribution of the Fund's shares, the agreement with The Bank of New York as the custodian and the agreement with A I M Fund Services, Inc. ("AFS") as transfer agent. The day-to-day operations of the Fund is delegated to the officers of the Trust and to AIM, subject always to the investment objective, restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.


TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM ("AIM Funds"). Certain of the executive officers of the Trust hold similar offices with some or all of such investment companies.



====================================================================================================================
                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE
         NAME, ADDRESS AND AGE                 REGISTRANT        PAST 5 YEARS
=====================================================================================================================
*CHARLES T. BAUER (81)                    Trustee and Chairman   Director and Chairman, A I M Management Group
                                                                 Inc., A I M Advisors, Inc., A I M Capital
                                                                 Management, Inc., A I M Distributors, Inc.,
                                                                 A I M Fund Services, Inc. and Fund Management
                                                                 Company; and Executive Vice Chairman and Director,
                                                                 AMVESCAP PLC.

---------------------------------------------------------------------------------------------------------------------

BRUCE L. CROCKETT (56)                          Trustee          Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation; and Chairman, Board
                                                                 of Governors of INTELSAT (international
                                                                 communications company).

---------------------------------------------------------------------------------------------------------------------

OWEN DALY II (75)                               Trustee          Formerly, Director, Cortland Trust Inc.
Six Blythewood Road                                              (investment company).  CF & I Steel Corp.,
Baltimore, MD 21210                                              Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.

---------------------------------------------------------------------------------------------------------------------

EDWARD K. DUNN, JR. (64)                        Trustee          Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 8th Floor,                                      Mortgage Corp.  Formerly, Vice Chairman of the
Suite 805                                                        Board of Directors, President and Chief Operating
Baltimore, MD 21201                                              Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                 President, Mercantile Bankshares.

---------------------------------------------------------------------------------------------------------------------

JACK M. FIELDS (48)                             Trustee          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                        (foreign trading company) and Twenty First Century
Jetero Plaza, Suite E                                            Group, Inc. (a governmental affairs company).
Humble, TX 77338                                                 Formerly, Member of the U.S. House of
                                                                 Representatives.

---------------------------------------------------------------------------------------------------------------------

**CARL FRISCHLING (63)                           Trustee         Partner, Kramer Levin Naftalis & Frankel  LLP (law
  919 Third Avenue                                               firm).
  New York, NY 10022

---------------------------------------------------------------------------------------------------------------------

------------------------

    * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

    ** A trustee who is an "interested person" of the Trust as defined in the 1940 Act



=====================================================================================================================
                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE
         NAME, ADDRESS AND AGE                 REGISTRANT        PAST 5 YEARS
=====================================================================================================================
*ROBERT H. GRAHAM  (53)                  Trustee and President   Director, President and Chief Executive Officer,
                                                                 A I M Management Group Inc.; Director and
                                                                 President, A I M Advisors, Inc.; Director and
                                                                 Senior Vice President, A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc., and Fund Management Company; and
                                                                 Director and CEO Managed Products, AMVESCAP PLC.

---------------------------------------------------------------------------------------------------------------------

PREMA MATHAI-DAVIS (49)                         Trustee          Chief Executive Officer, YWCA of the USA.
350 Fifth Avenue, Suite 301
New York, NY 10118
---------------------------------------------------------------------------------------------------------------------

LEWIS F. PENNOCK  (57)                          Trustee          Partner, Pennock & Coopers (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

---------------------------------------------------------------------------------------------------------------------

LOUIS S. SKLAR (60)                             Trustee          Executive Vice President, Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

---------------------------------------------------------------------------------------------------------------------

GARY T. CRUM (52)                        Senior Vice President   Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director,
                                                                 A I M Distributors, Inc. and AMVESCAP PLC.

---------------------------------------------------------------------------------------------------------------------

CAROL F. RELIHAN  (45)                   Senior Vice President   Director, Senior Vice President, General Counsel
                                             and Secretary       and Secretary, A I M Advisors, Inc.; Senior Vice
                                                                 President, General Counsel and Secretary,
                                                                 A I M Management Group Inc.; Director, Vice
                                                                 President and General Counsel, Fund Management
                                                                 Company; General Counsel and Vice President, A I M
                                                                 Fund Services, Inc.; and Vice President, A I M
                                                                 Capital Management, Inc. and A I M Distributors,
                                                                 Inc.

---------------------------------------------------------------------------------------------------------------------



    * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.



=====================================================================================================================
                                          POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE
         NAME, ADDRESS AND AGE                 REGISTRANT        PAST 5 YEARS
=====================================================================================================================
DANA R. SUTTON  (41)                       Vice President and    Vice President and Fund Controller, A I M
                                               Treasurer         Advisors, Inc.; and Assistant Vice President and
                                                                 Assistant Treasurer, Fund Management Company.

---------------------------------------------------------------------------------------------------------------------

MELVILLE B. COX  (56)                        Vice President      Vice President and Chief Compliance Officer,
                                                                 A I M Advisors, Inc., A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc.,  A I M Fund
                                                                 Services, Inc. and Fund Management Company.

---------------------------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (40)                       Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc. and Vice President, A I M Advisors, Inc.

---------------------------------------------------------------------------------------------------------------------





         The standing Committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

REMUNERATION OF TRUSTEES

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any Committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee or director of other funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.



         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:




============================================================================================================
                                                                        RETIREMENT
                                                  AGGREGATE              BENEFITS                 TOTAL
                                                 COMPENSATION             ACCRUED             COMPENSATION
                                                   FROM THE               BY ALL                FROM ALL
                      TRUSTEE                      TRUST(1)            AIM FUNDS(2)           AIM FUNDS(3)
-----------------------------------------------------------------------------------------------------------
Charles T. Bauer                                $        0               $        0              $        0
-----------------------------------------------------------------------------------------------------------

Bruce L. Crockett                                    1,947                   37,485                 103,500
-----------------------------------------------------------------------------------------------------------

Owen Daly II                                         1,947                  122,898                 103,500
-----------------------------------------------------------------------------------------------------------

Edward K. Dunn, Jr                                   1,947                   55,565                 103,500
-----------------------------------------------------------------------------------------------------------

Jack M. Fields                                       1,941                   15,826                 101,500
-----------------------------------------------------------------------------------------------------------

Carl Frischling(4)                                   1,937                   97,791                 103,500
-----------------------------------------------------------------------------------------------------------

Robert H. Graham                                         0                        0                       0
-----------------------------------------------------------------------------------------------------------

John F. Kroeger(5)                                     198                   40,461                       0
-----------------------------------------------------------------------------------------------------------

Prema Mathai-Davis                                   1,798                   11,870                 101,500
-----------------------------------------------------------------------------------------------------------

Lewis F. Pennock                                     1,973                   45,766                 103,500
-----------------------------------------------------------------------------------------------------------

Ian W. Robinson(6)                                   1,266                   94,442                  25,000
-----------------------------------------------------------------------------------------------------------

Louis S. Sklar                                       1,931                   90,232                 101,500
===========================================================================================================


----------------------


(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 1999, including earnings thereon, was $11,681.

(2) During the fiscal year ended July 31, 1999, the total estimated amount of expenses allocated to the Trust in respect of such retirement benefits was $2,794. Data reflects compensation estimated for the calendar year ended December 31, 1999.

(3) Each trustee serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1999. Data reflect total compensation earned during the calendar year ended December 31, 1999.

(4) During the fiscal year ended July 31, 1999, the Trust paid $6,343.00 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel, LLP for services rendered to the independent trustees of the Trust.

(5) Mr. Kroeger was a trustee until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."


(6)      Mr. Robinson was a trustee until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES


         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 10, and 1 years, respectively.

                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


===============================================================================
      Number of Years   Annual Retirement Compensation Paid By All Applicable
      of Service With                         AIM Funds
         AIM Funds
===============================================================================
             10                                $67,500
-------------------------------------------------------------------------------
              9                                $60,750
-------------------------------------------------------------------------------
              8                                $54,000
-------------------------------------------------------------------------------
              7                                $47,250
-------------------------------------------------------------------------------
              6                                $40,500
-------------------------------------------------------------------------------
              5                                $33,750
===============================================================================


DEFERRED COMPENSATION AGREEMENTS


         Messrs. Daly, Dunn, Fields, Frischling, and Sklar and Dr. Mathai-Davis (the "Deferring Trustees") have each executed a Deferred Compensation Agreement. Pursuant to the agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


THE INVESTMENT ADVISOR


         AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor to the Fund pursuant to a Master Investment Advisory Agreement with the Trust (the "Advisory Agreement"), and a Master Administrative Services Agreement with AIM. AIM was organized in 1976, and together with its subsidiaries, advises or manages over 120 investment portfolios encompassing a broad range of investment objectives.


         AIM is a wholly owned subsidiary of AIM Management, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers." A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven (7) days of an AIM Fund transaction involving the same security, unless the security qualifies for a de minimis exemption for which the trade would be allowed if the issuer of the security has a market capitalization of $2 billion or more and such a request can only be granted once every thirty days for no more than 2,000 shares, and (iii) transactions involving securities being considered for investment by an AIM Fund, unless the security qualifies for the de minimis exemption, as previously explained, for which the personal security trade would be allowed even if the security is being considered for investment by an AIM Fund and, (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits AIM employees who are registered with NASD from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.


         The Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

         Pursuant to the terms of the Advisory Agreement, AIM manages the investments of the Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Pursuant to the Advisory Agreement, AIM receives a fee as compensation for its services with respect to the Fund, calculated daily and paid monthly, at an annual rate equal to 0.20% of the first $500 million of the Fund's aggregate average daily net assets, plus 0.175% of the Fund's aggregate average daily net assets in excess of $500 million.


         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


         AIM's compensation for advisory services rendered in connection with securities lending is included in the current advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund shall pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fees, and has agreed to seek Board approval prior to its receipt of all or a portion of such fees.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         In addition to the fees paid to AIM pursuant to the Advisory Agreement and the Master Administrative Services Agreement (the "Administrative Service Agreement"), the Trust, on behalf of the Fund, also pays or causes to be paid all other expenses attributable to the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Fund; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the cost and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Fund and supplements thereto; expenses of shareholders' and trustees' meetings; fees and travel expenses of trustees and trustee members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel, including counsel to the Non-Interested Trustees of the Trust or AIM, and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust; and extraordinary expenses (including but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing reports to shareholders, prospectuses and statements of additional information (other than those reports to shareholders, prospectuses and statements of additional information distributed to existing shareholders of the Institutional Shares) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of shares of the Institutional Shares.


         Expenses of the Trust which are not directly attributable to the operations of any class of shares or Portfolio of the Trust are prorated among all classes of the Trust based upon the relative net assets of each class or Portfolio. Expenses of the Trust which are not directly attributable to a specific class of shares but are directly attributable to a specific Portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Trust which are directly attributable to a specified class of shares are charged against the income available for distribution as dividends to such shares.

         During the fiscal years ended July 31, 1999, 1998 and 1997, AIM received advisory fees of $850,738, $855,900 and $837,760, respectively, pursuant to the Advisory Agreement. During the fiscal years ended July 31, 1999, 1998 and 1997, AIM was reimbursed $70,069, $59,396 and $66,785, respectively, pursuant to the Administrative Services Agreement.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         To the best of the Trust's knowledge, as of March 1, 2000, the trustees and officers of the Trust owned less than 1% of the outstanding shares of all classes of the Trust.

LIMITED MATURITY TREASURY FUND


         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding shares of the Institutional Class and Class A shares of the Fund, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:





                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------
      INSTITUTIONAL CLASS:

      Frost National Bank Tx                            28.05%                                   -0-
      Muir & Co. c/o Frost
      P.O. Box 2479
      San Antonio, TX 78298-2479

      Esor & Co.                                        27.74%                                   -0-
      Attn:  Trust Operations
      P.O. Box 19006
      Green Bay, WI 54307-9006

      Chase Bank of Texas -                              21.58%                                   -0-
      OBIE & CO
      Attn:  Mutual Fund Unit
      MS 16-HCB-09
      PO Box 200547
      Houston, TX 77216-0547

      U.S. Bank of Washington                             -0-                                    15.39%
      555 S W Oak
      Portland, OR 97208 3168

      Strafe & Co.FBO various shareholders               5.41%                                   -0-
      P.O. Box 160
      Westerville, OH 43086-0160

      CLASS A SHARES:

      Merrill Lynch Pierce Fenner & Smith               14.72%                                   -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

-------------------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

AIM HIGH YIELD FUND


         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of AIM High Yield Fund, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:





                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      -----------------                              ----------                              ----------------
      CLASS A SHARES:

      Merrill Lynch Pierce Fenner & Smith               5.76%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith              13.59%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246


      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith              17.34%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      Banc One Securities Corp
      FBO The One Investment Solution
      733 Greencrest Drive
      Westerville, OH 43081                            10.60%                                      -0-

---------------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

AIM HIGH YIELD FUND II

         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of AIM High Yield Fund II, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:




                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------
      CLASS A SHARES:

      Jonathan C. Schoolar                              -0-                                      12.67%
      3722 Tartan Lane
      Houston, TX 77025

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith              10.55%                                     -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith              10.68%                                     -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246



AIM INCOME FUND

         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of AIM Income Fund, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:

--------------------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------
      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith               8.64%                                     -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith              13.27%                                     -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246



AIM INTERMEDIATE GOVERNMENT FUND


         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of AIM Intermediate Government Fund, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:




                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------
      CLASS A SHARES:

      Merrill Lynch Pierce Fenner & Smith              7.69%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith             19.92%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246


------------------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                               ----------                              ----------------

      CLASS C SHARES:


      Merrill Lynch Pierce Fenner & Smith              21.05%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246
      Acct#  3800610002



AIM MONEY MARKET FUND

         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of AIM Money Market Fund, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:




                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                of Record and
      of Owner                                         Record*                                 Beneficially
      -----------------                              -----------                             ----------------

      AIM CASH RESERVE SHARES

      A I M Advisors, Inc.                              -0-                                     6.46%
      Greenway Plaza Ste 1919
      Attn: David Hessel
      Houston, TX  77046



AIM MUNICIPAL BOND FUND

         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of AIM Municipal Bond Fund, as of March 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:




---------------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                                                    Percentage                              Percentage Owned
      Name and Address                                Owned of                                of Record and
      of Owner                                         Record*                                 Beneficially
      ----------------                              ----------                              -----------------
      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith              11.83%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith              23.50%                                      -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246



                            PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         A complete description of the manner by which shares of the Institutional Class may be purchased appears in the Prospectus under the caption "Purchasing Shares."

         Shares of the Institutional Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares. The net asset value of the Fund varies depending on the market value of its assets.


         In accordance with the current rules and regulations of the SEC, the net asset value per share of the Fund is determined once daily as of the close of the customary trading session of the New York Stock Exchange (the "NYSE") which is generally 4:00 p.m. Eastern Time on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the customary trading session of the NYSE on such day. Net asset value per share of the Fund is determined by subtracting the liabilities (e.g., accrued expenses and dividends payable) of the Fund allocated to the class from the value of securities, cash and other assets (including interest accrued but not collected) of the Fund allocated to the class, and dividing the result by the total number of shares outstanding of such class of the Fund. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         Securities will be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities


---------------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares," "Redeeming Shares" and "Pricing of Shares" in the Prospectus.)

         The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

THE DISTRIBUTION AGREEMENT

         The Trust has entered into a Distribution Agreement with FMC (the "Distribution Agreement"), pursuant to which FMC has agreed to act as the exclusive distributor of shares of the Institutional Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Institutional Class either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Institutional Class and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Institutional Class. FMC does not receive any fees from the Fund pursuant to the Distribution Agreement.

         FMC is a registered broker-dealer and is also a wholly owned subsidiary of AIM. Certain trustees and officers of the Trust are affiliated with FMC.

         The Distribution Agreement will continue from year to year only if such continuation is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Trustees by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate in the event of its "assignment," as defined in the 1940 Act.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

REDEMPTIONS BY THE FUND

         If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

         If the fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       INVESTMENT PROGRAM AND RESTRICTIONS



         Set forth in this section is a description of the Fund's investment policies, strategies and practices. The investment objective of the Fund is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval. The Fund's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. Any percentage limitations with respect to assets of the Fund will be applied at the time of purchase.


INVESTMENT PROGRAM


         To achieve its objective, the Fund will invest in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury. The Fund may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund does not intend to engage in margin transactions, short sales, or put or call options. The Fund will only purchase securities whose maturities do not exceed three (3) years. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half (1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund. Any percentage limitations with respect to assets of the Fund will be applied at the time of purchase.

         Limited Maturity does not intend to engage in margin transactions.


         Loans of Portfolio Securities. Subject to its investment restrictions (see "Investment Restrictions") the Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or U.S. Treasury obligations which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities; provided, however, that such loans are made according to the guidelines of the SEC and the Trust's Board of Trustees. The Fund will be entitled to the interest paid upon investment of the cash collateral in its permitted investments, or to the payment of a premium or fee for the loan. The Fund may at any time call such loans and obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The Fund will only engage in securities lending transactions with broker-dealers registered with the SEC, or with federally supervised banks or savings and loan associations.


         When-Issued or Delayed Delivery Trading. The Fund may purchase U.S. Treasury obligations on a when-issued basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery to take place in the future in order to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Fund will segregate cash or short-term U.S. Treasury obligations in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and when-issued purchase transactions. No delayed delivery or when-issued commitments will be made if, as a result, more than 25% of the Fund's net assets would be so committed.

         Borrowing. Subject to its investment restrictions (see "Investment Restrictions"), the Fund may borrow money from banks for temporary or emergency purposes such as to meet redemption requests which might otherwise require the untimely disposition of securities. The Fund may not borrow for the purpose of increasing income. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Fund believes that, in the event of abnormally heavy redemption requests, its borrowing provisions would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.


         Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. It is the current operating policy of the Fund to enter into reverse repurchase agreements (which are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act")) only for temporary or emergency purposes and not as a means to increase income, even though the Fund's investment restrictions permit the Fund to engage in reverse repurchase agreements for income enhancement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Treasury obligations having a value equal to the repurchase price under such reverse repurchase agreement.


         Illiquid Securities. The Fund will limit its investment in illiquid securities to no more than 15% of its net assets, including repurchase agreements with remaining maturities in excess of seven days.


         Investment in Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Fund.


         Temporary Defensive Investments. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash and money market instruments. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

         Repurchase Agreements. The Fund's investment policies permit the Fund to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of an investment contract from a financial institution, such as a bank or broker-dealer, which contract is secured by U.S. Treasury obligations of the type described above whose value is equal to or greater than the value of the repurchase agreement, including the agreed-upon interest. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by the Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligation, the Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. The Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by the Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, the Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess of seven calendar days from the date of acquisition by the Fund, unless the Fund has the right to require the selling institution to repurchase the underlying securities within seven days of the date of acquisition.

         The investment program described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Fund.


INVESTMENT RESTRICTIONS

         Fundamental Restrictions. The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.



         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which the advisor must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


Non-Fundamental Restrictions. The following non-fundamental investment restrictions apply to the Fund. They may be changed without approval of the Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may
    (i) purchase securities of other investment companies as permitted by
    Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.


         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.



         For purposes of the Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.



         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of the Fund are eligible for investment by a federal credit union. In order to ensure that shares of the Fund meet the requirements for eligibility for investment by federal credit unions, the Fund has adopted the following policies:


                  (a) The Fund will enter into repurchase agreements only with:
                  (a) banks insured by the Federal Deposit Insurance Corporation ("FDIC"); (b) savings and loan associations insured by the FDIC; or (c) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.




                             PERFORMANCE INFORMATION

YIELD CALCULATIONS


         Yields for the Institutional Class used in advertising are computed as follows: (a) divide the interest and dividend income of the Institutional Class for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period; (b) divide the figure arrived at in step (a) by the net asset value of the Institutional Class at the end of the period; and (c) annualize the result (assuming compounding of income) in order to arrive at an annual percentage rate. For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

         Income calculated for the purposes of calculating the yield of the Institutional Class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Institutional Class may differ from the rate of distributions the Institutional Class paid over the same period or the rate of income reported in the financial statements of the Institutional Class.


         The Fund may also quote the distribution rate for the Institutional Class, which expresses the historical amount of income dividends of the Institutional Class to its shareholders as a percentage of the net asset value per share of the Institutional Class. The distribution rate for the Institutional Class for the thirty day period ended January 31, 2000 was 5.34%. This distribution rate was calculated by dividing dividends declared over the thirty days ended January 31, 2000 by the net asset value per share of the Institutional Class at the end of that period and annualizing the result.


TOTAL RETURN CALCULATIONS


         Total returns quoted in advertising reflect all aspects of the Institutional Class' return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share of the Institutional Class over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Institutional Class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance of the Institutional Shares is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Institutional Class.


         In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS


         The following chart shows the total returns for the Institutional Class for the twelve months and the five and ten year periods ended January 31, 2000.




                                         AVERAGE
                                         ANNUAL    CUMULATIVE
                                         RETURN      RETURN
                                         -------   -----------
Twelve months ended 01/31/00 ......       2.61%       2.61%
Five years ended 01/31/00 .........       5.73%      32.14%
Ten years ended 01/31/00 ..........       6.10%      80.82%



         The 30 day yield of the Institutional Class as of January 31, 2000 was 5.74%.

         A hypothetical investment of $1,000 in the Institutional Class made at the beginning of the twelve-month period ended January 31, 2000 would have been worth $1,026.09. During the five-year period ended January 31, 2000, a hypothetical $1,000 investment in the Institutional Class at the beginning of such period would have been worth $1,321.35. A hypothetical investment of $1,000 made at the beginning of the ten-year period ended January 31, 2000, would have been worth $1,808.21, assuming in each case that all distributions were reinvested.


         The performance of the Institutional Class may be compared in advertising to the performance of other mutual funds in general or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Inc. and other independent services which monitor the performance of mutual funds. The Institutional Class may also advertise mutual fund performance rankings which have been assigned to the Institutional Class by such monitoring services.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in the Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since most purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event a Fund purchases securities traded in the over-the-counter market, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.


         The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchases or sell a security from or to another AIM Fund or account (and may invest in affiliated money funds) provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


ALLOCATION OF PORTFOLIO TRANSACTIONS



         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         The Fund paid no brokerage commissions to brokers affiliated with that Fund during the past three fiscal years of the Fund.



PORTFOLIO TURNOVER

         Changes in the portfolio holdings of the Fund are made without regard to whether a sale would result in a profit or loss. High portfolio turnover involves correspondingly greater transaction costs which are borne directly by the Fund, and may increase capital gains which are taxable as ordinary income when distributed to shareholders.



                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         The dividends accrued and paid for each class of the Fund's shares will consist of: (a) interest accrued and discounts earned (including both original issue and market discount) for the Fund, allocated based upon each class's pro rata share of the net assets of the Fund, less (b) Trust expenses accrued for the applicable dividend period attributable to the Fund, such as custodian fees, trustee's fees, and accounting and legal expenses, allocated based upon each class's pro rata share of the net assets of the Fund, less (c) expenses directly attributable to each class which accrued for the applicable dividend period, such as shareholder servicing plan expenses, if any, or transfer agent fees unique to each class.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of the Fund. Accordingly, dividends begin accruing on the first business day of the Fund following the day on which a purchase order for shares of the Fund is effective, and accrue through the day on which a redemption order is effective. Thus, if a purchase order is effective on a Friday, dividends will begin accruing on the following Monday (unless such day is not a business day of the Fund).

         All dividends declared during a month will be paid by check or wire transfer. (Wire transfers may only be made in amounts of $1,000 or more.) In such case, payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends and distributions automatically reinvested in additional full and fractional shares of the Fund at the net asset value of such shares. Such election, or any revocation thereof, must be made in writing by the institution to AFS at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, if the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         The Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income gain or loss for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS


         The Fund anticipates distributing substantially all of its investment company taxable income and net short-term capital gain for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they are not expected to qualify for the 70% dividends received deduction for corporations.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or any other fund in the AIM Funds). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

         The Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF FUND SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extent otherwise provided in future Treasury regulations, any long-term capital gain recognized by a noncorporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


         If a shareholder (i) incurs a sales load in acquiring shares of the Fund, (ii) disposes of such shares less than 91 days after they are acquired and
(iii) subsequently acquires shares of the same or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss recognized.


FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends and return of capital distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the Fund.

                            MISCELLANEOUS INFORMATION

SHAREHOLDER INQUIRIES

         Shareholder inquiries concerning the status of an account should be directed to the Fund at P.O. Box 0843, Houston, Texas 77001-0843, or may be made by calling (800) 659-1005.

AUDIT REPORTS

         The Trust furnishes holders of the Institutional Class with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held by the Fund and its financial statements. The annual financial statements are audited by the Fund's independent certified public accountants. The Board of Trustees has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Fund.

LEGAL MATTERS


         Certain legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


TRANSFER AGENT AND CUSTODIAN

         The Fund and AFS, a wholly owned subsidiary of AIM and registered transfer agent, have entered into the Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Bank of New York acts as custodian for the Fund's portfolio securities and cash. The Bank of New York attends to the collection of principal and income, pays and collects all monies for securities bought and sold for the Fund, and performs certain other ministerial duties. The Bank of New York and AFS receive such compensation from the Trust for their services as is agreed to from time to time. The address of The Bank of New York is 90 Washington Street, 11th Floor, New York, New York 10286.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered pursuant to the Prospectus. The Registration Statement is available for inspection by the public at the SEC in Washington, DC.

                              FINANCIAL STATEMENTS



                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

KPMG LLP

September 3, 1999
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 1999

                                                              PRINCIPAL
                                                               AMOUNT             MARKET
                                             MATURITY           (000)             VALUE
U.S. TREASURY SECURITIES

U.S. TREASURY NOTES-100.19%

5.125%                                        8/31/00         $ 34,330         $ 34,238,339
-------------------------------------------------------------------------------------------
4.50%                                         9/30/00           34,000           33,648,440
-------------------------------------------------------------------------------------------
4.00%                                        10/31/00           34,060           33,472,806
-------------------------------------------------------------------------------------------
4.625%                                       11/30/00           34,100           33,734,789
-------------------------------------------------------------------------------------------
4.625%                                       12/31/00           35,100           34,681,959
-------------------------------------------------------------------------------------------
4.50%                                         1/31/01           34,100           33,607,255
-------------------------------------------------------------------------------------------
5.00%                                         2/28/01           34,500           34,222,965
-------------------------------------------------------------------------------------------
4.875%                                        3/31/01           34,000           33,625,660
-------------------------------------------------------------------------------------------
5.00%                                         4/30/01           34,200           33,877,836
-------------------------------------------------------------------------------------------
5.25%                                         5/31/01           34,240           34,031,136
-------------------------------------------------------------------------------------------
5.75%                                         6/30/01           34,090           34,160,907
-------------------------------------------------------------------------------------------
5.50%                                         7/31/01           34,700           34,623,660
-------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities (Cost $410,249,128)                     407,925,752
-------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS-100.19%                                              407,925,752
-------------------------------------------------------------------------------------------
         LIABILITIES LESS OTHER
           ASSETS-(0.19%)                                                          (777,262)
-------------------------------------------------------------------------------------------
         NET ASSETS-100.00%                                                    $407,148,490
===========================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1999

ASSETS:

Investments, at market value (cost $410,249,128)              $407,925,752
--------------------------------------------------------------------------
Cash                                                             2,864,297
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                              34,703,269
--------------------------------------------------------------------------
  Fund shares sold                                               3,745,894
--------------------------------------------------------------------------
  Interest                                                       4,198,519
--------------------------------------------------------------------------
Investment in deferred compensation plan                            30,068
--------------------------------------------------------------------------
Other assets                                                        54,032
--------------------------------------------------------------------------
    Total assets                                               453,521,831
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                         34,638,671
--------------------------------------------------------------------------
  Fund shares reacquired                                        10,858,373
--------------------------------------------------------------------------
  Dividends                                                        495,043
--------------------------------------------------------------------------
  Deferred compensation                                             30,068
--------------------------------------------------------------------------
Accrued advisory fees                                               71,337
--------------------------------------------------------------------------
Accrued distribution fees                                           74,125
--------------------------------------------------------------------------
Accrued transfer agent fees                                         52,749
--------------------------------------------------------------------------
Accrued operating expenses                                         152,975
--------------------------------------------------------------------------
    Total liabilities                                           46,373,341
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $407,148,490
==========================================================================

NET ASSETS:

Class A                                                       $390,017,633
--------------------------------------------------------------------------
Institutional Class                                           $ 17,130,857
--------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                         38,882,645
--------------------------------------------------------------------------
Institutional Class                                              1,707,856
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      10.03
--------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.03
      divided by 99.00%)                                      $      10.13
--------------------------------------------------------------------------
Institutional Class:
  Net asset value, redemption price and offering price per
    share                                                     $      10.03
--------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 1999

INVESTMENT INCOME:

Interest                                                      $21,893,952
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     850,738
-------------------------------------------------------------------------
Administrative services fees                                       70,069
-------------------------------------------------------------------------
Transfer agent fees-Class A                                       474,047
-------------------------------------------------------------------------
Transfer agent fees-Institutional Class                             3,113
-------------------------------------------------------------------------
Distribution fees-Class A (See Note 2)                            591,643
-------------------------------------------------------------------------
Other                                                             229,521
-------------------------------------------------------------------------
    Total expenses                                              2,219,131
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (4,605)
-------------------------------------------------------------------------
    Net expenses                                                2,214,526
-------------------------------------------------------------------------
Net investment income                                          19,679,426
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    1,359,439
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (3,023,894)
-------------------------------------------------------------------------
      Net gain (loss) from investment securities               (1,664,455)
-------------------------------------------------------------------------
Net increase in net assets resulting from operations          $18,014,971
=========================================================================

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended July 31, 1999 and 1998

                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 19,679,426    $ 22,758,619
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   1,359,439       1,855,056
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (3,023,894)     (1,793,413)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        18,014,971      22,820,262
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                      (18,245,067)    (20,003,878)
------------------------------------------------------------------------------------------
  Institutional Class                                           (1,523,201)     (2,754,741)
------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Class A                                                       46,655,684     (44,498,315)
------------------------------------------------------------------------------------------
  Institutional Class                                          (33,718,444)      1,723,996
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       11,183,943     (42,712,676)
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          395,964,547     438,677,223
------------------------------------------------------------------------------------------
  End of period                                               $407,148,490    $395,964,547
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $413,559,490    $400,652,004
------------------------------------------------------------------------------------------
  Undistributed net investment income                               29,754          88,842
------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                  (4,117,378)     (5,476,817)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (2,323,376)        700,518
------------------------------------------------------------------------------------------
                                                              $407,148,490    $395,964,547
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 1999l

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate series portfolios. The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. The Fund currently offers two different classes of shares: the Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Realized gains and losses from securities transactions are recorded on the identified cost basis. On July 31, 1999, undistributed net investment income was increased by $29,754 and paid-in-capital decreased by $29,754 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $2,924,409, which expires, if not previously utilized, through the year 2005.
E. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended July 31, 1999, the Fund paid AIM $70,069 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 1999, the Fund paid AFS $206,185 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Class A shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average daily net assets attributable to the Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the year ended July 31, 1999, the Fund paid AIM Distributors $591,643 as compensation under the Plan.
  AIM Distributors received commissions of $75,023 during the year ended July 31, 1999 from sales of Class A shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of Class A shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC and AFS.
  During the year ended July 31, 1999, the Fund paid legal fees of $4,376 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

The Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,605 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,605 during the year ended July 31, 1999.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1 billion or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period. Prior to May 28, 1999, the commitment fee rate was 0.05%.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 1999 was $804,343,804 and $787,113,635, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of July 31, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $     30,522
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (3,546,327)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                  $ (3,515,805)
==========================================================================

Cost of investments for tax purposes is $411,441,557.

NOTE 6-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 1999 and 1998 were as follows:

                                           1999                          1998
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                -----------   -------------   -----------   -------------
Sold:
  Class A                        66,719,952   $ 675,218,081    22,832,451   $ 229,871,705
-----------------------------------------------------------------------------------------
  Institutional Class               489,034       4,947,727     1,450,340      14,604,304
-----------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                         1,524,802      15,430,990     1,671,295      16,825,885
-----------------------------------------------------------------------------------------
  Institutional Class                 1,998          20,239         4,391          44,205
-----------------------------------------------------------------------------------------
Reacquired:
  Class A                       (63,662,111)   (643,993,387)  (28,922,414)   (291,195,905)
-----------------------------------------------------------------------------------------
  Institutional Class            (3,809,602)    (38,686,410)   (1,281,958)    (12,924,513)
-----------------------------------------------------------------------------------------
                                  1,264,073   $  12,937,240    (4,245,895)  $ (42,774,319)
=========================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding during each of the years in the five-year period ended July 31, 1999.

                                                           1999        1998        1997         1996         1995
                                                          -------     -------     -------     --------     --------
Net asset value, beginning of period                      $ 10.07     $ 10.07     $  9.97     $  10.03     $   9.96
------------------------------------------------------    -------     -------     -------     --------     --------
Income from investment operations:
  Net investment income                                      0.49        0.56        0.56         0.58         0.57
------------------------------------------------------    -------     -------     -------     --------     --------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.04)         --        0.10        (0.06)        0.07
------------------------------------------------------    -------     -------     -------     --------     --------
    Total from investment operations                         0.45        0.56        0.66         0.52         0.64
------------------------------------------------------    -------     -------     -------     --------     --------
Less distributions:
  Dividends from net investment income                      (0.49)      (0.56)      (0.56)       (0.58)       (0.57)
------------------------------------------------------    -------     -------     -------     --------     --------
Net asset value, end of period                            $ 10.03     $ 10.07     $ 10.07     $   9.97     $  10.03
======================================================    =======     =======     =======     ========     ========
Total return                                                 4.55%       5.66%       6.79%        5.27%        6.61%
======================================================    =======     =======     =======     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $17,131     $50,609     $48,866     $143,468     $129,530
======================================================    =======     =======     =======     ========     ========
Ratio of expenses to average net assets                      0.31%(a)    0.32%       0.31%        0.27%        0.28%
======================================================    =======     =======     =======     ========     ========
Ratio of net investment income to average net assets         4.84%(a)    5.51%       5.56%        5.72%        5.70%
======================================================    =======     =======     =======     ========     ========
Portfolio turnover rate                                       184%        133%        130%         117%         120%
======================================================    =======     =======     =======     ========     ========

(a) Ratios are based on average net assets of $30,940,119.

                                     PART C
                                OTHER INFORMATION


Item 23.                      Exhibits


a          (1)      (a) Agreement and Declaration of Trust of the Registrant was
                    filed as an Exhibit to Registrant's Post-Effective Amendment
                    No. 3 on August 16, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17,
                    1995.

                    (b) First Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

                    (c) Second Amendment to Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996.

                    (d) Third Amendment to Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.

                    (e) Fourth Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998.

                    (f) Fifth Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998.

                    (g) Sixth Amendment to Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998.

          (2) (a) Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.


                    (b) First Amendment, dated March 8, 2000 to the Amended and Restated Agreement and Declaration of Trust of Registrant is filed herewith electronically.


b          (1)      (a) By-Laws of the Registrant were filed as an Exhibit to
                    Registrant's Post-Effective Amendment No. 3 on August 16,
                    1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996.

                    (b) Amendment to By-Laws of Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996.

                    (c) Second Amendment to By-Laws of Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996.

           (2) Amended and Restated By-laws of Registrant were filed as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.

           (3) (a) Amended and Restated Bylaws of Registrant, effective November 5, 1998, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.


                    (b) First Amendment to the Amended and Restated Bylaws of Registrant, effective June 9, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


c                   Instruments Defining Rights of Security Holders - None.

d          (1)      Investment Advisory Agreement between Registrant (on behalf of its AIM Adjustable Rate Government Fund) and A I M
                    Advisors, Inc. was filed as an Exhibit to Registrant's
                    Post-Effective Amendment No. 1 on June 15, 1992.

           (2) Master Investment Advisory Agreement, dated as of August 6, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993.

           (3) Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (4) Notice of Termination dated November 18, 1994 to Master Investment Advisory Agreement, dated October 18, 1993, between Registrant, with respect to the AIM Adjustable Rate Government Fund, and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (5) (a) Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.

                    (b) Amendment No. 1 to the Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and
                    A I M Advisors, Inc., with respect to AIM High Yield Fund II, was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.


           (6) Form of Master Investment Advisory Agreement, dated , 2000, between Registrant and A I M Advisors, Inc. is filed herewith electronically.



           (7) (a) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to

                    Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (b) Amendment No. 1, dated September 28, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (c) Amendment No. 2, dated as of December 14, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (d) Amendment No. 3, dated as of December 22, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (e) Amendment No. 4, dated as of January 26, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (f) Amendment No. 5, dated as of March 1, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (g) Amendment No. 6, dated as of March 18, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


                    (h) Amendment No. 7, dated November 15, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

e          (1)      Distribution Agreement between Registrant (on behalf of its
                    AIM Adjustable Rate Government Fund) and A I M Distributors,
                    Inc. was filed as an Exhibit to Registrant's Post-Effective
                    Amendment No. 1 on June 15, 1992.

           (2) Master Distribution Agreement, dated August 6, 1993, between Registrant (on behalf of its AIM Adjustable Rate Government Fund and Limited Maturity Treasury Portfolio - AIM Limited Maturity Treasury Shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993.

           (3) Distribution Agreement, dated August 6, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares) and Fund Management Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993.

           (4) (a) Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM Limited Maturity Treasury Shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

                    (b) Amendment No. 1 dated November 18, 1994, to Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM Limited Maturity Treasury Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (5) Master Distribution Agreement dated February 28, 1997, between Registrant and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.

           (6) Amended and Restated Master Distribution Agreement between Registrant (on behalf of Registrant"s Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (7) Master Distribution Agreement between Registrant (on behalf of Registrant"s Class B shares) and AIM Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (8) Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares) and Fund Management Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996.

           (9) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the Institutional Shares of AIM Limited Maturity Treasury Fund) and Fund Management Company was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.

           (10) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (11) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (12) Form of Service Agreement for Certain Retirement Plans between Fund Management Company and Plan Providers was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995, and is hereby incorporated by reference.

f          (1)      Retirement Plan for Registrant's Non-Affiliated Trustees was
                    filed as an Exhibit to Registrant's Post-Effective Amendment
                    No. 5 on November 30, 1994.

           (2) Retirement Plan for Registrant's Non-Affiliated Trustees effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

           (3) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Trustees was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

           (4) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Trustees as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

           (5) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Trustees as approved March 12, 1997, was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.

g          (1)      Custody Agreement between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's
                    Post-Effective Amendment No. 1 on June 15, 1992.

           (2) (a) Second Amended and Restated Custody Agreement between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No.7 on November 21, 1996 and is hereby incorporated by reference.

                    (b) Amendment to Second Amended and Restated Custody Agreement between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

           (3) Assignment and Acceptance of Assignment of Custody Agreement between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.

           (4) Custodian Contract, dated September 28, 1998, between Registrant (on behalf of its High Yield Fund II portfolio) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (5) (a) Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996 and is hereby incorporated by reference.


                    (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant is filed herewith electronically.


h          (1)      Administrative Services Agreement between Registrant and
                    A I M Advisors, Inc. was filed as an Exhibit to Registrant's
                    Post-Effective Amendment No. 1 on June 15, 1992.

           (2) Master Administrative Services Agreement, dated as of August 6, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993.

           (3) (a) Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

                    (b) Amendment No. 1 dated November 18, 1994 to Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (4) (a) Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.

                    (b) Amendment No. 1 to the Master Administrative Services Agreement, dated February 28, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (5) (a) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

                    (b) Amendment No. 1 dated May 11, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

                    (c) Amendment No. 2 dated July 1, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

                    (d) Amendment No. 3 dated September 16, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

                    (e) Amendment No. 4 dated November 1, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (6) (a) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on November 27, 1992.

                    (b) Amendment to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on November 27, 1992.

           (7) (a) Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995 and is hereby incorporated by reference.

                    (b) Amendment No. 1 Remote Access and Related Services Agreement, dated October 4, 1995, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc). was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995 and is hereby incorporated by reference.

                    (c) Addendum No. 2 to Remote Access and Related Services Agreement, dated October 12, 1995, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995 and is hereby incorporated by reference.

                    (d) Amendment No. 3 to Remote Access and Related Services Agreement, dated February 1, 1997 between Registrant and First Data Investor Services Group was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.

                    (e) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.

                    (f) Amendment No. 4 to Remote Access and Related Services Agreement, dated June 30, 1998 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

                    (g) Amendment No. 5 to Remote Access and Related Services Agreement, dated July 1, 1998 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.


                    (h) Amendment No. 6 to Remote Access and Related Services Agreement, dated August 30, 1999 between Registrant and First Data Investor Services Group, Inc. is filed herewith electronically.


           (8) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.

           (9) Assignment and Acceptance of Assignment of Transfer Agency Agreement among Registrant (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares), Short-Term Investments Co. and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

           (10) Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM Limited Maturity Treasury Shares) and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (11) (a) Transfer Agency and Service Agreement, dated July 1, 1995, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares) and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

                    (b) Amendment No. 1 to Transfer Agency and Service Agreement, dated July 1, 1996, between Registrant and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.


                    (c) Amendment No. 2 to Transfer Agency and Service Agreement, dated July 1, 1997, between Registrant and A I M Institutional Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.



           (12) (a) Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 9 on July 10, 1998 and is hereby incorporated by reference.



                    (b) Amendment No. 1 to the Amended and Restated Transfer Agency and Service Agreement, dated January 1, 1999, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.



                    (c) Amendment No. 2 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 1999, between Registrant and A I M Fund Services, Inc.

                    was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


           (13) Memorandum of Agreement, dated November 29, 1999, between Registrant and A I M Advisors, Inc. is filed herewith electronically.


           (14) Agreement and Plan of Reorganization, dated as of December 7, 1999, between Registrant and AIM Funds Group is filed herewith electronically.




i Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.


j          (1)      Consent of Dechert Price & Rhoads is filed herewith
                    electronically.

           (2)      Consent of KPMG LLP is filed herewith electronically.


           (3) (1) Opinion of Dechert Price & Rhoads was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994 and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21, 1996.


                    (2) Opinion of Dechert Price & Rhoads was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997 and is hereby incorporated by reference.


k                   Financial Statements - None.


l Initial Capitalization Agreement of Registrant's AIM High Yield Fund II was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

m          (1)      Distribution Plan for Registrant (on behalf of its Limited
                    Maturity Treasury Portfolio - AIM Limited Maturity Treasury
                    Shares), was filed electronically as an Exhibit to Post-Effective Amendment No. 6 on November 17, 1995.

           (2) Amended and Restated Master Distribution Plan, dated June 30, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.

           (3) Second Amended and Restated Master Distribution Plan for Registrant's Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998.

           (4) Third Amended and Restated Master Distribution Plan for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.

           (5) Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on November 18, 1998 and is hereby incorporated by reference.


           (6) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.



           (7) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-

                    Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.



           (8) Form of Agency Pricing Agreement (for the Retail Classes) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.



           (9) Forms of Service Agreements for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.



           (10) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


n          (1)      Multiple Class (Rule 18f-3) Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on November 21,
                    1996.

           (2) Amended and Restated Multiple Class Plan, effective as of July 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.

           (3) Second Amended and Restated Multiple Class Plan, effective September 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 8 on November 21, 1997.


           (4) Third Amended and Restated Multiple Class Plan, effective as of August 5, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.



o          (1)      The AIM Management Group Code of Ethics, adopted May 1,
                    1981, as last amended August 17, 1999, relating to A I M
                    Management Group Inc. and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No.
                    11 on October 14, 1999 and is hereby incorporated by reference.



           (2) Code of Ethics of Registrant, effective as of the 14th day of December, 1990, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999 and is hereby incorporated by reference.


Item 24.   Persons Controlled by or Under Common Control With Registrant

           Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

           None.

Item 25.   Indemnification

           State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

           Delaware law provides that subject to such standards or restrictions, if any, as are set forth in the governing instrument of a business trust, a business trust shall have the power to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Registrant's Agreement and Declaration of Trust provides that every person who is or has been a trustee or officer of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by Delaware law, the Registrant's bylaws and other applicable law. The Registrant's bylaws provide that a trustee, when acting in such capacity, shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, provided that nothing contained in the bylaws or the Delaware Business Trust Act shall protect any trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard involved in the conduct of his office.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the United States Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue.

           The Registrant has obtained insurance coverage for its officers and trustees under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.   Business and Other Connections of Investment Advisor

           Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been, engaged within the two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

           The only employment of a substantial nature of the officers and directors of A I M Advisors, Inc. (the "Advisor"), the Registrant's investment advisor, is with the Advisor and its affiliated companies. For additional information regarding the Advisor and its officers and directors, see "Management" in the Prospectus and the Statement of Additional Information for the Class A shares and "Management of the Trust" and "General Information About the Fund" in the Prospectus and the Statement of Additional Information, respectively, for the Institutional Class.

Item 27.   Principal Underwriters

           (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment adviser.

           (1) A I M Distributors, Inc., the Registrant's principal underwriter for the Class A, Class B and Class C shares, also acts as a principal underwriter to the following investment companies:


                      AIM Advisor Funds, Inc.
                      AIM Equity Funds (Retail Classes)
                      AIM Funds Group
                      AIM Floating Rate Fund
                      AIM Growth Series
                      AIM International Mutual Funds
                      AIM Investment Funds
                      AIM Series Trust
                      AIM Special Opportunities Funds
                      AIM Summit Fund, Inc.
                      AIM Tax-Exempt Funds
                      AIM Variable Insurance Funds


           (2) Fund Management Company, the Registrant's principal underwriter for Institutional Class of AIM Limited Maturity Treasury Fund, also acts as a principal underwriter to the following investment companies:


                      AIM Equity Funds (Institutional Classes)
                      Short-Term Investments Co.
                      Short-Term Investments Trust
                      Tax-Free Investments Co.


           (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20:


Name and Principal                Position and Offices                                  Position and Offices
Business Address*                 with Principal Underwriter                            with Registrant
------------------                --------------------------                            --------------------

         (1) A I M Distributors, Inc.

Charles T. Bauer                  Director and Chairman                                 Chairman and Trustee

Michael J. Cemo                   Director and President                                None

Gary T. Crum                      Director                                              Senior Vice President

Robert H. Graham                  Director and Senior  Vice President                   Trustee and President

-------------------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                Position and Offices                                  Position and Offices
Business Address*                 with Principal Underwriter                            with Registrant
------------------                --------------------------                            --------------------
W. Gary Littlepage                Director and Senior Vice President                    None

James L. Salners                  Executive Vice President                              None

John Caldwell                     Senior Vice President                                 None

Marilyn M. Miller                 Senior Vice President                                 None

Gene L. Needles                   Senior Vice President                                 None

Gordon J. Sprague                 Senior Vice President                                 None

Michael C. Vessels                Senior Vice President                                 None

B. J. Thompson                    First Vice President                                  None

Melville B. Cox                   Vice President and                                    Vice President
                                  Chief Compliance Officer

Ofelia M. Mayo                    General Counsel, Vice President                       Assistant Secretary
                                  and Assistant Secretary

James R. Anderson                 Vice President                                        None

Mary K. Coleman                   Vice President                                        None

Mary A. Corcoran                  Vice President                                        None

Glenda A. Dayton                  Vice President                                        None

Sidney M. Dilgren                 Vice President                                        None

Tony D. Green                     Vice President                                        None

Dawn M. Hawley                    Vice President and Treasurer                          None

Charles H. McLaughlin             Vice President                                        None

Ivy B. McLemore                   Vice President                                        None

Terri L. Ransdell                 Vice President                                        None

Carol F. Relihan                  Vice President                                        Senior Vice President
                                                                                        and Secretary

Kamala C. Sachidanandan           Vice President                                        None

-------------------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                Position and Offices                                  Position and Offices
Business Address*                 with Principal Underwriter                            with Registrant
------------------                --------------------------                            --------------------

Frank V. Serebrin                 Vice President                                        None

Christopher T. Simutis            Vice President                                        None

Gary K. Wendler                   Vice President                                        None

Norman W. Woodson                 Vice President                                        None

Kathleen J. Pflueger              Secretary                                             Assistant Secretary

David E. Hessel                   Assistant Vice President, Assistant                   None
                                  Treasurer and Controller

Luke P. Beausoleil                Assistant Vice President                              None

Sheila R. Brown                   Assistant Vice President                              None

Scott E. Burman                   Assistant Vice President                              None

Tisha B. Christopher              Assistant Vice President                              None

Mary E. Gentempo                  Assistant Vice President                              None

Simon R. Hoyle                    Assistant Vice President                              None

Kathryn A. Jordan                 Assistant Vice President                              None

Kim T. McAuliffe                  Assistant Vice President                              None

David B. O'Neil                   Assistant Vice President                              None

Rebecca Starling-Klatt            Assistant Vice President                              None

Nicholas D. White                 Assistant Vice President                              None

Nancy L. Martin                   Assistant General Counsel                             Assistant Secretary
                                  and Assistant Secretary

Samuel D. Sirko                   Assistant General Counsel                             Assistant Secretary
                                  and Assistant Secretary

P. Michelle Grace                 Assistant Secretary                                   Assistant Secretary

Lisa A. Moss                      Assistant Secretary                                   Assistant Secretary

Stephen I. Winer                  Assistant Secretary                                   Assistant Secretary

-------------------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                Position and Offices                                  Position and Offices
Business Address*                 with Principal Underwriter                            with Registrant
------------------                --------------------------                            --------------------

         (2) Fund Management Company

Charles T. Bauer                  Director and Chairman                                 Chairman and Trustee

J. Abbott Sprague                 Director and President                                None

Robert H. Graham                  Director and Senior Vice President                    President and Trustee

Carol F. Relihan                  Director, Vice President and                          Senior Vice President
                                  General Counsel                                       and Secretary

Mark D. Santero                   Senior Vice President                                 None

William J. Wendel                 Senior Vice President                                 None

Melville B. Cox                   Vice President and                                    Vice President
                                  Chief Compliance Officer

Dawn M. Hawley                    Vice President and Treasurer                          None

Lisa A. Moss                      Vice President, Assistant General                     Assistant Secretary
                                  Counsel and Assistant Secretary

Stephen I. Winer                  Vice President, Assistant General                     Assistant Secretary
                                  Counsel and Assistant Secretary

James R. Anderson                 Vice President                                        None

Kathleen J. Pflueger              Secretary                                             Assistant Secretary

David E. Hessel                   Assistant Vice President,                             None
                                  Assistant Treasurer and
                                  Controller

Dana R. Sutton                    Assistant Vice President                              Vice President
                                  and Assistant Treasurer                               and Treasurer

Jeffrey L. Horne                  Assistant Vice President                              None

Robert W. Morris, Jr.             Assistant Vice President                              None

Ann M. Srubar                     Assistant Vice President                              None


-------------------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                Position and Offices                                  Position and Offices
Business Address*                 with Principal Underwriter                            with Registrant
------------------                --------------------------                            --------------------

Rebecca Starling-Klatt            Assistant Vice President                              None

Nicholas D. White                 Assistant Vice President                              None

Nancy L. Martin                   Assistant General Counsel and                         Assistant Secretary
                                  Assistant Secretary

Ofelia M. Mayo                    Assistant General Counsel and                         Assistant Secretary
                                  Assistant Secretary

Samuel D. Sirko                   Assistant General Counsel and                         Assistant Secretary
                                  Assistant Secretary

P. Michelle Grace                 Assistant Secretary                                   Assistant Secretary

--------------------------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person.

             Not applicable.

Item 28.    Location of Accounts and Records

      State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

      A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodians, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, with respect to AIM Limited Maturity Treasury Fund and AIM Municipal Bond Fund, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, with respect to AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund, and Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.    Management Services

      Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A and Part B, disclosing the parties to the contract and the total dollars paid and by whom, for the Registrant's last three fiscal years.

      None.

Item 30.    Undertakings

            In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under Section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 10th day of March, 2000.

                           REGISTRANT: AIM INVESTMENT SECURITIES FUNDS


                                   By: /s/ ROBERT H. GRAHAM
                                       -----------------------------------------
                                         Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
          /s/ CHARLES T. BAUER                                  Chairman & Trustee                    March 10, 2000
  ------------------------------------------
              (Charles T. Bauer)

          /s/ ROBERT H. GRAHAM                                    Trustee & President                 March 10, 2000
  ------------------------------------------                (Principal Executive Officer)
              (Robert H. Graham)

          /s/ BRUCE L. CROCKETT                                        Trustee                        March 10, 2000
  ------------------------------------------
              (Bruce L. Crockett)

             /s/ OWEN DALY II                                          Trustee                        March 10, 2000
  ------------------------------------------
                (Owen Daly II)

          /s/ EDWARD K. DUNN, JR.                                      Trustee                        March 10, 2000
  ------------------------------------------
             (Edward K. Dunn, Jr.)

              /s/ JACK FIELDS                                          Trustee                        March 10, 2000
  ------------------------------------------
                 (Jack Fields)

            /s/ CARL FRISCHLING                                        Trustee                        March 10, 2000
  ------------------------------------------
               (Carl Frischling)

          /s/ PREMA MATHAI-DAVIS                                       Trustee                        March 10, 2000
  ------------------------------------------
             (Prema Mathai-Davis)

           /s/ LEWIS F. PENNOCK                                        Trustee                        March 10, 2000
  ------------------------------------------
              (Lewis F. Pennock)

            /s/ LOUIS S. SKLAR                                         Trustee                        March 10, 2000
  ------------------------------------------
               (Louis S. Sklar)

            /s/ DANA R. SUTTON                                    Vice President &                    March 10, 2000
  ------------------------------------------               Treasurer (Principal Financial
               (Dana R. Sutton)                                and Accounting Officer)

                                  EXHIBIT INDEX

EXHIBIT
  NO.                      DESCRIPTION
--------                   -----------
a(2)(b)         First Amendment, dated March 8, 2000, to the Amended and
                Restated Agreement and Declaration of Trust of Registrant

d(6)            Form of Master Investment Advisory Agreements, dated _________,
                2000, between Registrant and AIM Advisors, Inc.

d(7)(h)         Amendment No. 7, dated November 15, 1999 to Foreign Country
                Selection and Mandatory Securities Depository Responsibilities
                Delegation Agreement, dated September 9, 1998, between
                Registrant and A I M Advisors, Inc.

g(5)(b)         Amendment No. 1, dated October 2, 1998, to the Subcustodian
                Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street
                Bank and Trust Company, A I M Fund Services, Inc. and
                Registrant.

h(7)(h) Amendment No. 6 to Remote Access and Related Services Agreement, dated August 30, 1999 between Registrant and First Data Investor
                Services Group, Inc.

h(13)           Memorandum of Agreement, dated November 29, 1999, between
                Registrant and A I M Advisors, Inc.

h(14) Agreement and Plan of Reorganization, dated as of December 7, 1999, between Registrant and AIM Funds Group

i               Opinion and consent of Ballard Spahr & Ingersoll, LLP

j(1)            Consent of Dechert Price & Rhoads

j(2)            Consent of KPMG LLP